Document And Entity Information (USD $)	3 Months Ended
	Dec. 31, 2010	Feb. 15, 2011	Jun. 30, 2010
Entity Registrant Name	ALEXANDER & BALDWIN INC
Entity Central Index Key	0000003453
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,201,686,640
Entity Common Stock, Shares Outstanding		41,553,779
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Revenue:
Ocean transportation	$ 1,012	$ 887	$ 1,021
Logistics services	355	321	436
Real estate leasing	81	71	66
Real estate sales	14	16	225
Agribusiness	152	97	119
Total operating revenue	1,614	1,392	1,867
Operating Costs and Expenses:
Cost of ocean transportation services	806	740	825
Cost of logistics services	314	280	381
Cost of real estate sales and leasing	60	54	225
Cost of agribusiness goods and services	150	130	133
Selling, general and administrative	158	154	163
Total operating costs and expenses	1,488	1,358	1,727
Operating Income	126	34	140
Other Income and (Expense):
Gain on insurance settlement and other	6	0	8
Crop disaster relief payment	5	0	0
Gain on consolidation of HS&TC (Note 3)	0	5	0
Equity in income of real estate affiliates	2	0	9
Impairment loss on investment	(1)	(2)	(2)
Interest income	2	0	1
Interest expense	(26)	(25)	(24)
Income From Continuing Operations Before Income Taxes	114	12	132
Income taxes	45	5	48
Income From Continuing Operations	69	7	84
Income from discontinued operations, net of income taxes (Note 2)	23	37	48
Net Income	$ 92	$ 44	$ 132
Basic Earnings per Share of Common Stock:
Continuing operations (in dollars per share)	$ 1.68	$ 0.19	$ 2.05
Discontinued operations (in dollars per share)	$ 0.55	$ 0.89	$ 1.16
Net income (in dollars per share)	$ 2.23	$ 1.08	$ 3.21
Diluted Earnings per Share of Common Stock:
Continuing operations (in dollars per share)	$ 1.67	$ 0.19	$ 2.04
Discontinued operations (in dollars per share)	$ 0.55	$ 0.89	$ 1.15
Net income (in dollars per share)	$ 2.22	$ 1.08	$ 3.19
Weighted Average Number of Shares Outstanding:
Basic (in shares)	41.2	41	41.2
Diluted (in shares)	41.5	41.1	41.5

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed statements of cash flows [Abstract]
Net income	$ 92	$ 44	$ 132
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	107	105	101
Deferred income taxes	5	1	19
Gains on disposal of assets, net of impairment losses	(51)	(51)	(91)
Gain from receipt of insurance proceeds	(1)	0	(8)
Gain on consolidation of HS&TC	0	(5)	0
Share-based expense	8	9	11
Equity in income of affiliates, net of distributions	(8)	(1)	11
Changes in operating assets and liabilities:
Accounts and notes receivable	8	(16)	24
Inventories	6	(6)	(6)
Prepaid expenses and other assets	(18)	(5)	3
Deferred dry-docking costs	9	10	(9)
Liability for employee benefit plans	15	0	(3)
Accounts and income taxes payable	9	20	(37)
Other liabilities	(15)	11	(17)
Real estate developments held for sale:
Real estate inventory sales	6	5	184
Expenditures for real estate inventory	(22)	(6)	(39)
Net cash provided by operations	150	115	275
Cash Flows from Investing Activities:
Capital expenditures for property and developments	(95)	(31)	(109)
Proceeds from disposal of income-producing property, investments and other assets	34	32	19
Proceeds from insurance settlement	0	0	8
Deposits into Capital Construction Fund	(4)	(4)	(7)
Withdrawals from Capital Construction Fund	4	4	8
Acquisition of businesses, net of cash acquired	0	10	(27)
Payments for purchases of investments	(102)	(48)	(60)
Proceeds from investments	13	6	19
Net cash used in investing activities	(150)	(31)	(149)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	245	241	127
Payments of debt and deferred financing costs	(198)	(288)	(138)
Proceeds from (payments on) line-of-credit agreement, net	(4)	13	(5)
Repurchases of capital stock	0	0	(59)
Proceeds from issuance of capital stock and other	7	(1)	2
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	(2)	(87)	(124)
Cash and Cash Equivalents:
Net increase (decrease) for the year	(2)	(3)	2
Balance, beginning of year	16	19	17
Balance, end of year	14	16	19
Other Cash Flow Information:
Interest paid, net of amounts capitalized	(25)	(24)	(25)
Income taxes paid	(46)	(38)	(63)
Non-cash Activities:
Debt assumed in real estate purchase	8	0	11
Real estate received in settlement of a mortgage note	8	0	0
Tax-deferred property sales	120	109	112
Tax-deferred property purchases	$ (148)	$ (95)	$ (46)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 14	$ 16
Accounts and notes receivable, less allowances of $8 for 2010 and $10 for 2009	165	172
Inventories	35	43
Real estate held for sale	8	36
Deferred income taxes	8	6
Section 1031 exchange proceeds	1	1
Prepaid expenses and other assets	33	33
Total current assets	264	307
Investments in Affiliates	329	242
Real Estate Developments	122	88
Property - net	1,651	1,536
Employee Benefit Plan Assets	3	3
Other Assets	126	204
Total	2,495	2,380
Current Liabilities
Notes payable and current portion of long-term debt	136	65
Accounts payable	137	132
Payroll and vacation benefits	20	18
Uninsured claims	10	9
Accrued and other liabilities	50	73
Total current liabilities	353	297
Long-term Liabilities
Long-term debt	386	406
Deferred income taxes	431	428
Employee benefit plans	135	116
Uninsured claims and other liabilities	54	48
Total long-term liabilities	1,006	998
Commitments and Contingencies (Note 13)
Shareholders' Equity
Capital stock - common stock without par value; authorized, 150 million shares ($0.75 stated value per share); outstanding, 41.3 million shares in 2010 and 41.0 million shares in 2009	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$ 2,495	$ 2,380

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Allowances of accounts and notes receivable	$ 8	$ 10
Shareholders' Equity
Common stock, shares authorized (in shares)	150	150
Common stock, stated value (in dollars per share)	$ 0.75	$ 0.75
Common stock, shares outstanding (in shares)	41.3	41

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Capital Stock Issued [Member]	Capital Stock In Treasury [Member]	Additional Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2007	$ 34	$ (11)	$ 200	$ (4)	$ 911	$ 1,130
Balance (in shares) at Dec. 31, 2007	46	3.6
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net income					132	132
Defined benefit plans:
Net gain (loss)/prior service cost				(93)		(93)
Less: Amortization of net loss/prior service cost				1		1
Total comprehensive income						40
Shares repurchased	(1)		(8)		(50)	(59)
Shares repurchased (in shares)	(1.4)
Shares issued			1			1
Share-based compensation			11			11
Dividends					(51)	(51)
Balance at Dec. 31, 2008	33	(11)	204	(96)	942	1,072
Balance (in shares) at Dec. 31, 2008	44.6	3.6
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net income					44	44
Defined benefit plans:
Net gain (loss)/prior service cost				7		7
Less: Amortization of net loss/prior service cost				8		8
Total comprehensive income						59
Excess tax benefit and share withholding			(3)			(3)
Share-based compensation			9			9
Dividends					(52)	(52)
Balance at Dec. 31, 2009	33	(11)	210	(81)	934	1,085
Balance (in shares) at Dec. 31, 2009	44.6	3.6
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net income					92	92
Defined benefit plans:
Net gain (loss)/prior service cost				(13)		(13)
Less: Amortization of net loss/prior service cost				12		12
Total comprehensive income						91
Excess tax benefit and share withholding			(1)		(2)	(3)
Shares issued	1		6			7
Shares issued (in shares)	0.3
Share-based compensation			8			8
Dividends					(52)	(52)
Balance at Dec. 31, 2010	$ 34	$ (11)	$ 223	$ (82)	$ 972	$ 1,136
Balance (in shares) at Dec. 31, 2010	44.9	3.6

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends (in dollars per share)	$ 1.26	$ 1.26	$ 1.23

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business: Founded in 1870, Alexander & Baldwin, Inc. (“A&B” or the “Company”) is incorporated under the laws of the State of Hawaii. A&B operates in five segments in three industries:  Transportation, Real Estate and Agribusiness. These industries are described below:

Transportation: The Transportation Industry consists of Ocean Transportation and Logistics Services segments. The Ocean Transportation segment, which is conducted through Matson Navigation Company, Inc. (“Matson”), a wholly-owned subsidiary of A&B, is an asset-based business that derives its revenue primarily through the carriage of containerized freight between various U.S. Pacific Coast, Hawaii, Guam, China and other Pacific island ports. Additionally, the Ocean Transportation segment has a 35 percent interest in an entity (SSA Terminals, LLC or “SSAT”) that provides terminal and stevedoring services at U.S. Pacific Coast facilities. The Logistics Services segment, which is conducted through Matson Integrated Logistics, Inc. (“MIL”), a wholly-owned subsidiary of Matson, is a non-asset based business that is a provider of domestic and international rail intermodal service (“Intermodal”), long-haul and regional highway brokerage, specialized hauling, flat-bed and project work, less-than-truckload, expedited/air freight services and warehousing and distribution services (collectively “Highway”). Warehousing and distribution services are provided by Matson Global Distribution Services, Inc. (“MGDS”), a wholly-owned subsidiary of MIL. MGDS's operations also include Pacific American Services, LLC (“PACAM”), a San Francisco bay-area regional warehousing, packaging, and distribution company.

Real Estate: The Real Estate Industry consists of two segments, both of which have operations in Hawaii and on the U.S. Mainland. The Real Estate Sales segment generates its revenues through the development and sale of land and commercial and residential properties. The Real Estate Leasing segment owns, operates and manages retail, office and industrial properties. Real estate activities are conducted through A&B Properties, Inc. and various other subsidiaries and affiliates of A&B.

Agribusiness: Agribusiness, which contains one segment, produces bulk raw sugar, specialty food-grade sugars, molasses, green coffee and roasted coffee; markets and distributes roasted coffee, green coffee and specialty food-grade sugars; provides general trucking services, mobile equipment maintenance and repair services in Hawaii; and generates and sells, to the extent not used in the Company's operations, electricity. The Company also is the sole member in Hawaiian Sugar & Transportation Cooperative (“HS&TC”), a cooperative that provides raw sugar marketing and transportation services. HS&TC was consolidated with the Company's results beginning December 1, 2009.

In December 2010, the Company entered into an agreement to lease land and sell certain assets used in the coffee business to Massimo Zanetti Beverage USA, Inc. (“MZB”), including intangible assets. The assets will be sold at book value, or an approximate price of $15 million. The transaction, which is not expected to result in a gain or loss, is subject to certain material contingencies and, assuming the satisfaction of those conditions, is expected to close in the first quarter of 2011. The assets to be purchased by MZB include machinery, furniture, fixtures, equipment, materials and supply inventory, and coffee inventory. The Company will retain ownership of the land, buildings, power generation, and power distribution assets.

Recast of Financial Information for Discontinued Operations: In August 2011, the Company finalized a decision to terminate Matson's second China string (“CLX2”) due to the longer-term outlook for sustained high fuel prices and increasingly volatile Transpacific rates. Additionally, during 2011, the Company sold Arbor Park Shopping Center, a retail property in Texas, Wakea Business Center II, a commercial facility on Maui, and a leased Maui property. As a result of the aforementioned transactions, the Company has recast information to reflect the results of operations of the CLX2 component and property sales as discontinued operations in the Consolidated Statements of Operations and related information in Notes 2, 11, 14, 15, and 16 for all periods presented.

Principles of Consolidation:  The consolidated financial statements include the accounts of Alexander & Baldwin, Inc. and all wholly-owned and controlled subsidiaries, after elimination of significant intercompany amounts. Significant investments in businesses, partnerships, and limited liability companies in which the Company does not have a controlling financial interest, but has the ability to exercise significant influence, are accounted for under the equity method. A controlling financial interest is one in which the Company has a majority voting interest or one in which the Company is the primary beneficiary of a variable interest entity.

Fiscal Year: The fiscal year end for the Company's Real Estate and Agribusiness Industry segments is December 31. The fiscal year end for the Company's Transportation Industry segments occurs on the last Friday in December, except for the warehousing services business, whose fiscal year closes on December 31. There were 53 weeks included in the Transportation Industry segments' 2010 fiscal year and 52 weeks in 2009.

Risks and Uncertainties: Factors that could adversely impact the Company's operations or financial results include, but are not limited to, the following: unfavorable economic conditions in the U.S., Guam, or Asian markets that result in a further decrease in consumer confidence or market demand for, or prices of, the Company's services and products; increased competition; replacement of the Company's significant operating agreements; reduction in credit availability; downgrade in the Company's credit rating that affects its ability to secure adequate financing or increase the cost of financing; failure to comply with restrictive financial covenants in the Company's credit facilities; insolvency of the Company's insurance carriers; insolvency or failure of joint venture partner to perform; loss or insolvency of significant agents, customers, or vendors; unfavorable political conditions in domestic or international markets; strikes or work stoppages; increased cost of energy, commodities, or labor; noncompliance with or changes in laws and regulations relating to the Company's business, including environmental laws or climate change legislation or regulation; unfavorable litigation or legal proceedings or government inquiries or investigations; adverse weather conditions; changes in the legal and regulatory environment; changes in accounting and taxation standards, including an increase in tax rates; an inability to achieve the Company's overall long-term goals; an inability to protect the Company's information systems; future impairment charges; increased pension costs; inadequate internal controls; material warranty and construction defect claims; and global or regional catastrophic events.

Use of Estimates: The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Significant estimates and assumptions are used for, but not limited to: (i) asset impairments, (ii) legal contingencies, (iii) allowance for doubtful accounts, (iv) revenue recognition for long-term real estate developments, (v) self-insured liabilities, (vi) goodwill and intangible assets, (vii) pension and postretirement estimates, (viii) sugar production, and (ix) income taxes. Future results could be materially affected if actual results differ from these estimates and assumptions.

Cash and Cash Equivalents: Cash equivalents consist of highly liquid investments with a weighted-average maturity of three months or less at the date of purchase. The Company carries these investments at cost, which approximates fair value. Outstanding checks in excess of funds on deposit totaled $14 million and $22 million at December 31, 2010 and 2009, respectively, and are reflected as current liabilities in the consolidated balance sheets.

Fair Value of Financial Instruments:  The fair values of cash and cash equivalents, receivables and short-term borrowings approximate their carrying values due to the short-term nature of the instruments. The carrying amount and fair value of the Company's fixed-rate long-term debt at December 31, 2010 was $414 million and $438 million, respectively and $471 million and $475 million at December 31, 2009, respectively.

Allowance for Doubtful Accounts:  Allowances for doubtful accounts are established by management based on estimates of collectibility. Estimates of collectability are principally based on an evaluation of the current financial condition the Company's customers and their payment history, which are regularly monitored by the Company. The changes in the allowance for doubtful accounts, included on the consolidated balance sheets as an offset to “Accounts and notes receivable,” for the three years ended December 31, 2010 were as follows (in millions):

	Balance at Beginning of year	Expense	Write-offs and Other	Balance at End of Year

2010	$10	--	$(2)	$8
2009	$8	$3	$(1)	$10
2008	$12	$1	$(5)	$8

Inventories:  Sugar and coffee inventories are stated at the lower of cost (first-in, first-out basis) or market value. Materials and supplies inventory are stated at the lower of cost (principally average cost) or market value.  Inventories at December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Sugar and coffee inventories	$16	$28
Materials and supplies inventories	19	15
Total	$35	$43

Dry-docking:  Under U.S. Coast Guard rules, administered through the American Bureau of Shipping's alternative compliance program, all vessels must meet specified seaworthiness standards to remain in service. Vessels must undergo regular inspection, monitoring and maintenance, referred to as “dry-docking,” to maintain the required operating certificates. These dry-docks occur on scheduled intervals ranging from two to five years, depending on the vessel's age. Because the dry-docks enable the vessel to continue operating in compliance with U.S. Coast Guard requirements and provide future economic benefits, the costs of these scheduled dry-docks are deferred and amortized until the next regularly scheduled dry-dock period. Routine vessel maintenance and repairs that do not improve or extend asset lives are charged to expense as incurred. Deferred amounts are included on the consolidated balance sheets in non-current other assets. Amortized amounts are charged to operating expenses in the consolidated statements of income. Changes in deferred dry-docking costs are included in the consolidated statements of cash flows in cash flows from operating activities.

Property:  Property is stated at cost, net of accumulated depreciation and amortization. Expenditures for major renewals and betterments are capitalized. Replacements, maintenance, and repairs that do not improve or extend asset lives are charged to expense as incurred. Costs of developing coffee orchards are capitalized during the development period and depreciated over the estimated productive lives. Upon acquiring commercial real estate that is deemed a business, the Company records land, buildings, leases above and below market, and other intangible assets based on their fair values. Due diligence costs are expensed as incurred.

Depreciation:  Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of property are as follows:

Classification	Range of Life (in years)

Vessels	10 to 40
Buildings	10 to 40
Water, power and sewer systems	5 to 50
Machinery and equipment	2 to 35
Other property improvements	3 to 35

Real Estate Developments:  Expenditures for real estate developments are capitalized during construction and are classified as Real Estate Developments on the consolidated balance sheets. When construction is substantially complete, the costs are reclassified as either Real Estate Held for Sale or Property, based upon the Company's intent to either sell the completed asset or to hold it as an investment property, respectively. Cash flows related to real estate developments are classified as either operating or investing activities, based upon the Company's intention to sell the property or to retain ownership of the property as an investment following completion of construction.

For development projects, capitalized costs are allocated using the direct method for expenditures that are specifically associated with the unit being sold and the relative-sales-value method for expenditures that benefit the entire project. Capitalized development costs typically include costs related to land acquisition, grading, roads, water and sewage systems, landscaping, capitalized interest, and project amenities. Direct overhead costs incurred after the development project is substantially complete, such as utilities, maintenance, and real estate taxes, are charged to selling, general, and administrative expense as incurred. All indirect overhead costs are charged to selling, general, and administrative costs as incurred.

Capitalized Interest:  Interest costs incurred in connection with significant expenditures for real estate developments, the construction of assets, or investments in joint ventures are capitalized during the period in which activities necessary to get the asset ready for its intended use are in progress. Capitalization of interest is discontinued when the asset is substantially complete and ready for its intended use. Capitalization of interest on investments in joint ventures is recorded until the underlying investee commences its principal operations, which is typically when the investee has other-than-ancillary revenue generation. Total interest cost incurred was $26 million in 2010, $26 million in 2009, and $25 million in 2008. Capitalized interest in 2010, 2009 and 2008 was not material.

Impairment of Long-Lived Assets and Finite-Lived Intangible Assets:  Long-lived assets, including finite-lived intangible assets, are reviewed for possible impairment when events or circumstances indicate that the carrying value may not be recoverable. In such an evaluation, the estimated future undiscounted cash flows generated by the asset are compared with the amount recorded for the asset to determine if its carrying value is not recoverable. If this review determines that the recorded value will not be recovered, the amount recorded for the asset is reduced to estimated fair value. The Company has evaluated certain long-lived assets, including intangible assets, for impairment; however, no impairment charges were recorded in 2010, 2009, and 2008 as a result of this process. These asset impairment loss analyses are highly subjective because they require management to make assumptions and apply considerable judgments to, among others, estimates of the timing and amount of future cash flows, expected useful lives of the assets, uncertainty about future events, including changes in economic conditions, changes in operating performance, changes in the use of the assets, and ongoing cost of maintenance and improvements of the assets, and thus, the accounting estimates may change from period to period. If management uses different assumptions or if different conditions occur in future periods, the Company's financial condition or its future operating results could be materially impacted.

Impairment of Investments: The Company's investments in unconsolidated affiliates are reviewed for impairment whenever there is evidence that fair value may be below carrying cost. An investment is written down to fair value if fair value is below carrying cost and the impairment is considered other-than-temporary. In evaluating the fair value of an investment, the Company reviews probability-weighted discounted projected cash flows associated with the investment and other relevant information. In evaluating whether an impairment is other-than-temporary, the Company considers all available information, including the length of time and extent of the impairment, the financial condition and near-term prospects of the affiliate, the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value, and projected industry and economic trends, among others.

Significant estimates and considerable judgments are involved in determining the fair value of an investment and assessing whether any identified impairment is other-than-temporary. These estimates and judgments are based, in part, on the Company's current and future evaluation of economic conditions in general, as well as a joint venture's current and future plans. These impairment calculations are highly subjective because they also require management to make assumptions and apply judgments to estimates of the timing and amount of future cash flows, probabilities related to various cash flow scenarios, and appropriate discount rates based on the perceived risks, among others. Changes in these and other assumptions could affect the projected operational results and fair value of the unconsolidated affiliates, and accordingly, may require valuation adjustments to the Company's investments that may materially impact the Company's financial condition or its future operating results. For example, if the current market conditions deteriorate significantly or a joint venture's plans change materially, additional impairment charges may be required in future periods, and those charges could be material.

In 2010, the Company evaluated certain investments for impairment. As a result of this process, the Company recorded an impairment loss of approximately $1.9 million related to its Santa Barbara Ranch joint venture investment. Continued weakness in the real estate sector or difficulty in obtaining or renewing project-level financing may affect the value or feasibility of certain development projects owned by the Company or by its joint ventures and could lead to additional impairment charges in the future.

Goodwill and Intangible Assets:  Goodwill and intangibles are recorded on the consolidated balance sheets as other non-current assets. Recorded goodwill is related to the acquisition of logistic service entities and related earnout obligations (see Note 3). Recorded intangible assets are related to logistic service entity acquisitions as well as the acquisition of commercial properties. The Company reviews goodwill for potential impairment on an annual basis, or more frequently if indications of impairment exist. Finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances would indicate the carrying amount of the intangible assets may not be recoverable. There were no impairments of goodwill or intangible assets in 2010, 2009, or 2008.

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 were as follows (in millions):
Goodwill

Balance, December 31, 2008	$26
Additions	1
Balance, December 31, 2009	27
Additions	--
Balance, December 31, 2010	$27

Intangible assets for the years ended December 31 included the following (in millions):

	2010		2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Customer lists	$12	$(5)	$12	$(4)
In-place leases	15	(7)	11	(4)
Other	11	(5)	8	(4)
Total assets	$38	$(17)	$31	$(12)

Aggregate intangible asset amortization was $5 million, $4 million, and $3 million for 2010, 2009, and 2008, respectively. Estimated amortization expenses related to intangibles over the next five years are as follows (in millions):

Estimated Amortization

2011	$5
2012	3
2013	3
2014	2
2015	2

1031 Exchange Proceeds: As of December 31, 2010 and 2009, the Company had $1 million and $61 million, respectively, of proceeds related to qualifying 1031 tax-deferred sales. The $1 million of proceeds as of December 31, 2010 were classified as current assets since the proceeds expire in 2011. The $61 million of proceeds as of December 31, 2009 were classified as non-current assets on the consolidated balance sheets.

Revenue Recognition: The Company has a wide variety of revenue sources, including, shipping revenue, logistics services revenue, property sales, rental income, and sales of raw sugar, molasses and coffee. Before recognizing revenue, the Company assesses the underlying terms of the transaction to ensure that recognition meets the requirements of relevant accounting standards. In general, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery of the service or product has occurred, the sales price is fixed or determinable, and collectibility is reasonably assured.

Voyage Revenue Recognition:  Voyage revenue is recognized ratably over the duration of a voyage based on the relative transit time in each reporting period, commonly referred to as the percentage-of-completion method. Voyage expenses are recognized as incurred.

Logistics Services Revenue Recognition:  The revenue for logistics services includes the total amount billed to customers for transportation services. The primary costs include purchased transportation services.  Revenue and the related purchased transportation costs are recognized based on relative transit time, commonly referred to as the percentage-of-completion method. The Company reports revenue on a gross basis. The Company serves as principal in transactions because it is responsible for the contractual relationship with the customer, has latitude in establishing prices, has discretion in supplier selection, and retains credit risk.

Real Estate Sales Revenue Recognition:   Sales are recorded when the risks and rewards of ownership have passed to the buyers (generally on closing dates), adequate initial and continuing investments have been received, and collection of remaining balances, if any, is reasonably assured. For certain development projects that have material continuing post-closing involvement and for which total revenue and capital costs are reasonably estimable, the Company uses the percentage-of-completion method for revenue recognition. Under this method, the amount of revenue recognized is based on development costs that have been incurred through the reporting period as a percentage of total expected development cost associated with the development project. This generally results in a stabilized gross margin percentage, but requires significant judgment and estimates.

Real Estate Leasing Revenue Recognition:  Real estate leasing revenue is recognized on a straight-line basis over the terms of the related leases, including periods for which no rent is due (typically referred to as “rent holidays”). Differences between revenues recognized and amounts due under respective lease agreements are recorded as increases or decreases, as applicable, to deferred rent receivable. Also included in rental revenue are certain tenant reimbursements and percentage rents determined in accordance with the terms of the leases. Income arising from tenant rents that are contingent upon the sales of the tenant exceeding a defined threshold are recognized only after the contingency has been resolved (e.g., sales thresholds have been achieved).

Sugar and Coffee Revenue Recognition: Revenue from bulk raw sugar sales and coffee sales is recorded when title to the product and risk of loss passes to third parties (generally this occurs when the product is shipped or delivered to customers) and when collection is reasonably assured.

Non-voyage Ocean Transportation Costs:  Depreciation, charter hire, terminal operating overhead, and general and administrative expenses are charged to expense as incurred.

Agricultural Costs:  Costs of growing and harvesting sugar cane are charged to the cost of inventory in the year incurred and to cost of sales as raw sugar is sold. Costs of growing coffee, excluding orchard development costs, are charged to inventory in the year incurred and to cost of sales as coffee is sold.

Discontinued Operations: The sales of certain income-producing assets are classified as discontinued operations if the operations and cash flows of the assets clearly can be distinguished from the remaining assets of the Company, if cash flows for the assets have been, or will be, eliminated from the ongoing operations of the Company, if the Company will not have a significant continuing involvement in the operations of the assets sold, and if the amount is considered material. Certain assets that are “held-for-sale,” based on the likelihood and intention of selling the property within 12 months, are also treated as discontinued operations. Upon reclassification, depreciation ceases on assets reclassified as “held-for-sale.” Sales of land not under lease and residential houses and lots are generally considered inventory and are not included in discontinued operations. See also Note 2 regarding Matson's termination of its second China service in August 2011 that has been classified as discontinued operations.

Employee Benefit Plans:  Certain Ocean Transportation subsidiaries are members of the Pacific Maritime Association (“PMA”) and the Hawaii Stevedoring Industry Committee, which negotiate multiemployer pension plans covering certain shoreside bargaining unit personnel. The subsidiaries directly negotiate multiemployer pension plans covering other bargaining unit personnel. Pension costs are accrued in accordance with contribution rates established by the PMA, the parties to a plan or the trustees of a plan. Several trusteed, non-contributory, single-employer defined benefit plans and defined contribution plans cover substantially all other employees.

Share-Based Compensation:  The Company records compensation expense for all share-based payment awards made to employees and directors. The Company's various equity plans are more fully described in Note 12.

Basic and Diluted Earnings per Share (“EPS”) of Common Stock:  Basic earnings per share is determined by dividing net income by the weighted-average common shares outstanding during the year. The calculation of diluted earnings per share includes the dilutive effect of unexercised non-qualified stock options and non-vested stock units. The computation of weighted average dilutive shares outstanding excluded non-qualified stock options to purchase 1.6 million, 1.8 million, and 1.1 million shares of common stock for 2010, 2009, and 2008, respectively. These amounts were excluded because the options' exercise prices were greater than the average market price of the Company's common stock for the periods presented and, therefore, the effect would be anti-dilutive.
The denominator used to compute basic and diluted earnings per share is as follows (in millions):

	2010	2009	2008

Denominator for basic EPS: weighted average shares outstanding	41.2	41.0	41.2
Effect of dilutive securities:
Outstanding stock options and non-vested stock units	0.3	0.1	0.3
Denominator for diluted EPS: weighted average shares outstanding	41.5	41.1	41.5

On January 26, 2011, the Company granted to employees, non-qualified stock options exercisable into 285,569 shares of common stock at $40.63 per share, 62,697 shares of time-based restricted stock units, and 83,594 shares of performance-based restricted stock units. The time-based restricted stock units vests ratably over three years and the performance-based restricted stock units vests ratably over three years, provided that the one-year performance objectives are achieved.

Income Taxes: The Company makes certain estimates and judgments in determining income tax expense for financial statement purposes. These estimates and judgments are applied in the calculation of tax credits, tax benefits and deductions, and in the calculation of certain deferred tax assets and liabilities, which arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes. Deferred tax assets and deferred tax liabilities are adjusted to the extent necessary to reflect tax rates expected to be in effect when the temporary differences reverse. Adjustments may be required to deferred tax assets and deferred tax liabilities due to changes in tax laws and audit adjustments by tax authorities. To the extent adjustments are required in any given period, the adjustments would be included within the tax provision in the consolidated statements of income or consolidated balance sheets.

The Company has not recorded a valuation allowance for its deferred tax assets. A valuation allowance would be established if, based on the weight of available evidence, management believes that it is more likely than not that some portion or all of a recorded deferred tax asset would not be realized in future periods.

Restricted Net Assets of Subsidiaries: Matson is subject to restrictions on the transfer of net assets under certain debt agreements. These restrictions have not had any effect on the Company's shareholder dividend policy, and the Company does not anticipate that these restrictions will have any impact in the future. At December 31, 2010, the amount of net assets of Matson that may not be transferred to the Company was approximately $292 million.

Derivative Financial Instruments:  The Company periodically uses derivative financial instruments such as interest rate and foreign currency hedging products to mitigate risks. The Company's use of derivative instruments is limited to reducing its risk exposure by utilizing interest rate or currency agreements that are accounted for as hedges. The Company does not hold or issue derivative instruments for trading or other speculative purposes nor does it use leveraged financial instruments. All derivatives are recognized in the consolidated balance sheets at their fair value. At December 31, 2010 and 2009, there were no material derivative instruments held by the Company.

Comprehensive Income (Loss): Comprehensive income (loss) includes all changes in Shareholders' Equity, except those resulting from capital stock transactions. Accumulated other comprehensive loss principally includes amortization of deferred pension/postretirement costs. The components of accumulated other comprehensive loss, net of taxes, were as follows for the years ended December 31 (in millions):

	2010	2009	2008
Unrealized components of benefit plans:
Pension plans	$(73)	$(73)	$(90)
Postretirement plans	(4)	--	1
Non-qualified benefit plans	(4)	(6)	(5)
SSAT pension plan and other	(1)	(2)	(2)
Accumulated other comprehensive loss	$(82)	$(81)	$(96)

Environmental Costs:  Environmental exposures are recorded as a liability and charged to operating expense when the environmental liability has been incurred and can be reasonably estimated. If the aggregate amount of the liability and the amount and timing of cash payments for the liability are fixed or reliably determinable, the environmental liability is discounted. An environmental liability has been incurred when both of the following conditions have been met: (i) litigation has commenced or a claim or an assessment has been asserted, or, based on available information, commencement of litigation or assertion of a claim or an assessment is probable, and (ii) based on available information, it is probable that the outcome of such litigation, claim, or assessment will be unfavorable. If a range of probable loss is determined, the Company will record the obligation at the low end of the range unless another amount in the range better reflects the expected loss. Certain costs, however, are capitalized in Property when the obligation is recorded, if the cost (1) extends the life, increases the capacity or improves the safety and efficiency of property owned by the Company, (2) mitigates or prevents environmental contamination that has yet to occur and that otherwise may result from future operations or activities, or (3) is incurred or discovered in preparing for sale property that is classified as “held–for-sale.” The amounts of capitalized environmental costs were not material at December 31, 2010 or 2009.

Self-Insured Liabilities: The Company is self-insured for certain losses that include, but are not limited to, employee health, workers' compensation, general liability, real and personal property, and real estate construction warranty and defect claims. When feasible, the Company obtains third-party insurance coverage to limit its exposure to these claims. When estimating its self-insured liabilities, the Company considers a number of factors, including historical claims experience, demographic factors, and valuations provided by independent third-parties. Periodically, management reviews its assumptions and the valuations provided by independent third-parties to determine the adequacy of the Company's self-insured liabilities.

Impact of Recently Issued Accounting Standards:  In October 2009, the FASB issued guidance on revenue arrangements with multiple deliverables effective for the Company's 2011 fiscal year. The guidance revises the criteria for separating, measuring, and allocating arrangement consideration to each deliverable in a multiple element arrangement. The guidance requires companies to allocate revenue using the relative selling price of each deliverable, which must be estimated if there is no history of selling the deliverable on a stand-alone basis nor third-party evidence of selling price. The adoption of this standard is not expected to have a material impact on the Company's financial position or results of operations.

       In June 2009, the FASB issued guidance to revise the approach to determine when a variable interest entity (“VIE”) should be consolidated. The new consolidation model for VIEs considers whether the Company has the power to direct the activities that most significantly impact the VIE's economic performance and shares in the significant risks and rewards of the entity. The guidance on VIEs requires companies to continually reassess VIEs to determine if consolidation is appropriate and provide additional disclosures. The guidance was effective for the Company in 2010. The adoption of this standard did not have a material impact on the Company's financial position or results of operations.

Rounding:  Amounts in the consolidated financial statements and Notes are rounded to millions, but per-share calculations and percentages were determined based on amounts before rounding. Accordingly, a recalculation of some per-share amounts and percentages, if based on the reported data, may be slightly different.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2010
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
2.	DISCONTINUED OPERATIONS

During 2011, the sales of Arbor Park Shopping Center, a retail property in Texas, Wakea Business Center II, a commercial facility on Maui, and a leased Maui property have been classified as discontinued operations for all periods presented. These real estate assets did not meet the criteria for being classified as held-for-sale at December 31, 2010, and accordingly, were not reclassified from Property–net and presented separately. Additionally, in connection with the termination of Matson's second China service (“CLX2”), the results of operation for the CLX2 component have been reclassified from the Transportation segment to discontinued operations for all periods presented. The carrying amount of assets and liabilities attributable to the CLX2 component were not material to the Company in any of the periods presented and, accordingly, have not been presented separately.

During 2010, the sales of a retail center on Oahu, a three-building industrial park in Ontario, California, an industrial warehouse property in Kent, Washington, a retail center on Maui, and various leased-fee parcels have been classified as discontinued operations. Additionally, a retail property on Maui that was held for sale at year-end was classified as discontinued operations.

During 2009, the sales of an office/retail property on Oahu, a retail shopping center in California, an office building in Arizona, an industrial property on Oahu, an industrial property in California, and various parcels on Maui have been classified as discontinued operations. Additionally, a retail property on Oahu was classified as discontinued operations (the Company sold the property in January 2010).

During 2008, the sales of two retail properties on the mainland, one mainland office property, a multi-tenant residential rental property, three commercial properties on Maui, land previously leased to a telecommunications tenant on Maui, several commercial leased fee parcels on Maui, and various land parcels on Maui have been classified as discontinued operations.

The revenue, operating profit, income tax expense and after-tax effects of these transactions for 2010, 2009, and 2008 were as follows (in millions, except per share amounts):

	2010	2009	2008

Sales Revenue	$117	$110	$125
Leasing Revenue	$10	$27	$39
CLX2 Revenue	$28	$--	$--
Sales Operating Profit	$49	$44	$55
Leasing Operating Profit	$6	$15	$22
CLX2 Operating Loss	(19)	$--	$--
Income Tax Expense	$13	$22	$29
Income from Discontinued Operations	$23	$37	$48
Basic Earnings Per Share	$0.55	$0.89	$1.16
Diluted Earnings Per Share	$0.55	$0.89	$1.15

The results of operations from these properties in prior years were reclassified from continuing operations to discontinued operations to conform to the current year's accounting presentation. Consistent with the Company's intention to reinvest the sales proceeds into new investment property, the proceeds from the sales of property treated as discontinued operations were deposited in escrow accounts for tax-deferred reinvestment in accordance with Section 1031 of the Internal Revenue Code.

ACQUISITIONS AND RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
ACQUISITIONS AND RELATED-PARTY TRANSACTIONS [Abstract]
ACQUISITIONS AND RELATED-PARTY TRANSACTIONS
3.           ACQUISITIONS AND RELATED-PARTY TRANSACTIONS

The Company's Hawaiian Commercial & Sugar Company division and Gay & Robinson (“G&R”) were members in Hawaiian Sugar & Transportation Cooperative (“HS&TC”), a cooperative that provides raw sugar marketing and transportation services to its members. In the fourth quarter of 2009, G&R ceased the production of raw sugar. As a result of G&R's cessation of raw sugar production in the fourth quarter of 2009, G&R's membership in the cooperative terminated because a cooperative member must be an active producer. Consequently, upon G&R's withdrawal, the Company became the sole member in HS&TC and consolidated HS&TC beginning December 1, 2009.

The identifiable assets and liabilities from HS&TC were recorded based upon their estimated fair values at December 1, 2009. Approximately $5 million of identifiable assets, net of liabilities, measured at fair value, was recorded as a gain and classified as Other Income (Expense) in the consolidated statements of income. In consolidation, approximately $11 million of cash, $6 million in fixed assets, $8 million in inventory, $2 million in prepaid and other assets, and $22 million in accrued and other liabilities were recorded. The Company has not presented unaudited pro forma results of operations because the consolidation of HS&TC is not material to its consolidated results of operations, financial position or cash flows.

Under the terms of a supply contract between HS&TC and C&H Sugar Company, Inc. (“C&H”), C&H is obligated to purchase, and HS&TC is obligated to sell, all of the raw sugar delivered to HS&TC by the Hawaii sugar growers, at prices determined by the quoted domestic sugar market. Revenue from raw sugar and molasses sold to HS&TC, prior to December 1, 2009, was $38 million during 2009 and $45 million during 2008.

INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
4.	INVESTMENTS IN AFFILIATES

At December 31, 2010 and 2009, investments consisted principally of equity in limited liability companies. The Company has the ability to exercise significant influence over the operating and financial policies of these investments and, accordingly, accounts for its investments using the equity method of accounting. Consolidated retained earnings at December 31, 2010 that represent undistributed earnings of investments in affiliates was approximately $38 million. Dividends and distributions from unconsolidated affiliates totaled $8 million for each of the years ended December 31, 2010 and 2009, and $30 million for the year ended December 31, 2008.

The Company's investments in affiliates are summarized, by industry, as follows (in millions):

	2010	2009
Investment in Unconsolidated Affiliated Companies:
Real Estate and Other	$276	$195
Transportation	53	47
Total Investments	$329	$242

Operating results include the Company's proportionate share of net income from its equity method investments. A summary of financial information for the Company's equity method investments by industry at December 31 is as follows (in millions):

	2010		2009

	Real Estate	Transportation	Real Estate	Transportation

Current assets	$42	$88	$48	$60
Noncurrent assets	623	111	554	118
Total assets	$665	$199	$602	$178

Current liabilities	$15	$39	97	$29
Noncurrent liabilities	164	22	111	26
Total liabilities	$179	$61	$208	$55

	Year Ended December 31,
	2010	2009	2008
Real Estate:
Operating revenue	$30	$14	$73
Operating costs and expenses	23	9	47
Operating income	$7	$5	$26
Income from continuing operations	$7	$1	$22
Net income	$7	$1	$22

Transportation:
Operating revenue	$568	$476	$505
Operating costs and expenses	548	470	502
Operating income	$20	$6	$3
Income from continuing operations*	$36	$20	$13
Net income	$36	$20	$13

* Includes earnings from equity method investments held by the investee.

           Real Estate: In April 2002, the Company entered into a joint venture with DMB Communities II, an affiliate of DMB Associates, Inc., an Arizona-based developer of master-planned communities (“DMB”), for the development of Kukui`ula, a 1,000-acre master planned resort residential community located in Poipu, Kauai, planned for approximately 1,000 to 1,200 high-end residential units. The capital contributed by A&B to the joint venture, including the value of land initially contributed, was $225 million as of December 31, 2010. Due to the joint venture's obligation to complete improvements and amenities, the joint venture uses the percentage-of-completion method for revenue recognition. The Company does not have a controlling financial interest in the joint venture, but exercises significant influence over the operating and financial policies of the venture, and therefore, accounts for its investment using the equity method. Net income of the joint venture is allocated to the members using the hypothetical liquidation at book value (“HLBV”) method. Under the HLBV method, joint venture income or loss is allocated to the members based on the period change in each member's claim on the net assets of the venture, excluding capital contributions and distributions made during the period.

The Company also had investments in various other joint ventures that operate or develop real estate. The Company has the ability to exercise significant influence over the operating and financial policies of these joint ventures and, accordingly, accounts for its investments in these real estate ventures using the equity method of accounting.

           Transportation:  Matson owns a 35-percent membership interest in an LLC with SSA Marine Inc., named SSA Terminals, LLC (“SSAT”), which provides stevedoring and terminal services at five terminals in three West Coast ports to the Company and other shipping lines. Matson accounts for its interest in SSAT under the equity method of accounting. The cost of ocean transportation services included approximately $157 million, $135 million, and $145 million for 2010, 2009, and 2008, respectively, paid to this unconsolidated affiliate for terminal services.

The Company's equity in earnings of its unconsolidated transportation affiliate of $13 million, $6 million, and $5 million for 2010, 2009, and 2008, respectively, were included on the consolidated statements of income with the cost of ocean transportation services because the affiliate is integrally related to the Company's Ocean Transportation segment, providing all terminal services to Matson on the U.S. West Coast.

PROPERTY	12 Months Ended
Dec. 31, 2010
PROPERTY [Abstract]
PROPERTY
5.	PROPERTY

Property on the consolidated balance sheets includes the following (in millions):

	2010	2009

Vessels	$1,220	$1,216
Machinery and equipment	661	609
Buildings	557	507
Land	236	165
Water, power and sewer systems	119	119
Other property improvements	108	99
Total	2,901	2,715
Less accumulated depreciation and amortization	(1,250)	(1,179)
Property – net	$1,651	$1,536

CAPITAL CONSTRUCTION FUND	12 Months Ended
Dec. 31, 2010
CAPITAL CONSTRUCTION FUND [Abstract]
CAPITAL CONSTRUCTION FUND
6.	CAPITAL CONSTRUCTION FUND

Matson is party to an agreement with the United States government that established a Capital Construction Fund (“CCF”) under provisions of the Merchant Marine Act, 1936, as amended. The agreement has program objectives for the acquisition, construction, or reconstruction of vessels and for repayment of existing vessel indebtedness. Deposits to the CCF are limited by certain applicable earnings. Such deposits are tax deductions in the year made; however, they are taxable, with interest payable from the year of deposit, if withdrawn for general corporate purposes or other non-qualified purposes, or upon termination of the agreement. Qualified withdrawals for investment in vessels and certain related equipment do not give rise to a current tax liability, but reduce the depreciable bases of the vessels or other assets for income tax purposes.

Amounts deposited into the CCF are a preference item for calculating federal alternative minimum taxable income. Deposits not committed for qualified purposes within 25 years from the date of deposit will be treated as non-qualified withdrawals over the subsequent five years.

Under the terms of the CCF agreement, Matson may designate certain qualified earnings as “accrued deposits” or may designate, as obligations of the CCF, qualified withdrawals to reimburse qualified expenditures initially made with operating funds. Such accrued deposits to, and withdrawals from, the CCF are reflected on the consolidated balance sheets either as obligations of the Company's current assets or as receivables from the CCF. At December 31, 2010 and 2009, Matson accrued a $4.4 million withdrawal from the CCF and a $4.4 million deposit to the CCF, resulting in a zero net balance in the consolidated balance sheets.

NOTES PAYABLE AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
NOTES PAYABLE AND LONG-TERM DEBT [Abstract]
NOTES PAYABLE AND LONG-TERM DEBT
7.	NOTES PAYABLE AND LONG-TERM DEBT

           At December 31, 2010 and 2009, notes payable and long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans, (0.64% for 2010 and 0.68% for 2009)	$108	$34
Title XI Bonds:
5.27%, payable through 2029	42	44
5.34%, payable through 2028	40	42
Term Loans:
6.90%, payable through 2020	100	100
4.79%, payable through 2020	66	73
5.55%, payable through 2017	50	50
5.53%, payable through 2016	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	11	11
6.38%, payable through 2017	8	8
5.50%, payable through 2014	6	--
5.88%, payable through 2014	3	3
0.00%, payable through 2012	1	--
7.42%, payable through 2010	--	3
4.31%, payable through 2010	--	3
Total debt	522	471
Less current portion	(136)	(65)
Long-term debt	$386	$406

Long-term Debt Maturities: At December 31, 2010, debt maturities during the next five years and thereafter are $136 million in 2011, $40 million in 2012, $45 million in 2013, $54 million in 2014, $45 million in 2015 and $202 million thereafter.

Revolving Credit Facilities:  The Company has two revolving senior credit facilities with six commercial banks that provide for an aggregate commitment of $325 million, which consist of a $225 million facility and a $100 million facility for A&B and Matson, respectively. The A&B facility expires in December 2011 and the Matson facility expires in December 2012. Amounts drawn under the facilities bear interest at London Interbank Offered Rate (“LIBOR”) plus a spread ranging from 0.225 percent to 0.475 percent based on the Company's S&P rating. The agreement contains certain restrictive covenants, the most significant of which requires the maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of debt to earnings before interest, depreciation, amortization and taxes. At December 31, 2010, $108 million was outstanding, $19 million in letters of credit had been issued against the facility, and $198 million remained available for borrowing.

On December 20, 2010, Matson and its lenders entered into an amendment to Matson's $100 million revolver facility that extends the maturity date of the facility to December 28, 2012. Through December 28, 2011, all terms and conditions of the Matson Agreement remain unchanged. After December 28, 2011, interest rates on amounts drawn range from 1.25 percent to 2.00 percent plus LIBOR based on Matson's current credit rating.

Matson has a $105 million secured reducing revolving credit agreement with DnB NOR Bank ASA and ING Bank N.V. that expires in June 2015. The maximum amount that can be outstanding on the facility declines in eight annual commitment reductions of $10.5 million each, commencing in June 2007. The incremental borrowing rate for the facility is 0.270 percent over LIBOR. The agreement contains certain restrictive covenants, the most significant of which requires the maintenance of minimum net worth levels, minimum working capital levels, and maximum ratio of long-term debt to net worth. At December 31, 2010, no amount was outstanding and approximately $63 million remained available for borrowing.

The Company has a replenishing $400 million three-year unsecured note purchase and private shelf agreement with Prudential Investment Management, Inc. and its affiliates (collectively, “Prudential”) under which the Company may issue notes in an aggregate amount up to $400 million, less the sum of all principal amounts then outstanding on any notes issued by the Company or any of its subsidiaries to Prudential and the amount of any notes that are committed under the note purchase agreement. The Prudential agreement contains certain restrictive covenants that are substantially the same as the covenants contained in the aggregate $325 million revolving senior credit facilities. The ability to draw additional amounts under the Prudential facility expires on April 19, 2012 and borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing. At December 31, 2010, approximately $97 million was available under the facility.

The unused borrowing capacity under all revolving credit and term facilities as of December 31, 2010 totaled $358 million.

Title XI Bonds:  In August 2004, Matson partially financed the delivery of the MV Maunawili with $55 million of 5.27 percent fixed-rate, 25-year term, U.S. government Guaranteed Ship Financing Bonds, more commonly known as Title XI bonds. These bonds, which are secured by the MV Maunawili, are payable in $1.1 million semiannual payments.

In September 2003, Matson partially financed the delivery of the MV Manukai with $55 million of 5.34 percent fixed-rate, 25-year term, Title XI bonds. These bonds, which are secured by the MV Manukai, are payable in $1.1 million semiannual payments.

Vessel Secured Term Debt:  Matson has an Amended and Restated Note Agreement with The Prudential Insurance Company of America and Pruco Life Insurance for $120 million. Included in the agreement are Series A and Series B notes. Series A represents a $15 million note and Series B represents 15-year term notes totaling $105 million. Both series are secured by the MV Manulani. The Series A note was paid off in 2010. The Series B notes carry interest at 4.79 percent with $66 million currently outstanding.

Real EstateSecured Term Debt:  In October 2010, the Company assumed approximately $6 million of secured debt in connection with the purchase of Little Cottonwood Center, a retail center in Sandy, Utah. At December 31, 2010, the note had an outstanding amount of $6 million, carries interest at 5.5 percent and matures in November 2014.

In December 2008, A&B Properties, Inc. assumed approximately $13 million of secured debt, with a fair value of $11 million at the time of acquisition, under two notes in connection with the purchase of the Midstate 99 Distribution Center in Visalia, California. At December 31, 2010, the notes had outstanding amounts of $8 million and $3 million, mature in August 2017 and April 2014, and carry interest at 6.38 percent and 5.88 percent, respectively.

In June 2005, A&B Properties, Inc. assumed $11.4 million of secured debt in connection with the purchase of an office building in Phoenix, Arizona. This term loan, with an outstanding amount of $11 million at December 31, 2010, carries interest at 6.2 percent and matures in October 2013.

LEASES-THE COMPANY AS LESSEE	12 Months Ended
Dec. 31, 2010
LEASES - THE COMPANY AS LESSEE [Abstract]
LEASES-THE COMPANY AS LESSEE
8.	LEASES – THE COMPANY AS LESSEE

Principal non-cancelable operating leases include land, office and terminal facilities, container ships, containers and equipment, leased for periods that expire through 2036. Management expects that, in the normal course of business, most operating leases will be renewed or replaced by other similar leases. Rental expense under operating leases totaled $45 million, $30 million, and $31 million for 2010, 2009, and 2008, respectively. Rental expense for operating leases that provide for future escalations are accounted for on a straight-line basis. Future minimum payments under non-cancelable operating leases as of December 31, 2010 were as follows (in millions):

Operating Leases

2011	$29
2012	25
2013	17
2014	14
2015	10
Thereafter	23
Total minimum lease payments	$118

In addition to the future minimum lease payments above, the Company has an operating lease for terminal facilities in Honolulu that includes a minimum annual commitment, which is calculated by the lessor based on capital improvements by the lessor and an allocation of lessor operating expenses. The Company's payments of volume-based charges to the lessor must meet or exceed the minimum annual commitment. The Company's volume-based payments to the lessor were approximately $21 million in 2010, $16 million in 2009, and $16 million in 2008, and there were no minimum annual guarantee payments in any year.

LEASES-THE COMPANY AS LESSOR	12 Months Ended
Dec. 31, 2010
LEASES - THE COMPANY AS LESSOR [Abstract]
LEASES-THE COMPANY AS LESSOR
9.	LEASES – THE COMPANY AS LESSOR

The Company leases land, buildings, and land improvements under operating leases. The historical cost of, and accumulated depreciation on, leased property at December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Leased property - real estate	$820	$694
Less accumulated depreciation	(103)	(101)
Property under operating leases - net	$717	$593

Total rental income under these operating leases for each of the three years in the period ended December 31, 2010 was as follows (in millions):

	2010	2009	2008

Minimum rentals	$70	$78	$82
Contingent rentals (based on sales volume)	2	3	4
Total	$72	$81	$86

Future minimum rentals on non-cancelable leases at December 31, 2010 were as follows (in millions):

Operating Leases

2011	$66
2012	58
2013	47
2014	37
2015	27
Thereafter	97
Total	$332

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS
10.           EMPLOYEE BENEFIT PLANS

The Company has funded single-employer defined benefit pension plans that cover substantially all non-bargaining unit employees and certain bargaining unit employees. In addition, the Company has plans that provide certain retiree health care and life insurance benefits to substantially all salaried and to certain hourly employees. Employees are generally eligible for such benefits upon retirement and completion of a specified number of years of credited service. The Company does not pre-fund these benefits and has the right to modify or terminate certain of these plans in the future. Certain groups of retirees pay a portion of the benefit costs.

Plan Administration, Investments and Asset Allocations:  The Company has an Investment Committee that meets regularly with investment advisors to establish investment policies, direct investments and select investment options. The Investment Committee is also responsible for appointing investment managers. The Company's investment policy permits investments in marketable equity securities, such as domestic and foreign stocks, domestic and foreign bonds, venture capital, real estate investments, and cash equivalents. The Company's investment policy does not permit investment in certain types of assets, such as options, commodities, or real estate mortgages, or the use of certain strategies, such as short selling or the purchase of securities on margin.

The Company's investment strategy for its pension plan assets is to achieve a diversified mix of investments that provides for attractive long-term growth with an acceptable level of risk, but also to provide sufficient liquidity to fund ongoing benefit payments. The Company has engaged a number of investment managers to implement various investment strategies to achieve the desired asset class mix, liquidity and risk diversification objectives. The Company's weighted-average asset allocations at December 31, 2010 and 2009, and 2010 year-end target allocation, by asset category, were as follows:

	Target	2010	2009

Domestic equity securities	60%	62%	61%
International equity securities	10%	11%	11%
Debt securities	15%	16%	15%
Real estate	15%	4%	8%
Other and cash	--	7%	5%
Total	100%	100%	100%

The Company's investments in equity securities primarily include domestic large-cap and mid-cap companies, but also includes an allocation to international equity securities. Equity investments do not include any direct holdings of the Company's stock but may include such holdings to the extent that the stock is included as part of certain mutual fund holdings. Debt securities include investment-grade and high-yield corporate bonds from diversified industries, mortgage-backed securities, and U.S. Treasuries. Other types of investments include private equity investments in commercial real estate assets, and to a lesser extent, private equity investments in technology companies.

The expected return on plan assets is principally based on the Company's historical returns combined with the Company's long-term future expectations regarding asset class returns, the mix of plan assets, and inflation assumptions. One-, three-, and five-year pension returns (losses) were 15.3 percent, -3.5 percent, and 3.5 percent, respectively, and the long-term average return (since plan inception in 1989) has been approximately 8.6 percent. Over the long-term, the actual returns have generally exceeded the benchmark returns used by the Company to evaluate performance of its fund managers. Due to volatile market performance in recent years, the Company has reduced its long-term rate of return assumption from 8.5 percent in 2009 to 8.25 percent in 2010 and believes that the change is appropriate given the Company's investment portfolio's historical performance and the Company's target asset allocation.

The Company's pension plan assets are held in a master trust and stated at estimated fair value, which is based on the fair values of the underlying investments. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

FASB ASC Topic 820, Fair Value Measurements and Disclosures, as amended, establishes a fair value hierarchy, which requires the pension plans to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 measurements) and assigns the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs within the hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the pension plans' own assumptions about the assumptions that market participants would use in pricing an asset or liability.

If the technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy, the lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

Equity Securities: Domestic and international common stocks are valued by obtaining quoted prices on recognized and highly liquid exchanges.

Fixed Income Securities: Corporate bonds and U.S. government treasury and agency securities are valued based upon the closing price reported in the active market in which the security is traded. U.S. government agency and corporate asset-backed securities may utilize models, such as a matrix pricing model, that incorporates other observable inputs such as cash flow, security structure, or market information, when broker/dealer quotes are not available.

Real Estate, Private Equity, and Insurance Contract Interests: The fair value of real estate, private equity, and insurance contract interests are determined by the issuer based on the unit values of the funds. Unit values are determined by dividing the fund's net assets by the number of units outstanding at the valuation date. Fair value for underlying investments in real estate is determined through independent property appraisals. Fair value of underlying investments in private equity assets is determined based on information provided by the general partner taking into consideration the purchase price of the underlying securities, developments concerning the investee company subsequent to the acquisition of the investment, financial data and projections of the investee company provided to the general partner, and such other factors as the general partner deems relevant. Insurance contracts are principally invested in real estate assets, which are valued based on independent appraisals.

The fair values of the Company's pension plan assets at December 31, 2010 and 2009, by asset category, are as follows (in millions):

	Fair Value Measurements as of
	December 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$17	$17	$--	$--
Equity securities:
U.S. large-cap	136	136	--	--
U.S. mid- and small-cap	40	40	--	--
International large-cap	31	31	--	--
Fixed income securities:
U.S. Treasuries	1	--	1	--
Investment grade U.S. corporate bonds	3	--	3	--
High-yield U.S. corporate bonds	8	--	8	--
Mortgage-backed securities	33	--	33	--
Other types of investments:
Real estate partnerships interests	13	--	--	13
Private equity partnership interests (a)	2	--	--	2
Insurance contracts	1	--	--	1
Total	$285	$224	$45	$16

	Fair Value Measurements as of
	December 31, 2009
	Total	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$7	$7	$--	$--
Equity securities:
U.S. large-cap	121	121	--	--
U.S. mid- and small-cap	36	36	--	--
International large-cap	30	30	--	--
Fixed income securities:
U.S. Treasuries	1	--	1	--
Investment grade U.S. corporate bonds	2	--	2	--
High-yield U.S. corporate bonds	8	--	8	--
Mortgage-backed securities	28	--	28	--
Other types of investments:
Real estate partnerships interests	23	--	--	23
Private equity partnership interests (a)	3	--	--	3
Insurance contracts	1	--	--	1
Total	$260	$194	$39	$27

(a)	This category represents private equity funds that invest principally in U.S. technology companies.

The table below presents a reconciliation of all pension plan investments measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2010 and 2009 (in millions):

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)

	Real Estate	Private Equity	Insurance	Total

Beginning balance, January 1, 2009	$38	$4	$1	$43
Actual return on plan assets:
Assets held at the reporting date	(13)	(1)	--	(14)
Assets sold during the period	--	--	--	--
Purchases, sales and settlements	(2)	--	--	(2)
Ending balance, December 31, 2009	23	3	1	27
Actual return on plan assets:
Assets held at the reporting date	3	--	--	3
Assets sold during the period	(1)	--	--	(1)
Purchases, sales and settlements	(12)	(1)	--	(13)
Ending balance, December 31, 2010	$13	$2	1	$16

Contributions are determined annually for each plan by the Company's pension administrative committee, based upon the actuarially determined minimum required contribution under the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, the Pension Protection Act of 2006 (the “Act”), and the maximum deductible contribution allowed for tax purposes. For the plans covering employees who are members of collective bargaining units, the benefit formulas are determined according to the collective bargaining agreements, either using career average pay as the base or a flat dollar amount per year of service. The benefit formulas for the remaining defined benefit plans are based on final average pay. The Company did not make any contributions during 2009 or 2008 to its defined benefit pension plans. In 2010, the Company contributed approximately $6 million. The Company's funding policy is to contribute cash to its pension plans so that it meets at least the minimum contribution requirements.

Employees hired after January 1, 2008 participate in a cash balance defined benefit pension plan and earn retirement benefits based on a fixed percentage of their eligible compensation, plus interest. The plan interest credit rate will vary from year-to-year based on the ten-year U.S. Treasury rate. These employees are fully vested upon completion of three years of service.

Benefit Plan Assets and Obligations:  The measurement date for the Company's benefit plan disclosures is December 31st of each year. The status of the funded defined benefit pension plan and the unfunded accumulated post-retirement benefit plans at December 31, 2010 and 2009 are shown below (in millions):

	Pension Benefits		Other Post-retirement Benefits
	2010	2009	2010	2009

Change in Benefit Obligation
Benefit obligation at beginning of year	$322	$314	$54	$52
Service cost	8	8	1	1
Interest cost	19	19	3	3
Plan participants' contributions	--	--	3	2
Actuarial (gain) loss	24	(3)	10	1
Benefits paid	(18)	(17)	(6)	(5)
Amendments	--	1	--	--
Benefit obligation at end of year	$355	$322	$65	$54
Change in Plan Assets
Fair value of plan assets at beginning of year	260	244	--	--
Actual return on plan assets	37	33	--	--
Employer contributions	6	--	--	--
Benefits paid	(18)	(17)	--	--
Fair value of plan assets at end of year	$285	$260	$--	$--

Funded Status and Recognized Liability	$(70)	$(62)	$(65)	$(54)

The accumulated benefit obligation for the Company's qualified pension plans was $326 million and $297 million as of December 31, 2010 and 2009, respectively. Amounts recognized on the consolidated balance sheets and in accumulated other comprehensive loss at December 31, 2010 and 2009 were as follows (in millions):

	Pension Benefits		Other Post-retirement Benefits
	2010	2009	2010	2009

Non-current assets	$3	$3	$--	$--
Current liabilities	--	--	(4)	(3)
Non-current liabilities	(73)	(65)	(61)	(51)
Total	$(70)	$(62)	$(65)	$(54)

Net loss (net of taxes)	$70	$70	$6	$--
Unrecognized prior service cost (net of taxes)	3	3	--	--
Total	$73	$73	$6	$--

The information for qualified pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2010 and 2009 is shown below (in millions):

	2010	2009

Projected benefit obligation	$349	$269
Accumulated benefit obligation	$319	$248
Fair value of plan assets	$275	$208

The estimated prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2011 is $1 million. The estimated net loss that will be recognized in net periodic pension cost for the defined benefit pension plans in 2011 is $8 million. The estimated net loss for the other defined benefit postretirement plans that will be amortized from accumulated other comprehensive loss into net periodic pension cost in 2011 is $2 million. The estimated prior service cost for the other defined benefit postretirement plans that will be amortized from accumulated other comprehensive loss into net periodic pension cost in 2011 is negligible.

Unrecognized gains and losses of the post-retirement benefit plans are amortized over five years. Although current health costs are expected to increase, the Company attempts to mitigate these increases by maintaining caps on certain of its benefit plans, using lower cost health care plan options where possible, requiring that certain groups of employees pay a portion of their benefit costs, self-insuring for certain insurance plans, encouraging wellness programs for employees, and implementing measures to mitigate future benefit cost increases.

Components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the defined benefit pension plans and the post-retirement health care and life insurance benefit plans during 2010, 2009, and 2008, are shown below (in millions):

	Pension Benefits			Other Post-retirement Benefits
	2010	2009	2008	2010	2009	2008
Components of Net Periodic
Benefit Cost/(Income)
Service cost	$8	$8	$8	$1	$1	$1
Interest cost	19	19	18	3	3	3
Expected return on plan assets	(21)	(20)	(32)	--	--	--
Amortization of net (gain) loss	8	12	--	--	--	(1)
Amortization of prior service cost	1	1	1	--	--	--
Recognition of loss due to settlement	--	--	1	--	--	--
Net periodic benefit cost/(income)	15	20	(4)	4	4	3

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax)
Net loss (gain)	5	(10)	90	6	1	1
Amortization of unrecognized (loss) gain	(5)	(7)	--	(2)	--	1
Prior service cost	--	1	1	--	--	--
Amortization of prior service cost	(1)	(1)	--	--	--	--
Total recognized in other comprehensive income	(1)	(17)	91	4	1	2
Total recognized in net periodic benefit cost and
other comprehensive income	$14	$3	$87	$8	$5	$5

The weighted average assumptions used to determine benefit information during 2010, 2009, and 2008, were as follows:

	Pension Benefits			Other Post-retirement Benefits
	2010	2009	2008	2010	2009	2008
Weighted Average Assumptions:
Discount rate	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Expected return on plan assets	8.25%	8.50%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Initial health care cost trend rate				10.00%	9.00%	9.00%
Ultimate rate				5.00%	5.00%	5.00%
Year ultimate rate is reached				2016	2014	201	3

As a result of a decline in the market value of the Company's plan assets in 2008, the expected return on plan assets decreased in 2010 and 2009 and the amortization of net loss increased, resulting in a net periodic pension cost of $15 million for 2010 and $20 million for 2009.

If the assumed health care cost trend rate were increased or decreased by one percentage point, the accumulated post-retirement benefit obligation, as of December 31, 2010, 2009, and 2008 and the net periodic post-retirement benefit cost for 2010, 2009 and 2008, would have increased or decreased as follows (in millions):

	Other Post-retirement Benefits
	One Percentage Point
	Increase			Decrease
	2010	2009	2008	2010	2009	2008

Effect on total of service and interest cost components	$1	$--	$--	$--	$--	$--
Effect on post-retirement benefit obligation	$8	$5	$5	$(6)	$(4)	$(4)

Non-qualified Benefit Plans:  The Company has non-qualified supplemental pension plans covering certain employees and retirees, which provide for incremental pension payments from the Company's general funds so that total pension benefits would be substantially equal to amounts that would have been payable from the Company's qualified pension plans if it were not for limitations imposed by income tax regulations. The funded status, relating to these plans, totaled $19 million at December 31, 2010. A 4.5 percent discount rate was used to determine the 2010 obligation. The expense associated with the non-qualified plans was $9 million in 2010, $3 million in 2009, and $4 million in 2008. As of December 31, 2010, the amount recognized in accumulated other comprehensive income for unrecognized loss, net of tax, was approximately $4 million, and the amount recognized as unrecognized prior service credit, net of tax, was negligible. The estimated net loss and prior service credit, net of tax, that will be recognized in net periodic pension cost in 2011 is negligible.

Estimated Benefit Payments:  The estimated future benefit payments for the next ten years are as follows (in millions):

	Pension	Non-qualified	Post-retirement
Year	Benefits	Plan Benefits	Benefits

2011	$19	$3	$4
2012	20	1	4
2013	20	2	4
2014	21	1	4
2015	21	2	5
2016-2020	122	11	24

Current liabilities of approximately $7 million, related to non-qualified plan and postretirement benefits, are classified as accrued and other liabilities in the consolidated balance sheet as of December 31, 2010.

Multiemployer Plans:  Matson participates in 11 multiemployer plans and has an estimated withdrawal obligation with respect to five of these plans that totals approximately $99 million. Matson does not currently have a withdrawal liability with respect to the other six plans. Management has no present intention of withdrawing from and does not anticipate termination of any of these plans. Total contributions to the multiemployer pension plans covering personnel in shoreside and seagoing bargaining units were $13 million in 2010, $12 million in 2009, and $13 million in 2008.

 Union collective bargaining agreements provide that total employer contributions during the terms of the agreements must be sufficient to meet the normal costs and amortization payments required to be funded during those periods. Contributions are generally based on union labor paid or cargo volume. A portion of such contributions is for unfunded accrued actuarial liabilities of the plans being funded over periods of 25 to 40 years, which began between 1967 and 1976.

The multiemployer plans are subject to the plan termination insurance provisions of ERISA and are paying premiums to the Pension Benefit Guaranty Corporation (“PBGC”). The statutes provide that an employer who withdraws from, or significantly reduces its contribution obligation to, a multiemployer plan generally will be required to continue funding its proportional share of the plan's unfunded vested benefits.

Under special rules approved by the PBGC and adopted by the Pacific Coast longshore plan in 1984, Matson could cease Pacific Coast cargo-handling operations permanently and stop contributing to the plan without any withdrawal liability, provided that the plan meets certain funding obligations as defined in the plan. Accordingly, no withdrawal obligation for this plan is included in the total estimated withdrawal obligation.

Defined Contribution Plans: The Company sponsors defined contribution plans that qualify under Section 401(k) of the Internal Revenue Code and provides matching contributions of up to 4% of eligible employee compensation. For 2010, the 401(k) matching contributions were suspended for all employees who are participants in the Company's defined benefit plan. The Company's matching contributions expensed under these plans totaled $1.4 million and $2.0 million for the years ended December 31, 2009 and 2008, respectively. The Company also maintains profit sharing plans, and if a minimum threshold of Company performance is achieved, provides contributions of 1 percent to 3 percent, depending upon Company performance above the minimum threshold. In 2009, the profit sharing plan was suspended. The contribution expense for these plans totaled $1 million for the year ended December 31, 2008. There was no profit sharing contribution expense recorded in 2010 and 2009 for these plans.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
INCOME TAXES
11.	INCOME TAXES

The income tax expense on income from continuing operations for each of the three years in the period ended December 31, 2010 consisted of the following (in millions):

	2010	2009	2008
Current:
Federal	$43	$24	$53
State and foreign	6	2	4
Current	49	26	57
Deferred	(4)	(21)	(9)
Total continuing operations tax expense	$45	$5	$48

Income tax expense for 2010, 2009, and 2008 differs from amounts computed by applying the statutory federal rate to income from continuing operations before income taxes for the following reasons (in millions):

	2010	2009	2008

Computed federal income tax expense	$40	$4	$46
State income taxes	5	4	3
Tax effect of HS&TC consolidation	--	(2)	--
Other-net	--	(1)	(1)
Income tax expense	$45	$5	$48

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 of each year are as follows (in millions):

	2010	2009
Deferred tax assets:
Benefit plans	$77	$70
Insurance reserves	10	10
Capitalized development costs	14	3
Other	6	9
Total deferred tax assets	107	92

Deferred tax liabilities:
Basis differences for property and equipment	287	287
Tax-deferred gains on real estate transactions	216	197
Capital Construction Fund	3	3
Joint ventures and other investments	7	5
Other	17	22
Total deferred tax liabilities	530	514

Net deferred tax liability	$423	$422

The Company's income taxes payable has been reduced by the tax benefits from share-based compensation. The Company receives an income tax benefit for exercised stock options calculated as the difference between the fair market value of the stock issued at the time of exercise and the option exercise price, tax effected. The Company also receives an income tax benefit for non-vested stock and restricted stock units when they vest, measured as the fair market value of the stock at the time of vesting, tax effected. The net tax benefits from share-based transactions were $0.6 million and ($1.3 million) for 2010 and 2009, respectively, and the portion of the tax benefit related to the excess of the amount reported as the tax deduction over (under) expense was reflected as an increase (decrease) to additional capital in the consolidated statements of shareholders' equity.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

Balance at January 1, 2008	$10
Additions for tax positions of prior years	--
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(3)
Balance at December 31, 2008	6
Additions for tax positions of prior years	--
Additions for tax positions of current year	3
Reductions for tax positions of prior years	--
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2009	8
Additions for tax positions of prior years	--
Additions for tax positions of current year	2
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2010	$8

Of the total unrecognized benefits, $8 million, at December 31, 2010 and 2009, represent the amount that, if recognized, would favorably affect the Company's effective rate in future periods.  The Company does not expect a material change in gross unrecognized benefits in the next 12 months.

The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits in income tax expense. To the extent interest and penalties are not ultimately assessed with respect to the settlement of uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision. As of December 31, 2010 the amounts of accrued interest and penalty were not material.

The Company is no longer subject to U.S. federal income tax audits for years before 2007, except that the statute of limitations for tax year 2005 has not yet expired. The federal audit for 2005 is complete and the possibility of any adjustment to 2005 tax liability is remote. The Internal Revenue Service may audit the Company's federal income tax returns for years subsequent to 2006. The Company is routinely involved in state and local income tax audits. Substantially all material income tax matters have been concluded for years through 2006.

SHARE-BASED AWARDS	12 Months Ended
Dec. 31, 2010
SHARE-BASED AWARDS [Abstract]
SHARE-BASED AWARDS
12.	SHARE-BASED AWARDS

2007 Incentive Compensation Plan: The 2007 Incentive Compensation Plan (the “2007 Plan”) serves as a successor to the 1998 Stock Option/Stock Incentive Plan, the 1998 Non-Employee Director Stock Option Plan, the Restricted Stock Bonus Plan and the Non-Employee Director Stock Retainer Plan (the “Predecessor Plans”). Under the 2007 Plan, 2,215,000 shares of common stock were initially reserved for issuance. As of December 31, 2010, 2,467,198 shares of its common stock were reserved for future issuance of share-based awards under the 2007 Plan. On January 28, 2010, the Board of Directors adopted an amended and restated 2007 Plan, which, among other things, authorized the issuance of an additional 2,200,000 shares of A&B stock under the 2007 Plan. Shareholders approved the amended 2007 Plan at the 2010 Annual Meeting of Shareholders.

The 2007 Plan consists of four separate incentive compensation programs: (i) the discretionary grant program, (ii) the stock issuance program, (iii) the incentive bonus program and (iv) the automatic grant program for the non-employee members of the Company's Board of Directors. Share-based compensation is generally awarded under three of the four programs, as more fully described below.

Discretionary Grant Program – Under the Discretionary Grant Program, stock options may be granted with an exercise price no less than 100 percent of the fair market value (defined as the closing market price) of the Company's common stock on the date of the grant. Options generally become exercisable ratably over three years and have a maximum contractual term of 10 years. The Company estimates the grant-date fair value of its stock options using a Black-Scholes-Merton option valuation model.

Stock Issuance Program – Under the Stock Issuance Program, shares of common stock or restricted stock units may be granted. Time-based equity awards vest ratably over three years. Provided certain performance targets are achieved, performance-based equity awards (granted prior to December 31, 2008) vest after one year, and performance-based equity awards granted after December 31, 2008 vest over three years.

Automatic Grant Program – The Automatic Grant Program supersedes and replaces the Company's 1998 Non-Employee Director Stock Option Plan and the Non-Employee Director Stock Retainer Plan. At each annual shareholder meeting, non-employee directors will receive an award of restricted stock units that entitle the holder to an equivalent number of shares of common stock upon vesting. Awards of restricted stock units granted under the program generally vest ratably over three years.

The shares of common stock authorized to be issued under the 2007 Plan may be drawn from shares of the Company's authorized but unissued common stock or from shares of its common stock that the Company acquires, including shares purchased on the open market or in private transactions.

Predecessor Plans: Adopted in 1998, the Company's 1998 Stock Option/Stock Incentive Plan (“1998 Plan”) provided for the issuance of non-qualified stock options and common stock to employees of the Company. Under the 1998 Plan, option prices could not be less than the fair market value of the Company's common stock on the dates of grant and the options became exercisable over periods determined, at the dates of grant, by the Compensation Committee of the A&B Board of Directors that administers the plan. Generally, options vested ratably over three years and expired ten years from the date of grant. Payments for options exercised may be made in cash or in shares of the Company's stock. If an option to purchase shares is exercised within five years of the date of grant and if payment is made in shares of the Company's stock, the option holder may receive, under a reload feature, a new stock option grant for such number of shares as is equal to the number surrendered, with an option price not less than the greater of the fair market value of the Company's stock on the date of exercise or one and one-half times the original option price. The 1998 Plan also permitted the issuance of shares of the Company's common stock. Generally, grants of time-based, non-vested stock vests ratably over three years and performance-based, non-vested stock vests in one year, provided that certain performance targets are achieved. The 1998 Plan was superseded by the 2007 Plan and no further grants will be made under the 1998 Plan.

Director Stock Option Plans: The 1998 Director Stock Option Plan (“1998 Director Plan”) was superseded by the 2007 Plan. Under the 1998 Non-Employee Director Stock Option Plan, each non-employee Director of the Company, elected at an Annual Meeting of Shareholders, was automatically granted, on the date of each such Annual Meeting, an option to purchase 8,000 shares of the Company's common stock at the fair market value of the shares on the date of grant. Each option to purchase shares generally became exercisable ratably over three years following the date granted.

The Company estimates the grant-date fair value of its stock options using a Black-Scholes-Merton option-pricing model. The weighted average grant-date fair values of the options granted during 2010, 2009, and 2008 were $6.59,  $2.79, and $7.88, respectively, per option, using the range of assumptions provided in the table below:

	2010	2009	2008

Expected volatility	28.8%	24.8%	19.5%-19.8%
Expected term (in years)	5.8	5.8	5.8
Risk-free interest rate	2.7%	1.9%	3.1%-3.5%
Dividend yield	3.8%	5.4%	2.6%

•
Expected volatility was primarily determined using the historical volatility of A&B common stock over the expected term, but the Company may also consider future events and other factors that it reasonably concludes marketplace participants might consider.

•
The expected term of the awards represents expectations of future employee exercise and post-vesting termination behavior and was primarily based on historical experience. The Company analyzed various groups of employees and considers expected or unusual trends that would likely affect this assumption.

•	The risk free interest rate was based on U.S. Government treasury yields for periods equal to the expected term of the option on the grant date.

•	The expected dividend yield is based on the Company's current and historical dividend policy.

Application of alternative assumptions could produce significantly different estimates of the fair value of share-based compensation and, consequently, significantly affect the related amounts recognized in the consolidated statements of income.

The following table summarizes 2010 stock option activity for the Company's plans (in thousands, except exercise price amounts):

					Weighted	Weighted
		1998	1998		Average	Average	Aggregate
	2007	Employee	Director	Total	Exercise	Contractual	Intrinsic
	Plan	Plan	Plan	Shares	Price	Life	Value

Outstanding January 1, 2010	958	1,291	196	2,445	$36.80
Granted	425	--	--	425	$33.01
Exercised	(20)	(225)	(6)	(251)	$26.75
Forfeited and expired	(31)	(11)	--	(42)	$40.38
Outstanding December 31, 2010	1,332	1,055	190	2,577	$37.10	5.5	$15,839

Vested or expected to vest	1,319	1,055	190	2,564	$37.10	5.5	$15,681
Exercisable December 31, 2010	453	1,055	190	1,698	$39.91	4.4	$7,542

The following table summarizes 2010 non-vested common stock and restricted stock unit activity (in thousands, except weighted-average, grant-date fair value amounts):

			Predecessor
	2007		Plans
	Plan	Weighted	Non-Vested	Weighted
	Restricted	Average	Common	Average
	Stock	Grant-Date	Stock	Grant-Date
	Units	Fair Value	Shares	Fair Value
January 1, 2010	427	$27.06	15	$48.19
Granted	187	$33.51	--	--
Vested	(93)	$32.28	(15)	$48.19
Forfeited	(191)	$23.76	--	--
Outstanding December 31, 2010	330	$31.15	--	--

A summary of the compensation cost and other measures related to share-based payments is as follows (in millions):

	2010	2009	2008
Share-based expense (net of estimated forfeitures):
Stock options	$2	$4	$3
Non-vested stock & restricted stock units	6	5	8
Total share-based expense	8	9	11
Total recognized tax benefit	(3)	(3)	(3)
Share-based expense (net of tax)	$5	$6	$8

Cash received upon option exercise	$7	$--	$2
Intrinsic value of options exercised	$2	$--	$1
Tax benefit realized upon option exercise	$1	$--	$1
Fair value of stock vested	$4	$3	$13

As of December 31, 2010, there was $2.2 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted average period of approximately 1.5 years. As of December 31, 2010, unrecognized compensation cost related to non-vested stock and restricted stock units was $8.0 million. The unrecognized cost for non-vested stock and restricted stock units is expected to be recognized over a weighted average period of 1.5 years.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Commitments and Contingencies:  Commitments and financial arrangements, excluding capital lease commitments that are described in Note 8, included the following as of December 31, 2010 (in millions):

Standby letters of credit	(a)	$19
Bonds	(b)	$31
Benefit plan withdrawal obligations	(c)	$99

These amounts are not recorded on the Company's consolidated balance sheet and it is not expected that the Company or its subsidiaries will be called upon to advance funds under these commitments.

(a)
Consists of standby letters of credit, issued by the Company's lenders under the Company's revolving credit facilities. Approximately $8 million of the letters of credit are required to allow the Company to qualify as a self-insurer for state and federal workers' compensation liabilities. The balance includes approximately $11 million related to the Company's real estate business. In the event the letters of credit are drawn upon, the Company would be obligated to reimburse the issuer of the letter of credit. None of the letters of credit has been drawn upon to date, and the Company believes it is unlikely that any of these letters of credit will be drawn upon.

(b)
Consists of approximately $17 million of construction bonds related to real estate projects in Hawaii, approximately $13 million in U.S. customs bonds, and approximately $1 million related to transportation and other matters. In the event the bonds are drawn upon, the Company would be obligated to reimburse the surety that issued the bond. None of the bonds has been drawn upon to date, and the Company believes it is unlikely that any of these bonds will be drawn upon.

(c)
Represents the withdrawal liabilities for multiemployer pension plans, in which Matson is a participant. The withdrawal liability aggregated approximately $99 million as of the most recent valuation date. Management has no present intention of withdrawing from and does not anticipate termination of any of the aforementioned plans.

Indemnity Agreements: For certain real estate joint ventures, the Company may be obligated under bond indemnities in order to complete construction of the real estate development if the joint venture does not perform. These indemnities are designed to protect the surety. The Company recorded liabilities at fair value for several indemnities it provided in connection with surety bonds issued to cover construction activities, such as project amenities, roads, utilities, and other infrastructure, at its joint ventures. The recorded amount of the liabilities was not material at December 31, 2010 and 2009. Under the indemnities, the Company and its joint venture partners agreed to indemnify the surety bond issuer from all loss and expense arising from the failure of the joint venture to complete the specified bonded construction. The maximum potential amount of aggregate future payments is a function of the amount covered by outstanding bonds at the time of default by the joint venture, reduced by the amount of work completed to date. As of December 31, 2010, the maximum potential amount of aggregate future payments under bonds outstanding was $15 million, computed as $52 million of bonds outstanding, less the value of work completed, which totaled approximately $37 million. The Company and its joint venture partners also entered into mutual indemnification agreements under which each partner agrees to indemnify the other partner for its share of the obligation under the bonds. Including amounts recoverable from the Company's joint venture partners under the mutual indemnification agreements, the Company's maximum potential amount of aggregate future payments under indemnities at December 31, 2010 was approximately $6 million.

Other Obligations: Certain of the businesses in which the Company holds a non-controlling interest have long-term debt obligations. In February 2010, one of the Company's joint venture renegotiated a $10 million loan that extended the maturity date of the loan to August 2011, with a one-year extension option. As a condition to providing the loan, the lender required that the Company and its joint venture partner guarantee certain obligations of the joint venture under a maintenance agreement. The maintenance agreement specifies that the Company and its joint venture partner make payments to the lender to the extent that the loan-to-value measure or debt service ratio of the property held by the joint venture is below pre-determined thresholds. The Company has determined that the fair value of its obligation under this maintenance agreement was not material, and as of December 31, 2010, the Company had not paid any amounts under the guaranty.

Other than obligations described above, investee obligations do not have recourse to the Company and the Company's “at-risk” amounts are limited to its investment. These investments are more fully described in Note 4.

Environmental Matters:  As with most transportation, industrial and land development companies of its size, the Company's shipping, real estate, and agricultural businesses have certain risks that could result in expenditures for environmental remediation. It is the Company's policy, as part of its due diligence process for all acquisitions, to use third-party environmental consultants to investigate the environmental risks and to require disclosure from land sellers of known environmental risks. Despite these precautions, there can be no assurance that the Company will avoid material liabilities relating to environmental matters affecting properties currently or previously owned by the Company. No estimate of such potential liabilities can be made although the Company may, from time to time, purchase property which requires modest environmental clean-up costs after appropriate due diligence. In such instances, the Company takes steps prior to acquisition to gain assurance as to the precise scope of work required and costs associated with removal, site restoration or monitoring, using detailed investigations by environmental consultants. The Company believes that based on all information available to it, the Company is in compliance, in all material respects, with applicable environmental laws and regulations.

In late 2003, the Company paid $1.6 million to settle a claim for payment of environmental remediation costs incurred by the current owner of a sugar refinery site in Hawaii that previously was sold by the Company in 1994. In connection with this settlement, the Company assumed responsibility to remediate certain parcels of the site and accrued an obligation of approximately $2 million for the estimated remediation costs. The commencement of environmental cleanup is dependent upon studies to be approved by the Department of Health of the State of Hawaii, which has not occurred as of December 31, 2010.

Other Contingencies: A&B owns 16,000 acres of watershed lands in East Maui that supply a significant portion of the irrigation water used by HC&S.  A&B also held four water licenses to another 30,000 acres owned by the State of Hawaii in East Maui, which over the last ten years have supplied approximately 58 percent of the irrigation water used by HC&S.  The last of these water license agreements expired in 1986, and all four agreements were then extended as revocable permits that were renewed annually.  In 2001, a request was made to the State Board of Land and Natural Resources (the “BLNR”) to replace these revocable permits with a long-term water lease.  Pending the conclusion by the BLNR of this contested case hearing on the request for the long-term lease, the BLNR has renewed the existing permits on a holdover basis. If the Company is not permitted to utilize sufficient quantities of stream waters from State lands in East Maui, it could have a material adverse effect on the Company's sugar-growing operations.

In addition, on May 24, 2001, petitions were filed by a third party, requesting that the Commission on Water Resource Management of the State of Hawaii (“Water Commission”) establish interim instream flow standards (“IIFS”) in 27 East Maui streams that feed the Company's irrigation system.  On September 25, 2008, the Water Commission took action on eight of the petitions, resulting in some quantity of water being returned to the streams rather than being utilized for irrigation purposes. In May 2010, the Water Commission took action on the remaining 19 petitions resulting in additional water being returned to the streams.  A petition requesting a contested case hearing to challenge the Water Commission's decisions was filed with the Commission by the opposing third party.  On October 18, 2010, the Water Commission denied the petitioner's request for a contested case hearing.  On November 17, 2010, the petitioner filed an appeal of the Commission's denial.

On June 25, 2004, two organizations filed with the Water Commission a petition to establish IIFS for four streams in West Maui to increase the amount of water to be returned to these streams.  The West Maui irrigation system provided approximately 15 percent of the irrigation water used by HC&S over the last ten years. The Water Commission issued a decision in June 2010, which required the return of water in two of the four streams. In July 2010, the two organizations appealed the Water Commission's decision to the Hawaii Intermediate Court of Appeals.

The loss of East Maui and West Maui water as a result of the Water Commission's decisions will impose challenges to the Company's sugar growing operations.  While the resulting water loss does not immediately threaten near-term sugar production, it will result in a future suppression of sugar yields and will have an impact on the Company that will only be quantifiable over time.  Accordingly, the Company is unable to predict, at this time, the outcome or financial impact of the water proceedings.

On April 21, 2008, Matson was served with a grand jury subpoena from the U.S. District Court for the Middle District of Florida for documents and information relating to water carriage in connection with the Department of Justice's investigation into the pricing and other competitive practices of carriers operating in the domestic trades.  Matson understands that while the investigation currently is focused on the Puerto Rico trade, it also includes pricing and other competitive practices in connection with all domestic trades, including the Alaska, Hawaii and Guam trades.  Matson does not operate vessels in the Puerto Rico and Alaska trades.  It does operate vessels in the Hawaii and Guam trades.  Matson has cooperated, and will continue to cooperate, fully with the Department of Justice.  If the Department of Justice believes that any violations have occurred on the part of Matson or the Company, it could seek civil or criminal sanctions, including monetary fines.  The Company is unable to predict, at this time, the outcome or financial impact, if any, of this investigation.

The Company and Matson were named as defendants in a consolidated civil lawsuit purporting to be a class action in the U.S. District Court for the Western District of Washington in Seattle.  The lawsuit alleged violations of the antitrust laws and also named as a defendant Horizon Lines, Inc., another domestic shipping carrier operating in the Hawaii and Guam trades. On August 18, 2009, the court granted the defendants' motion to dismiss the complaint with leave to amend the complaint to allege claims consistent with the court's order. On May 28, 2010, the plaintiffs filed a second amended complaint. On November 30, 2010, the judge dismissed the complaint with prejudice. On December 22, 2010, the plaintiffs filed an appeal to the Ninth Circuit Court of Appeals.  The Company and Matson will continue to vigorously defend themselves in this lawsuit.  The Company is unable to predict, at this time, the outcome or financial impact, if any, of this lawsuit if an amended complaint is filed.

In February 2011, the Environmental Protection Agency (“EPA”) issued nationwide standards for controlling hazardous air pollutant emissions from industrial, commercial, institutional boilers and process heaters, which would apply to Hawaiian Commercial & Sugar Company's three boilers. The standards require that prescribed emissions be reduced to allowable levels as detailed in the final regulations. The Company is currently evaluating the impact of the new standards, which require compliance by early 2014. Given the Company's continuing evaluation of alternative operating models for its sugar business and the requirement to perform a thorough analysis of the new standards, the Company is unable to predict at this time, the financial impact of the regulations.

The Company is subject to possible climate change legislation, regulation and international accords. Numerous bills related to climate change, such as limiting and reducing greenhouse gas emissions through a “cap and trade” system of allowances and credits, have been introduced in the U.S. Congress. In addition, the EPA is in the process of adopting and implementing regulations limiting greenhouse gas emissions in lieu of Congressional action. If enacted, these regulations could impose significant additional costs on the Company, including increased energy costs, higher material prices, and costly mandatory vessel and equipment modifications. The Company is unable to predict, at this time, the outcome or financial impact, if any, of future climate change related legislation.

A&B and its subsidiaries are parties to, or may be contingently liable in connection with, other legal actions arising in the normal conduct of their businesses, the outcomes of which, in the opinion of management after consultation with counsel, would not have a material adverse effect on A&B's results of operations or financial position.

INDUSTRY SEGMENTS	12 Months Ended
Dec. 31, 2010
INDUSTRY SEGMENTS [Abstract]
INDUSTRY SEGMENTS
14.	INDUSTRY SEGMENTS

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Company's chief operating decision maker is its Chief Executive Officer. Based on the foregoing, the Company has five segments that operate in three industries: Transportation, Real Estate and Agribusiness.

The Transportation Industry consists of two segments. Ocean Transportation carries freight between various U.S. Pacific Coast, major Hawaii ports, Guam, China and other Pacific ports and provides terminal, stevedoring and container equipment management services in Hawaii. Additionally, the Ocean Transportation segment has a 35 percent interest in an entity that provides terminal and stevedoring services at U.S. Pacific Coast facilities. Logistics Services arranges domestic and international rail intermodal service, long-haul and regional highway brokerage, specialized hauling, flat-bed and project work, less-than-truckload, expedited freight services, and warehousing and distribution services.

The Real Estate Industry consists of two segments. The Real Estate Sales segment generates its revenues through the development and sale of land, commercial and residential properties. The Real Estate Leasing segment owns, operates, and manages retail, office, and industrial properties. When property that was previously leased is sold, the sales revenue and operating profit are included with the Real Estate Sales segment.

Agribusiness, which consists of one segment, grows sugar cane and coffee; produces bulk raw sugar, specialty food-grade sugars, molasses, green coffee and roasted coffee; markets and distributes roasted coffee, green coffee and specialty food-grade sugars; provides general trucking services, mobile equipment maintenance and repair services in Hawaii; and generates and sells, to the extent not used in the Company's operations, electricity.

The accounting policies of the operating segments are described in the summary of significant accounting policies. Reportable segments are measured based on operating profit, exclusive of interest expense, general corporate expenses, and income taxes.

Industry segment information for 2010, 2009, and 2008 is summarized below (in millions):

For the Year	2010	2009	2008
Revenue:
Transportation:
Ocean transportation	$1,045.0	$888.6	$1,023.7
Logistics services	355.6	320.9	436.0
Less amounts reported in discontinued operations1	(28.5)	--	--
Real Estate:
Leasing	94.4	103.2	107.8
Sales	136.1	125.6	350.2
Less amounts reported in discontinued operations1	(126.7)	(136.6)	(164.6)
Agribusiness5	163.9	107.0	124.3
Reconciling Items 2	(26.3)	(16.3)	(10.7)
Total revenue	$1,613.5	$1,392.4	$1,866.7
Operating Profit:
Transportation:
Ocean transportation3	$99.4	$58.3	$105.8
Logistics services	7.2	6.7	18.5
Less amounts reported in discontinued operations1	19.3	--	--
Real Estate:
Leasing	35.3	43.2	47.8
Sales3	50.1	39.1	95.6
Less amounts reported in discontinued operations1	(54.5)	(59.2)	(77.1)
Agribusiness5	6.1	(27.8)	(12.9)
Total operating profit	162.9	60.3	177.7
Interest expense, net4	(25.5)	(25.9)	(23.7)
General corporate expenses	(23.3)	(21.8)	(21.0)
Income from continuing operations before income taxes	114.1	12.6	133.0
Income taxes	44.7	5.0	48.2
Income from continuing operations	69.4	7.6	84.8
Discontinued operations	22.7	36.6	47.6
Net income	$92.1	$44.2	$132.4

1	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.

2	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.

3
The Ocean Transportation segment includes approximately $12.8 million, $6.2 million, and $5.2 million of equity in earnings from its investment in SSAT for 2010, 2009, and 2008, respectively. Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $19.3 million in 2010. The Real Estate Sales segment includes approximately $2.0 million and $9.0 million in equity in earnings from its various real estate joint ventures for 2010 and 2008, respectively. Equity in earnings from joint ventures in 2009 was negligible.

4	Includes Ocean Transportation interest expense of $8.2 million for 2010, $9.0 million for 2009, and $11.6 million for 2008. Substantially all other interest expense was at the parent company.

5	Includes a $4.9 million gain in 2010 related to a crop disaster relief payment for drought experienced in prior years and a $5.4 million gain recorded upon consolidation of HS&TC in 2009.

As of December 31:	2010	2009	2008
Identifiable Assets:
Ocean transportation6	$1,095.5	$1,095.2	$1,153.9
Logistics services	73.8	72.4	74.2
Real estate leasing	739.4	627.4	590.2
Real estate sales6	420.8	415.6	344.6
Agribusiness	150.3	156.8	172.2
Other	14.8	12.2	15.1
Total assets	$2,494.6	$2,379.6	$2,350.2
Capital Expenditures:
Ocean transportation	$69.4	$12.7	$35.5
Logistics services7	1.8	0.6	2.4
Real estate leasing8	164.7	108.8	100.2
Real estate sales9	0.1	0.1	0.6
Agribusiness	6.8	3.4	15.2
Other	0.3	0.3	0.8
Total capital expenditures	$243.1	$125.9	$154.7
Depreciation and Amortization:
Ocean transportation	$69.0	$67.1	$66.1
Logistics services	3.2	3.5	2.3
Real estate leasing1	20.0	17.5	13.4
Real estate sales	0.2	0.3	0.2
Agribusiness	12.7	11.9	11.5
Other	2.2	5.1	7.2
Total depreciation and amortization	$107.3	$105.4	$100.7

6
The Ocean Transportation segment includes approximately $52.9 million, $47.2 million, and $44.6 million related to its investment in SSAT as of December 31, 2010, 2009, and 2008, respectively. The Real Estate Sales segment includes approximately $274.8 million, $193.3 million, and $162.1 million related to its investment in various real estate joint ventures as of December 31, 2010, 2009, and 2008, respectively.

7
Excludes expenditures related to Matson Integrated Logistics' acquisitions, which are classified as acquisition of businesses in Cash Flows from Investing Activities within the Consolidated Statements of Cash Flows.

8	Represents gross capital additions to the leasing portfolio, including gross tax-deferred property purchases that are reflected as non-cash transactions in the Consolidated Statements of Cash Flows.

9
Excludes expenditures for real estate developments held for sale which are classified as Cash Flows from Operating Activities within the Consolidated Statements of Cash Flows. Operating cash flows for expenditures related to real estate developments were $22 million, $6 million, and $39 million for 2010, 2009, and 2008, respectively.

QUARTERLY INFORMATION (Unaudited)	12 Months Ended
Dec. 31, 2010
QUARTERLY INFORMATION (Unaudited) [Abstract]
QUARTERLY INFORMATION (Unaudited)
15.	QUARTERLY INFORMATION (Unaudited)

Segment results by quarter for 2010 are listed below (in millions, except per-share amounts):

	2010
	Q1	Q2	Q3	Q4
Revenue:
Transportation:
Ocean transportation	$229.5	$257.2	$267.5	$290.8
Logistics services	77.1	88.6	92.4	97.5
Less amounts reported in discontinued operations 1	--	--	(5.7)	(22.8)
Real Estate:
Leasing	23.6	23.2	24.4	23.2
Sales	60.3	22.0	4.3	49.5
Less amounts reported in discontinued operations 1	(58.4)	(20.7)	(3.3)	(44.3)
Agribusiness2	14.2	29.8	60.4	59.5
Reconciling Items 3	(4.2)	(3.6)	(2.7)	(15.8)
Total revenue	$342.1	$396.5	$437.3	$437.6
Operating Profit (Loss):
Transportation:
Ocean transportation4	$10.4	$37.0	$40.4	$11.6
Logistics services	1.9	1.5	1.8	2.0
Less amounts reported in discontinued operations 1	--	--	2.1	17.2
Real Estate:
Leasing	9.1	8.5	9.3	8.4
Sales	21.4	8.0	2.9	17.8
Less amounts reported in discontinued operations1	(22.8)	(10.6)	(2.1)	(19.0)
Agribusiness2	(1.1)	1.8	0.8	4.6
Total operating profit	18.9	46.2	55.2	42.6
Interest Expense	(6.5)	(6.5)	(6.3)	(6.2)
General Corporate Expenses	(6.6)	(4.5)	(7.7)	(4.5)
Income From Continuing Operations before Income Taxes	5.8	35.2	41.2	31.9
Income taxes	3.0	13.1	15.5	13.1
Income From Continuing Operations	2.8	22.1	25.7	18.8
Discontinued Operations1	14.5	6.8	--	1.4
Net Income	$17.3	$28.9	$25.7	$20.2

Earnings Per Share:
Basic	$0.42	$0.70	$0.62	$0.49
Diluted	$0.42	$0.70	$0.62	$0.48

1	See Note 2 for discussion of discontinued operations.
2	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
3	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
4
Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $2.1 million and $17.2 million in the third and fourth quarter of 2010, respectively.

Segment results by quarter for 2009 are listed below (in millions, except per-share amounts):

	2009
	Q1	Q2	Q3	Q4
Revenue:
Transportation:
Ocean transportation	$201.1	$218.5	$234.2	$234.8
Logistics services	76.2	80.3	82.3	82.1
Real Estate:
Leasing	27.2	25.9	25.2	24.9
Sales	25.2	21.3	14.9	64.2
Less amounts reported in discontinued operations 1	(33.0)	(23.9)	(16.5)	(63.2)
Agribusiness 2	17.7	29.2	32.5	27.6
Reconciling Items 3	(2.3)	(2.8)	(3.0)	(8.2)
Total revenue	$312.1	$348.5	$369.6	$362.2
Operating Profit (Loss):
Transportation:
Ocean transportation	$(0.5)	$21.1	$24.2	$13.5
Logistics services	1.5	1.8	2.2	1.2
Real Estate:
Leasing	12.0	11.0	10.2	10.0
Sales	5.6	9.6	3.5	20.4
Less amounts reported in discontinued operations1	(13.3)	(13.7)	(7.3)	(24.9)
Agribusiness	(1.9)	(11.3)	(13.8)	(0.8)
Total operating profit	3.4	18.5	19.0	19.4
Interest Expense	(5.6)	(6.9)	(6.7)	(6.7)
General Corporate Expenses	(6.1)	(4.5)	(4.9)	(6.3)
Income From Continuing Operations before Income Taxes	(8.3)	7.1	7.4	6.4
Income taxes (benefit)	(3.1)	3.0	3.4	1.7
Income From Continuing Operations	(5.2)	4.1	4.0	4.7
Discontinued Operations1	8.2	8.5	4.5	15.4
Net Income	$3.0	$12.6	$8.5	$20.1

Earnings Per Share:
Basic	$0.07	$0.31	$0.21	$0.49
Diluted	$0.07	$0.31	$0.21	$0.49

1	See Note 2 for discussion of discontinued operations.
2	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.
3	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.

PARENT COMPANY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
PARENT COMPANY CONDENSED FINANCIAL INFORMATION [Abstract]
PARENT COMPANY CONDENSED FINANCIAL INFORMATION
16.	PARENT COMPANY CONDENSED FINANCIAL INFORMATION

Set forth below are the unconsolidated condensed financial statements of Alexander & Baldwin, Inc. (“Parent Company”). The significant accounting policies used in preparing these financial statements are substantially the same as those used in the preparation of the consolidated financial statements as described in Note 1, except that, for purposes of the tables presented in this footnote, subsidiaries are carried under the equity method.

The following table presents the Parent Company's condensed balance sheets as of December 31, 2010 and 2009 (in millions):

	2010	2009
ASSETS
Current Assets:
Cash and cash equivalents	$-	$1
Accounts and other receivables, net	5	12
Inventories	16	15
Real estate held for sale	3	7
Prepaid expenses and other	6	6
Total current assets	30	41
Investments:
Subsidiaries consolidated, at equity	1,299	1,210
Property, at Cost	501	455
Less accumulated depreciation and amortization	225	226
Property -- net	276	229
Other Assets	17	32
Total	$1,622	$1,512

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current portion of long-term debt	$108	$40
Accounts payable	8	10
Income taxes payable	2	24
Non-qualified benefit plans	1	17
Other	17	15
Total current liabilities	136	106
Long-term Debt	230	239
Employee Benefit Plans	27	22
Non-qualified Benefit Plans	10	8
Other Long-term Liabilities	11	4
Deferred Income Taxes	50	42
Due to Subsidiaries	22	6
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$1,622	$1,512

The following table presents the Parent Company's condensed statements of income for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Revenue:
Agribusiness	$117	$73	$91
Real estate leasing	16	13	10
Real estate sales	2	8	6
Interest and other	6	2	3
Total revenue	141	96	110

Costs and Expenses:
Cost of agribusiness goods and services	114	109	110
Cost of real estate sales and leasing	11	9	8
Selling, general and administrative	24	21	21
Interest and other	16	16	14
Income tax benefit	(13)	(22)	(18)
Total costs and expenses	153	133	135

Loss from Continuing Operations	(12)	(37)	(25)

Discontinued Operations, net of income taxes	24	11	21

Income (Loss) Before Equity in Income of Subsidiaries Consolidated	12	(26)	(4)

Equity in Income from Continuing Operations of Subsidiaries Consolidated	81	44	109

Equity in Income (Loss) from Discontinued Operations of Subsidiaries Consolidated	(1)	26	27

Net Income	92	44	132

Other Comprehensive Income (Loss), net of income taxes	(1)	15	(91)

Comprehensive Income	$91	$59	$41

The following table presents the Parent Company's condensed statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Cash Flows from Operations (including dividends received from subsidiaries)	$37	$90	$144

Cash Flows from Investing Activities:
Capital expenditures	(14)	(6)	(16)
Purchase of investments	(67)	(96)	(12)
Proceeds from disposal of property and sale of investments	36	28	9
Net cash used in investing activities	(45)	(74)	(19)

Cash Flows from Financing Activities:
Change in intercompany payables/receivables	--	(13)	(4)
Proceeds from (repayments of) long-term debt, net	52	51	(16)
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	--	--	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	7	(15)	(128)

Cash and Cash Equivalents:
Net increase (decrease) for the year	(1)	1	(3)
Balance, beginning of year	1	--	3
Balance, end of year	$--	$1	$--

Other Cash Flow Information:
Interest paid	$(15)	$(13)	$(13)
Income taxes paid, net of refunds	$(46)	$(38)	$(63)

Other Non-cash Information:
Depreciation expense	$16	$17	$15
Tax-deferred property sales	$65	$29	$60
Tax-deferred property purchases	$(78)	$(40)	$(5)

General Information:  The Parent Company is headquartered in Honolulu, Hawaii and is engaged in the operations that are generally described in Note 14, “Industry Segments.” Additional information related to the Parent Company is described in the foregoing notes to the consolidated financial statements.

Long-term Debt:  At December 31, 2010 and 2009, long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans ( 0.57% for 2010 and 0.76% for 2009)	$93	$24
Term Loans:
6.90%, payable through 2020	100	100
5.53%, payable through 2016	50	50
5.55%, payable through 2017	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	2	2
5.50%, payable through 2014	6	--
7.42%, payable through 2010	--	3
Total	338	279
Less current portion	(108)	(40)
Long-term debt	$230	$239

Long-term Debt Maturities: At December 31, 2010, maturities of all long-term debt during the next five years are $108 million in 2011, $28 million in 2012, $26 million in 2013, $39 million in 2014, $33 million in 2015, and $104 million thereafter.

Revolving Credit Facilities:  The Parent Company has a revolving senior credit facility with six commercial banks that expires in December 2011. The revolving credit facility provides for a commitment of $225 million. Amounts drawn under the facility bear interest at London Interbank Offered Rate (“LIBOR”) plus a spread ranging from 0.225 percent to 0.475 percent based on the Company's S&P rating. The agreement contains certain restrictive covenants, the most significant of which require the maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of total debt to earnings before interest, depreciation, amortization, and taxes. At December 31, 2010, $92 million was outstanding and classified as current, $11 million in letters of credit had been issued against the facility, and $122 million remained available for borrowing.

The Company has a replenishing $400 million three-year unsecured note purchase and private shelf agreement with Prudential Investment Management, Inc. and its affiliates (collectively, “Prudential”) under which the Company may issue notes in an aggregate amount up to $400 million, less the sum of all principal amounts then outstanding on any notes issued by the Company or any of its subsidiaries to Prudential and the amount of any notes that are committed under the note purchase agreement. The Prudential agreement contains certain restrictive covenants that are substantially the same as the covenants contained in the Company's revolving senior credit facility. The ability to draw additional amounts under the Prudential facility expires on April 19, 2012 and borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing. At December 31, 2010, $97 million was available under the facility.

Real EstateSecured Term Debt:  In October 2010, the Parent Company assumed approximately $6 million of secured debt in connection with its purchase of Little Cottonwood Center, a retail center in Sandy, Utah. At December 31, 2010, the note had an outstanding amount of $6 million, carries interest at 5.5 percent and matures in November 2014.

In June 2005, the Parent Company, together with its real-estate subsidiaries, purchased an office building in Phoenix, Arizona, and assumed $11 million of mortgage-secured debt. A&B owns approximately 25 percent of the Phoenix office building. At December 31, 2010, the Parent Company's share of the remaining balance of the debt was approximately $2 million, consistent with its share of ownership of the property. The property is jointly and severally owned by three subsidiaries of the Company.

Dividends from Subsidiaries: The Company received cash dividends from Matson totaling approximately $45 million for 2010, and $60 million for each of the last two years ended December 31, 2009, and 2008.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation
Principles of Consolidation:  The consolidated financial statements include the accounts of Alexander & Baldwin, Inc. and all wholly-owned and controlled subsidiaries, after elimination of significant intercompany amounts. Significant investments in businesses, partnerships, and limited liability companies in which the Company does not have a controlling financial interest, but has the ability to exercise significant influence, are accounted for under the equity method. A controlling financial interest is one in which the Company has a majority voting interest or one in which the Company is the primary beneficiary of a variable interest entity.

Fiscal Year
Fiscal Year: The fiscal year end for the Company's Real Estate and Agribusiness Industry segments is December 31. The fiscal year end for the Company's Transportation Industry segments occurs on the last Friday in December, except for the warehousing services business, whose fiscal year closes on December 31. There were 53 weeks included in the Transportation Industry segments' 2010 fiscal year and 52 weeks in 2009.

Use of Estimates
Use of Estimates: The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Significant estimates and assumptions are used for, but not limited to: (i) asset impairments, (ii) legal contingencies, (iii) allowance for doubtful accounts, (iv) revenue recognition for long-term real estate developments, (v) self-insured liabilities, (vi) goodwill and intangible assets, (vii) pension and postretirement estimates, (viii) sugar production, and (ix) income taxes. Future results could be materially affected if actual results differ from these estimates and assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents: Cash equivalents consist of highly liquid investments with a weighted-average maturity of three months or less at the date of purchase. The Company carries these investments at cost, which approximates fair value. Outstanding checks in excess of funds on deposit totaled $14 million and $22 million at December 31, 2010 and 2009, respectively, and are reflected as current liabilities in the consolidated balance sheets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments:  The fair values of cash and cash equivalents, receivables and short-term borrowings approximate their carrying values due to the short-term nature of the instruments. The carrying amount and fair value of the Company's fixed-rate long-term debt at December 31, 2010 was $414 million and $438 million, respectively and $471 million and $475 million at December 31, 2009, respectively.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts:  Allowances for doubtful accounts are established by management based on estimates of collectibility. Estimates of collectability are principally based on an evaluation of the current financial condition the Company's customers and their payment history, which are regularly monitored by the Company.

Inventories
Inventories:  Sugar and coffee inventories are stated at the lower of cost (first-in, first-out basis) or market value. Materials and supplies inventory are stated at the lower of cost (principally average cost) or market value.

Dry-docking
Dry-docking:  Under U.S. Coast Guard rules, administered through the American Bureau of Shipping's alternative compliance program, all vessels must meet specified seaworthiness standards to remain in service. Vessels must undergo regular inspection, monitoring and maintenance, referred to as “dry-docking,” to maintain the required operating certificates. These dry-docks occur on scheduled intervals ranging from two to five years, depending on the vessel's age. Because the dry-docks enable the vessel to continue operating in compliance with U.S. Coast Guard requirements and provide future economic benefits, the costs of these scheduled dry-docks are deferred and amortized until the next regularly scheduled dry-dock period. Routine vessel maintenance and repairs that do not improve or extend asset lives are charged to expense as incurred. Deferred amounts are included on the consolidated balance sheets in non-current other assets. Amortized amounts are charged to operating expenses in the consolidated statements of income. Changes in deferred dry-docking costs are included in the consolidated statements of cash flows in cash flows from operating activities.

Property and Depreciation
Property:  Property is stated at cost, net of accumulated depreciation and amortization. Expenditures for major renewals and betterments are capitalized. Replacements, maintenance, and repairs that do not improve or extend asset lives are charged to expense as incurred. Costs of developing coffee orchards are capitalized during the development period and depreciated over the estimated productive lives. Upon acquiring commercial real estate that is deemed a business, the Company records land, buildings, leases above and below market, and other intangible assets based on their fair values. Due diligence costs are expensed as incurred.

Depreciation:  Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets.

Real Estate Developments
Real Estate Developments:  Expenditures for real estate developments are capitalized during construction and are classified as Real Estate Developments on the consolidated balance sheets. When construction is substantially complete, the costs are reclassified as either Real Estate Held for Sale or Property, based upon the Company's intent to either sell the completed asset or to hold it as an investment property, respectively. Cash flows related to real estate developments are classified as either operating or investing activities, based upon the Company's intention to sell the property or to retain ownership of the property as an investment following completion of construction.

For development projects, capitalized costs are allocated using the direct method for expenditures that are specifically associated with the unit being sold and the relative-sales-value method for expenditures that benefit the entire project. Capitalized development costs typically include costs related to land acquisition, grading, roads, water and sewage systems, landscaping, capitalized interest, and project amenities. Direct overhead costs incurred after the development project is substantially complete, such as utilities, maintenance, and real estate taxes, are charged to selling, general, and administrative expense as incurred. All indirect overhead costs are charged to selling, general, and administrative costs as incurred.

Capitalized Interest
Capitalized Interest:  Interest costs incurred in connection with significant expenditures for real estate developments, the construction of assets, or investments in joint ventures are capitalized during the period in which activities necessary to get the asset ready for its intended use are in progress. Capitalization of interest is discontinued when the asset is substantially complete and ready for its intended use. Capitalization of interest on investments in joint ventures is recorded until the underlying investee commences its principal operations, which is typically when the investee has other-than-ancillary revenue generation. Total interest cost incurred was $26 million in 2010, $26 million in 2009, and $25 million in 2008. Capitalized interest in 2010, 2009 and 2008 was not material.

Impairment of Long-Lived Assets and Finite-Lived Intangible Assets
Impairment of Long-Lived Assets and Finite-Lived Intangible Assets:  Long-lived assets, including finite-lived intangible assets, are reviewed for possible impairment when events or circumstances indicate that the carrying value may not be recoverable. In such an evaluation, the estimated future undiscounted cash flows generated by the asset are compared with the amount recorded for the asset to determine if its carrying value is not recoverable. If this review determines that the recorded value will not be recovered, the amount recorded for the asset is reduced to estimated fair value. The Company has evaluated certain long-lived assets, including intangible assets, for impairment; however, no impairment charges were recorded in 2010, 2009, and 2008 as a result of this process. These asset impairment loss analyses are highly subjective because they require management to make assumptions and apply considerable judgments to, among others, estimates of the timing and amount of future cash flows, expected useful lives of the assets, uncertainty about future events, including changes in economic conditions, changes in operating performance, changes in the use of the assets, and ongoing cost of maintenance and improvements of the assets, and thus, the accounting estimates may change from period to period. If management uses different assumptions or if different conditions occur in future periods, the Company's financial condition or its future operating results could be materially impacted.

Impairment of Investments
Impairment of Investments: The Company's investments in unconsolidated affiliates are reviewed for impairment whenever there is evidence that fair value may be below carrying cost. An investment is written down to fair value if fair value is below carrying cost and the impairment is considered other-than-temporary. In evaluating the fair value of an investment, the Company reviews probability-weighted discounted projected cash flows associated with the investment and other relevant information. In evaluating whether an impairment is other-than-temporary, the Company considers all available information, including the length of time and extent of the impairment, the financial condition and near-term prospects of the affiliate, the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value, and projected industry and economic trends, among others.

Significant estimates and considerable judgments are involved in determining the fair value of an investment and assessing whether any identified impairment is other-than-temporary. These estimates and judgments are based, in part, on the Company's current and future evaluation of economic conditions in general, as well as a joint venture's current and future plans. These impairment calculations are highly subjective because they also require management to make assumptions and apply judgments to estimates of the timing and amount of future cash flows, probabilities related to various cash flow scenarios, and appropriate discount rates based on the perceived risks, among others. Changes in these and other assumptions could affect the projected operational results and fair value of the unconsolidated affiliates, and accordingly, may require valuation adjustments to the Company's investments that may materially impact the Company's financial condition or its future operating results. For example, if the current market conditions deteriorate significantly or a joint venture's plans change materially, additional impairment charges may be required in future periods, and those charges could be material.

In 2010, the Company evaluated certain investments for impairment. As a result of this process, the Company recorded an impairment loss of approximately $1.9 million related to its Santa Barbara Ranch joint venture investment. Continued weakness in the real estate sector or difficulty in obtaining or renewing project-level financing may affect the value or feasibility of certain development projects owned by the Company or by its joint ventures and could lead to additional impairment charges in the future.

Goodwill and Intangible Assets
Goodwill and Intangible Assets:  Goodwill and intangibles are recorded on the consolidated balance sheets as other non-current assets. Recorded goodwill is related to the acquisition of logistic service entities and related earnout obligations (see Note 3). Recorded intangible assets are related to logistic service entity acquisitions as well as the acquisition of commercial properties. The Company reviews goodwill for potential impairment on an annual basis, or more frequently if indications of impairment exist. Finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances would indicate the carrying amount of the intangible assets may not be recoverable. There were no impairments of goodwill or intangible assets in 2010, 2009, or 2008.

1031 Exchange Proceeds
1031 Exchange Proceeds: As of December 31, 2010 and 2009, the Company had $1 million and $61 million, respectively, of proceeds related to qualifying 1031 tax-deferred sales. The $1 million of proceeds as of December 31, 2010 were classified as current assets since the proceeds expire in 2011. The $61 million of proceeds as of December 31, 2009 were classified as non-current assets on the consolidated balance sheets.

Revenue Recognition
Revenue Recognition: The Company has a wide variety of revenue sources, including, shipping revenue, logistics services revenue, property sales, rental income, and sales of raw sugar, molasses and coffee. Before recognizing revenue, the Company assesses the underlying terms of the transaction to ensure that recognition meets the requirements of relevant accounting standards. In general, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery of the service or product has occurred, the sales price is fixed or determinable, and collectibility is reasonably assured.

Voyage Revenue Recognition:  Voyage revenue is recognized ratably over the duration of a voyage based on the relative transit time in each reporting period, commonly referred to as the percentage-of-completion method. Voyage expenses are recognized as incurred.

Logistics Services Revenue Recognition:  The revenue for logistics services includes the total amount billed to customers for transportation services. The primary costs include purchased transportation services.  Revenue and the related purchased transportation costs are recognized based on relative transit time, commonly referred to as the percentage-of-completion method. The Company reports revenue on a gross basis. The Company serves as principal in transactions because it is responsible for the contractual relationship with the customer, has latitude in establishing prices, has discretion in supplier selection, and retains credit risk.

Real Estate Sales Revenue Recognition:   Sales are recorded when the risks and rewards of ownership have passed to the buyers (generally on closing dates), adequate initial and continuing investments have been received, and collection of remaining balances, if any, is reasonably assured. For certain development projects that have material continuing post-closing involvement and for which total revenue and capital costs are reasonably estimable, the Company uses the percentage-of-completion method for revenue recognition. Under this method, the amount of revenue recognized is based on development costs that have been incurred through the reporting period as a percentage of total expected development cost associated with the development project. This generally results in a stabilized gross margin percentage, but requires significant judgment and estimates.

Real Estate Leasing Revenue Recognition:  Real estate leasing revenue is recognized on a straight-line basis over the terms of the related leases, including periods for which no rent is due (typically referred to as “rent holidays”). Differences between revenues recognized and amounts due under respective lease agreements are recorded as increases or decreases, as applicable, to deferred rent receivable. Also included in rental revenue are certain tenant reimbursements and percentage rents determined in accordance with the terms of the leases. Income arising from tenant rents that are contingent upon the sales of the tenant exceeding a defined threshold are recognized only after the contingency has been resolved (e.g., sales thresholds have been achieved).

Sugar and Coffee Revenue Recognition: Revenue from bulk raw sugar sales and coffee sales is recorded when title to the product and risk of loss passes to third parties (generally this occurs when the product is shipped or delivered to customers) and when collection is reasonably assured.

Costs
Non-voyage Ocean Transportation Costs:  Depreciation, charter hire, terminal operating overhead, and general and administrative expenses are charged to expense as incurred.

Agricultural Costs:  Costs of growing and harvesting sugar cane are charged to the cost of inventory in the year incurred and to cost of sales as raw sugar is sold. Costs of growing coffee, excluding orchard development costs, are charged to inventory in the year incurred and to cost of sales as coffee is sold.

Discontinued Operations
Discontinued Operations: The sales of certain income-producing assets are classified as discontinued operations if the operations and cash flows of the assets clearly can be distinguished from the remaining assets of the Company, if cash flows for the assets have been, or will be, eliminated from the ongoing operations of the Company, if the Company will not have a significant continuing involvement in the operations of the assets sold, and if the amount is considered material. Certain assets that are “held-for-sale,” based on the likelihood and intention of selling the property within 12 months, are also treated as discontinued operations. Upon reclassification, depreciation ceases on assets reclassified as “held-for-sale.” Sales of land not under lease and residential houses and lots are generally considered inventory and are not included in discontinued operations. See also Note 2 regarding Matson's termination of its second China service in August 2011 that has been classified as discontinued operations.

Employee Benefit Plans
Employee Benefit Plans:  Certain Ocean Transportation subsidiaries are members of the Pacific Maritime Association (“PMA”) and the Hawaii Stevedoring Industry Committee, which negotiate multiemployer pension plans covering certain shoreside bargaining unit personnel. The subsidiaries directly negotiate multiemployer pension plans covering other bargaining unit personnel. Pension costs are accrued in accordance with contribution rates established by the PMA, the parties to a plan or the trustees of a plan. Several trusteed, non-contributory, single-employer defined benefit plans and defined contribution plans cover substantially all other employees.

Share-Based Compensation
Share-Based Compensation:  The Company records compensation expense for all share-based payment awards made to employees and directors. The Company's various equity plans are more fully described in Note 12.

Basic and Diluted Earnings per Share (EPS) of Common Stock
Basic and Diluted Earnings per Share (“EPS”) of Common Stock:  Basic earnings per share is determined by dividing net income by the weighted-average common shares outstanding during the year. The calculation of diluted earnings per share includes the dilutive effect of unexercised non-qualified stock options and non-vested stock units. The computation of weighted average dilutive shares outstanding excluded non-qualified stock options to purchase 1.6 million, 1.8 million, and 1.1 million shares of common stock for 2010, 2009, and 2008, respectively. These amounts were excluded because the options' exercise prices were greater than the average market price of the Company's common stock for the periods presented and, therefore, the effect would be anti-dilutive.

Income Taxes
Income Taxes: The Company makes certain estimates and judgments in determining income tax expense for financial statement purposes. These estimates and judgments are applied in the calculation of tax credits, tax benefits and deductions, and in the calculation of certain deferred tax assets and liabilities, which arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes. Deferred tax assets and deferred tax liabilities are adjusted to the extent necessary to reflect tax rates expected to be in effect when the temporary differences reverse. Adjustments may be required to deferred tax assets and deferred tax liabilities due to changes in tax laws and audit adjustments by tax authorities. To the extent adjustments are required in any given period, the adjustments would be included within the tax provision in the consolidated statements of income or consolidated balance sheets.

The Company has not recorded a valuation allowance for its deferred tax assets. A valuation allowance would be established if, based on the weight of available evidence, management believes that it is more likely than not that some portion or all of a recorded deferred tax asset would not be realized in future periods.

Derivative Financial Instruments
Derivative Financial Instruments:  The Company periodically uses derivative financial instruments such as interest rate and foreign currency hedging products to mitigate risks. The Company's use of derivative instruments is limited to reducing its risk exposure by utilizing interest rate or currency agreements that are accounted for as hedges. The Company does not hold or issue derivative instruments for trading or other speculative purposes nor does it use leveraged financial instruments. All derivatives are recognized in the consolidated balance sheets at their fair value. At December 31, 2010 and 2009, there were no material derivative instruments held by the Company.

Comprehensive Income (Loss)
Comprehensive Income (Loss): Comprehensive income (loss) includes all changes in Shareholders' Equity, except those resulting from capital stock transactions. Accumulated other comprehensive loss principally includes amortization of deferred pension/postretirement costs.

Environmental Costs
Environmental Costs:  Environmental exposures are recorded as a liability and charged to operating expense when the environmental liability has been incurred and can be reasonably estimated. If the aggregate amount of the liability and the amount and timing of cash payments for the liability are fixed or reliably determinable, the environmental liability is discounted. An environmental liability has been incurred when both of the following conditions have been met: (i) litigation has commenced or a claim or an assessment has been asserted, or, based on available information, commencement of litigation or assertion of a claim or an assessment is probable, and (ii) based on available information, it is probable that the outcome of such litigation, claim, or assessment will be unfavorable. If a range of probable loss is determined, the Company will record the obligation at the low end of the range unless another amount in the range better reflects the expected loss. Certain costs, however, are capitalized in Property when the obligation is recorded, if the cost (1) extends the life, increases the capacity or improves the safety and efficiency of property owned by the Company, (2) mitigates or prevents environmental contamination that has yet to occur and that otherwise may result from future operations or activities, or (3) is incurred or discovered in preparing for sale property that is classified as “held–for-sale.” The amounts of capitalized environmental costs were not material at December 31, 2010 or 2009.

Self-Insured Liabilities
Self-Insured Liabilities: The Company is self-insured for certain losses that include, but are not limited to, employee health, workers' compensation, general liability, real and personal property, and real estate construction warranty and defect claims. When feasible, the Company obtains third-party insurance coverage to limit its exposure to these claims. When estimating its self-insured liabilities, the Company considers a number of factors, including historical claims experience, demographic factors, and valuations provided by independent third-parties. Periodically, management reviews its assumptions and the valuations provided by independent third-parties to determine the adequacy of the Company's self-insured liabilities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Changes in Allowance for Doubtful Accounts
The changes in the allowance for doubtful accounts, included on the consolidated balance sheets as an offset to “Accounts and notes receivable,” for the three years ended December 31, 2010 were as follows (in millions):

	Balance at Beginning of year	Expense	Write-offs and Other	Balance at End of Year

2010	$10	--	$(2)	$8
2009	$8	$3	$(1)	$10
2008	$12	$1	$(5)	$8

Inventories	Inventories at December 31, 2010 and 2009 were as follows (in millions):
	2010	2009

Sugar and coffee inventories	$16	$28
Materials and supplies inventories	19	15
Total	$35	$43

Estimated Useful Lives of Property
Estimated useful lives of property are as follows:

Classification	Range of Life (in years)

Vessels	10 to 40
Buildings	10 to 40
Water, power and sewer systems	5 to 50
Machinery and equipment	2 to 35
Other property improvements	3 to 35

Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 were as follows (in millions):
Goodwill

Balance, December 31, 2008	$26
Additions	1
Balance, December 31, 2009	27
Additions	--
Balance, December 31, 2010	$27

Intangible Assets
Intangible assets for the years ended December 31 included the following (in millions):

	2010		2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Customer lists	$12	$(5)	$12	$(4)
In-place leases	15	(7)	11	(4)
Other	11	(5)	8	(4)
Total assets	$38	$(17)	$31	$(12)

Estimated Amortization Expenses Related to Intangibles Over the Next Five Years	Estimated amortization expenses related to intangibles over the next five years are as follows (in millions):
Estimated Amortization

2011	$5
2012	3
2013	3
2014	2
2015	2

Denominator Used to Compute Basic and Diluted Earnings per Share
The denominator used to compute basic and diluted earnings per share is as follows (in millions):

	2010	2009	2008

Denominator for basic EPS: weighted average shares outstanding	41.2	41.0	41.2
Effect of dilutive securities:
Outstanding stock options and non-vested stock units	0.3	0.1	0.3
Denominator for diluted EPS: weighted average shares outstanding	41.5	41.1	41.5

Components of Accumulated Other Comprehensive Income, Net of Taxes
The components of accumulated other comprehensive loss, net of taxes, were as follows for the years ended December 31 (in millions):

	2010	2009	2008
Unrealized components of benefit plans:
Pension plans	$(73)	$(73)	$(90)
Postretirement plans	(4)	--	1
Non-qualified benefit plans	(4)	(6)	(5)
SSAT pension plan and other	(1)	(2)	(2)
Accumulated other comprehensive loss	$(82)	$(81)	$(96)

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2010
DISCONTINUED OPERATIONS [Abstract]
Revenue, Operating Profit, Income Tax Expense and After-Tax Effects of Discontinued Operations
The revenue, operating profit, income tax expense and after-tax effects of these transactions for 2010, 2009, and 2008 were as follows (in millions, except per share amounts):

	2010	2009	2008

Sales Revenue	$117	$110	$125
Leasing Revenue	$10	$27	$39
CLX2 Revenue	$28	$--	$--
Sales Operating Profit	$49	$44	$55
Leasing Operating Profit	$6	$15	$22
CLX2 Operating Loss	(19)	$--	$--
Income Tax Expense	$13	$22	$29
Income from Discontinued Operations	$23	$37	$48
Basic Earnings Per Share	$0.55	$0.89	$1.16
Diluted Earnings Per Share	$0.55	$0.89	$1.15

INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AFFILIATES [Abstract]
Investments in Affiliates, by Industry
The Company's investments in affiliates are summarized, by industry, as follows (in millions):

	2010	2009
Investment in Unconsolidated Affiliated Companies:
Real Estate and Other	$276	$195
Transportation	53	47
Total Investments	$329	$242

Summary of Financial Information for Equity Method Investments
A summary of financial information for the Company's equity method investments by industry at December 31 is as follows (in millions):

	2010		2009

	Real Estate	Transportation	Real Estate	Transportation

Current assets	$42	$88	$48	$60
Noncurrent assets	623	111	554	118
Total assets	$665	$199	$602	$178

Current liabilities	$15	$39	97	$29
Noncurrent liabilities	164	22	111	26
Total liabilities	$179	$61	$208	$55

	Year Ended December 31,
	2010	2009	2008
Real Estate:
Operating revenue	$30	$14	$73
Operating costs and expenses	23	9	47
Operating income	$7	$5	$26
Income from continuing operations	$7	$1	$22
Net income	$7	$1	$22

Transportation:
Operating revenue	$568	$476	$505
Operating costs and expenses	548	470	502
Operating income	$20	$6	$3
Income from continuing operations*	$36	$20	$13
Net income	$36	$20	$13

* Includes earnings from equity method investments held by the investee.

PROPERTY (Tables)	12 Months Ended
Dec. 31, 2010
PROPERTY [Abstract]
Property
Property on the consolidated balance sheets includes the following (in millions):

	2010	2009

Vessels	$1,220	$1,216
Machinery and equipment	661	609
Buildings	557	507
Land	236	165
Water, power and sewer systems	119	119
Other property improvements	108	99
Total	2,901	2,715
Less accumulated depreciation and amortization	(1,250)	(1,179)
Property – net	$1,651	$1,536

NOTES PAYABLE AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
NOTES PAYABLE AND LONG-TERM DEBT [Abstract]
Notes Payable and Long-Term Debt
At December 31, 2010 and 2009, notes payable and long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans, (0.64% for 2010 and 0.68% for 2009)	$108	$34
Title XI Bonds:
5.27%, payable through 2029	42	44
5.34%, payable through 2028	40	42
Term Loans:
6.90%, payable through 2020	100	100
4.79%, payable through 2020	66	73
5.55%, payable through 2017	50	50
5.53%, payable through 2016	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	11	11
6.38%, payable through 2017	8	8
5.50%, payable through 2014	6	--
5.88%, payable through 2014	3	3
0.00%, payable through 2012	1	--
7.42%, payable through 2010	--	3
4.31%, payable through 2010	--	3
Total debt	522	471
Less current portion	(136)	(65)
Long-term debt	$386	$406

LEASES-THE COMPANY AS LESSEE (Tables)	12 Months Ended
Dec. 31, 2010
LEASES-THE COMPANY AS LESSEE [Abstract]
Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments under non-cancelable operating leases as of December 31, 2010 were as follows (in millions):

Operating Leases

2011	$29
2012	25
2013	17
2014	14
2015	10
Thereafter	23
Total minimum lease payments	$118

LEASES-THE COMPANY AS LESSOR (Tables)	12 Months Ended
Dec. 31, 2010
LEASES-THE COMPANY AS LESSOR [Abstract]
Historical Cost and Accumulated Depreciation of Leased Property
The historical cost of, and accumulated depreciation on, leased property at December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Leased property - real estate	$820	$694
Less accumulated depreciation	(103)	(101)
Property under operating leases - net	$717	$593

Total Rental Income Under Operating Leases
Total rental income under these operating leases for each of the three years in the period ended December 31, 2010 was as follows (in millions):

	2010	2009	2008

Minimum rentals	$70	$78	$82
Contingent rentals (based on sales volume)	2	3	4
Total	$72	$81	$86

Future Minimum Rentals on Non-Cancelable Leases	Future minimum rentals on non-cancelable leases at December 31, 2010 were as follows (in millions):
Operating Leases

2011	$66
2012	58
2013	47
2014	37
2015	27
Thereafter	97
Total	$332

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS [Abstract]
Weighted-Average and Target Asset Allocations
The Company's weighted-average asset allocations at December 31, 2010 and 2009, and 2010 year-end target allocation, by asset category, were as follows:

	Target	2010	2009

Domestic equity securities	60%	62%	61%
International equity securities	10%	11%	11%
Debt securities	15%	16%	15%
Real estate	15%	4%	8%
Other and cash	--	7%	5%
Total	100%	100%	100%

Fair Value of Pension Plan Assets
The fair values of the Company's pension plan assets at December 31, 2010 and 2009, by asset category, are as follows (in millions):

	Fair Value Measurements as of
	December 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$17	$17	$--	$--
Equity securities:
U.S. large-cap	136	136	--	--
U.S. mid- and small-cap	40	40	--	--
International large-cap	31	31	--	--
Fixed income securities:
U.S. Treasuries	1	--	1	--
Investment grade U.S. corporate bonds	3	--	3	--
High-yield U.S. corporate bonds	8	--	8	--
Mortgage-backed securities	33	--	33	--
Other types of investments:
Real estate partnerships interests	13	--	--	13
Private equity partnership interests (a)	2	--	--	2
Insurance contracts	1	--	--	1
Total	$285	$224	$45	$16

	Fair Value Measurements as of
	December 31, 2009
	Total	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$7	$7	$--	$--
Equity securities:
U.S. large-cap	121	121	--	--
U.S. mid- and small-cap	36	36	--	--
International large-cap	30	30	--	--
Fixed income securities:
U.S. Treasuries	1	--	1	--
Investment grade U.S. corporate bonds	2	--	2	--
High-yield U.S. corporate bonds	8	--	8	--
Mortgage-backed securities	28	--	28	--
Other types of investments:
Real estate partnerships interests	23	--	--	23
Private equity partnership interests (a)	3	--	--	3
Insurance contracts	1	--	--	1
Total	$260	$194	$39	$27

(a)	This category represents private equity funds that invest principally in U.S. technology companies.

Reconciliations of Pension Plan Investments Measured at Fair Value on Recurring Basis
The table below presents a reconciliation of all pension plan investments measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2010 and 2009 (in millions):

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)

	Real Estate	Private Equity	Insurance	Total

Beginning balance, January 1, 2009	$38	$4	$1	$43
Actual return on plan assets:
Assets held at the reporting date	(13)	(1)	--	(14)
Assets sold during the period	--	--	--	--
Purchases, sales and settlements	(2)	--	--	(2)
Ending balance, December 31, 2009	23	3	1	27
Actual return on plan assets:
Assets held at the reporting date	3	--	--	3
Assets sold during the period	(1)	--	--	(1)
Purchases, sales and settlements	(12)	(1)	--	(13)
Ending balance, December 31, 2010	$13	$2	1	$16

Benefit Obligation, Plan Assets, and Funded Status
The status of the funded defined benefit pension plan and the unfunded accumulated post-retirement benefit plans at December 31, 2010 and 2009 are shown below (in millions):

	Pension Benefits		Other Post-retirement Benefits
	2010	2009	2010	2009

Change in Benefit Obligation
Benefit obligation at beginning of year	$322	$314	$54	$52
Service cost	8	8	1	1
Interest cost	19	19	3	3
Plan participants' contributions	--	--	3	2
Actuarial (gain) loss	24	(3)	10	1
Benefits paid	(18)	(17)	(6)	(5)
Amendments	--	1	--	--
Benefit obligation at end of year	$355	$322	$65	$54
Change in Plan Assets
Fair value of plan assets at beginning of year	260	244	--	--
Actual return on plan assets	37	33	--	--
Employer contributions	6	--	--	--
Benefits paid	(18)	(17)	--	--
Fair value of plan assets at end of year	$285	$260	$--	$--

Funded Status and Recognized Liability	$(70)	$(62)	$(65)	$(54)

Amounts Recognized on the Consolidated Balance Sheets and in Accumulated Other Comprehensive Loss
Amounts recognized on the consolidated balance sheets and in accumulated other comprehensive loss at December 31, 2010 and 2009 were as follows (in millions):

	Pension Benefits		Other Post-retirement Benefits
	2010	2009	2010	2009

Non-current assets	$3	$3	$--	$--
Current liabilities	--	--	(4)	(3)
Non-current liabilities	(73)	(65)	(61)	(51)
Total	$(70)	$(62)	$(65)	$(54)

Net loss (net of taxes)	$70	$70	$6	$--
Unrecognized prior service cost (net of taxes)	3	3	--	--
Total	$73	$73	$6	$--

Accumulated Benefit Obligation in Excess of Plan Assets
The information for qualified pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2010 and 2009 is shown below (in millions):

	2010	2009

Projected benefit obligation	$349	$269
Accumulated benefit obligation	$319	$248
Fair value of plan assets	$275	$208

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Loss
Components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the defined benefit pension plans and the post-retirement health care and life insurance benefit plans during 2010, 2009, and 2008, are shown below (in millions):

	Pension Benefits			Other Post-retirement Benefits
	2010	2009	2008	2010	2009	2008
Components of Net Periodic
Benefit Cost/(Income)
Service cost	$8	$8	$8	$1	$1	$1
Interest cost	19	19	18	3	3	3
Expected return on plan assets	(21)	(20)	(32)	--	--	--
Amortization of net (gain) loss	8	12	--	--	--	(1)
Amortization of prior service cost	1	1	1	--	--	--
Recognition of loss due to settlement	--	--	1	--	--	--
Net periodic benefit cost/(income)	15	20	(4)	4	4	3

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax)
Net loss (gain)	5	(10)	90	6	1	1
Amortization of unrecognized (loss) gain	(5)	(7)	--	(2)	--	1
Prior service cost	--	1	1	--	--	--
Amortization of prior service cost	(1)	(1)	--	--	--	--
Total recognized in other comprehensive income	(1)	(17)	91	4	1	2
Total recognized in net periodic benefit cost and
other comprehensive income	$14	$3	$87	$8	$5	$5

Weighted Average Assumptions Used to Determine Benefit Information
The weighted average assumptions used to determine benefit information during 2010, 2009, and 2008, were as follows:

	Pension Benefits			Other Post-retirement Benefits
	2010	2009	2008	2010	2009	2008
Weighted Average Assumptions:
Discount rate	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Expected return on plan assets	8.25%	8.50%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Initial health care cost trend rate				10.00%	9.00%	9.00%
Ultimate rate				5.00%	5.00%	5.00%
Year ultimate rate is reached				2016	2014	201	3

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
If the assumed health care cost trend rate were increased or decreased by one percentage point, the accumulated post-retirement benefit obligation, as of December 31, 2010, 2009, and 2008 and the net periodic post-retirement benefit cost for 2010, 2009 and 2008, would have increased or decreased as follows (in millions):

	Other Post-retirement Benefits
	One Percentage Point
	Increase			Decrease
	2010	2009	2008	2010	2009	2008

Effect on total of service and interest cost components	$1	$--	$--	$--	$--	$--
Effect on post-retirement benefit obligation	$8	$5	$5	$(6)	$(4)	$(4)

Estimated Future Benefit Payments For the Next Ten Years
Estimated Benefit Payments:  The estimated future benefit payments for the next ten years are as follows (in millions):

	Pension	Non-qualified	Post-retirement
Year	Benefits	Plan Benefits	Benefits

2011	$19	$3	$4
2012	20	1	4
2013	20	2	4
2014	21	1	4
2015	21	2	5
2016-2020	122	11	24

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
Income Tax from Continuing Operations
The income tax expense on income from continuing operations for each of the three years in the period ended December 31, 2010 consisted of the following (in millions):

	2010	2009	2008
Current:
Federal	$43	$24	$53
State and foreign	6	2	4
Current	49	26	57
Deferred	(4)	(21)	(9)
Total continuing operations tax expense	$45	$5	$48

Income Tax Reconciliation
Income tax expense for 2010, 2009, and 2008 differs from amounts computed by applying the statutory federal rate to income from continuing operations before income taxes for the following reasons (in millions):

	2010	2009	2008

Computed federal income tax expense	$40	$4	$46
State income taxes	5	4	3
Tax effect of HS&TC consolidation	--	(2)	--
Other-net	--	(1)	(1)
Income tax expense	$45	$5	$48

Temporary Differences Affecting Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 of each year are as follows (in millions):

	2010	2009
Deferred tax assets:
Benefit plans	$77	$70
Insurance reserves	10	10
Capitalized development costs	14	3
Other	6	9
Total deferred tax assets	107	92

Deferred tax liabilities:
Basis differences for property and equipment	287	287
Tax-deferred gains on real estate transactions	216	197
Capital Construction Fund	3	3
Joint ventures and other investments	7	5
Other	17	22
Total deferred tax liabilities	530	514

Net deferred tax liability	$423	$422

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

Balance at January 1, 2008	$10
Additions for tax positions of prior years	--
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(3)
Balance at December 31, 2008	6
Additions for tax positions of prior years	--
Additions for tax positions of current year	3
Reductions for tax positions of prior years	--
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2009	8
Additions for tax positions of prior years	--
Additions for tax positions of current year	2
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2010	$8

SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2010
SHARE-BASED AWARDS [Abstract]
Valuation Assumptions
The weighted average grant-date fair values of the options granted during 2010, 2009, and 2008 were $6.59,  $2.79, and $7.88, respectively, per option, using the range of assumptions provided in the table below:

	2010	2009	2008

Expected volatility	28.8%	24.8%	19.5%-19.8%
Expected term (in years)	5.8	5.8	5.8
Risk-free interest rate	2.7%	1.9%	3.1%-3.5%
Dividend yield	3.8%	5.4%	2.6%

Stock Option Activity
The following table summarizes 2010 stock option activity for the Company's plans (in thousands, except exercise price amounts):

					Weighted	Weighted
		1998	1998		Average	Average	Aggregate
	2007	Employee	Director	Total	Exercise	Contractual	Intrinsic
	Plan	Plan	Plan	Shares	Price	Life	Value

Outstanding January 1, 2010	958	1,291	196	2,445	$36.80
Granted	425	--	--	425	$33.01
Exercised	(20)	(225)	(6)	(251)	$26.75
Forfeited and expired	(31)	(11)	--	(42)	$40.38
Outstanding December 31, 2010	1,332	1,055	190	2,577	$37.10	5.5	$15,839

Vested or expected to vest	1,319	1,055	190	2,564	$37.10	5.5	$15,681
Exercisable December 31, 2010	453	1,055	190	1,698	$39.91	4.4	$7,542

Non-Vested Common Stock and Restricted Stock Unit Activity
The following table summarizes 2010 non-vested common stock and restricted stock unit activity (in thousands, except weighted-average, grant-date fair value amounts):

			Predecessor
	2007		Plans
	Plan	Weighted	Non-Vested	Weighted
	Restricted	Average	Common	Average
	Stock	Grant-Date	Stock	Grant-Date
	Units	Fair Value	Shares	Fair Value
January 1, 2010	427	$27.06	15	$48.19
Granted	187	$33.51	--	--
Vested	(93)	$32.28	(15)	$48.19
Forfeited	(191)	$23.76	--	--
Outstanding December 31, 2010	330	$31.15	--	--

Summary of Compensation Cost and Other Measures Related to Share-Based Payments
A summary of the compensation cost and other measures related to share-based payments is as follows (in millions):

	2010	2009	2008
Share-based expense (net of estimated forfeitures):
Stock options	$2	$4	$3
Non-vested stock & restricted stock units	6	5	8
Total share-based expense	8	9	11
Total recognized tax benefit	(3)	(3)	(3)
Share-based expense (net of tax)	$5	$6	$8

Cash received upon option exercise	$7	$--	$2
Intrinsic value of options exercised	$2	$--	$1
Tax benefit realized upon option exercise	$1	$--	$1
Fair value of stock vested	$4	$3	$13

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Financial Arrangements
Commitments and financial arrangements, excluding capital lease commitments that are described in Note 8, included the following as of December 31, 2010 (in millions):

Standby letters of credit	(a)	$19
Bonds	(b)	$31
Benefit plan withdrawal obligations	(c)	$99

These amounts are not recorded on the Company's consolidated balance sheet and it is not expected that the Company or its subsidiaries will be called upon to advance funds under these commitments.

(a)
Consists of standby letters of credit, issued by the Company's lenders under the Company's revolving credit facilities. Approximately $8 million of the letters of credit are required to allow the Company to qualify as a self-insurer for state and federal workers' compensation liabilities. The balance includes approximately $11 million related to the Company's real estate business. In the event the letters of credit are drawn upon, the Company would be obligated to reimburse the issuer of the letter of credit. None of the letters of credit has been drawn upon to date, and the Company believes it is unlikely that any of these letters of credit will be drawn upon.

(b)
Consists of approximately $17 million of construction bonds related to real estate projects in Hawaii, approximately $13 million in U.S. customs bonds, and approximately $1 million related to transportation and other matters. In the event the bonds are drawn upon, the Company would be obligated to reimburse the surety that issued the bond. None of the bonds has been drawn upon to date, and the Company believes it is unlikely that any of these bonds will be drawn upon.

(c)
Represents the withdrawal liabilities for multiemployer pension plans, in which Matson is a participant. The withdrawal liability aggregated approximately $99 million as of the most recent valuation date. Management has no present intention of withdrawing from and does not anticipate termination of any of the aforementioned plans.

INDUSTRY SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2010
INDUSTRY SEGMENTS [Abstract]
Segment Information
Industry segment information for 2010, 2009, and 2008 is summarized below (in millions):

For the Year	2010	2009	2008
Revenue:
Transportation:
Ocean transportation	$1,045.0	$888.6	$1,023.7
Logistics services	355.6	320.9	436.0
Less amounts reported in discontinued operations1	(28.5)	--	--
Real Estate:
Leasing	94.4	103.2	107.8
Sales	136.1	125.6	350.2
Less amounts reported in discontinued operations1	(126.7)	(136.6)	(164.6)
Agribusiness5	163.9	107.0	124.3
Reconciling Items 2	(26.3)	(16.3)	(10.7)
Total revenue	$1,613.5	$1,392.4	$1,866.7
Operating Profit:
Transportation:
Ocean transportation3	$99.4	$58.3	$105.8
Logistics services	7.2	6.7	18.5
Less amounts reported in discontinued operations1	19.3	--	--
Real Estate:
Leasing	35.3	43.2	47.8
Sales3	50.1	39.1	95.6
Less amounts reported in discontinued operations1	(54.5)	(59.2)	(77.1)
Agribusiness5	6.1	(27.8)	(12.9)
Total operating profit	162.9	60.3	177.7
Interest expense, net4	(25.5)	(25.9)	(23.7)
General corporate expenses	(23.3)	(21.8)	(21.0)
Income from continuing operations before income taxes	114.1	12.6	133.0
Income taxes	44.7	5.0	48.2
Income from continuing operations	69.4	7.6	84.8
Discontinued operations	22.7	36.6	47.6
Net income	$92.1	$44.2	$132.4

1	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.

2	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.

3
The Ocean Transportation segment includes approximately $12.8 million, $6.2 million, and $5.2 million of equity in earnings from its investment in SSAT for 2010, 2009, and 2008, respectively. Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $19.3 million in 2010. The Real Estate Sales segment includes approximately $2.0 million and $9.0 million in equity in earnings from its various real estate joint ventures for 2010 and 2008, respectively. Equity in earnings from joint ventures in 2009 was negligible.

4	Includes Ocean Transportation interest expense of $8.2 million for 2010, $9.0 million for 2009, and $11.6 million for 2008. Substantially all other interest expense was at the parent company.

5	Includes a $4.9 million gain in 2010 related to a crop disaster relief payment for drought experienced in prior years and a $5.4 million gain recorded upon consolidation of HS&TC in 2009.

As of December 31:	2010	2009	2008
Identifiable Assets:
Ocean transportation6	$1,095.5	$1,095.2	$1,153.9
Logistics services	73.8	72.4	74.2
Real estate leasing	739.4	627.4	590.2
Real estate sales6	420.8	415.6	344.6
Agribusiness	150.3	156.8	172.2
Other	14.8	12.2	15.1
Total assets	$2,494.6	$2,379.6	$2,350.2
Capital Expenditures:
Ocean transportation	$69.4	$12.7	$35.5
Logistics services7	1.8	0.6	2.4
Real estate leasing8	164.7	108.8	100.2
Real estate sales9	0.1	0.1	0.6
Agribusiness	6.8	3.4	15.2
Other	0.3	0.3	0.8
Total capital expenditures	$243.1	$125.9	$154.7
Depreciation and Amortization:
Ocean transportation	$69.0	$67.1	$66.1
Logistics services	3.2	3.5	2.3
Real estate leasing1	20.0	17.5	13.4
Real estate sales	0.2	0.3	0.2
Agribusiness	12.7	11.9	11.5
Other	2.2	5.1	7.2
Total depreciation and amortization	$107.3	$105.4	$100.7

6
The Ocean Transportation segment includes approximately $52.9 million, $47.2 million, and $44.6 million related to its investment in SSAT as of December 31, 2010, 2009, and 2008, respectively. The Real Estate Sales segment includes approximately $274.8 million, $193.3 million, and $162.1 million related to its investment in various real estate joint ventures as of December 31, 2010, 2009, and 2008, respectively.

7
Excludes expenditures related to Matson Integrated Logistics' acquisitions, which are classified as acquisition of businesses in Cash Flows from Investing Activities within the Consolidated Statements of Cash Flows.

8	Represents gross capital additions to the leasing portfolio, including gross tax-deferred property purchases that are reflected as non-cash transactions in the Consolidated Statements of Cash Flows.

9
Excludes expenditures for real estate developments held for sale which are classified as Cash Flows from Operating Activities within the Consolidated Statements of Cash Flows. Operating cash flows for expenditures related to real estate developments were $22 million, $6 million, and $39 million for 2010, 2009, and 2008, respectively.

QUARTERLY INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
QUARTERLY INFORMATION (Unaudited) [Abstract]
Segment Results by Quarter
Segment results by quarter for 2010 are listed below (in millions, except per-share amounts):

	2010
	Q1	Q2	Q3	Q4
Revenue:
Transportation:
Ocean transportation	$229.5	$257.2	$267.5	$290.8
Logistics services	77.1	88.6	92.4	97.5
Less amounts reported in discontinued operations 1	--	--	(5.7)	(22.8)
Real Estate:
Leasing	23.6	23.2	24.4	23.2
Sales	60.3	22.0	4.3	49.5
Less amounts reported in discontinued operations 1	(58.4)	(20.7)	(3.3)	(44.3)
Agribusiness2	14.2	29.8	60.4	59.5
Reconciling Items 3	(4.2)	(3.6)	(2.7)	(15.8)
Total revenue	$342.1	$396.5	$437.3	$437.6
Operating Profit (Loss):
Transportation:
Ocean transportation4	$10.4	$37.0	$40.4	$11.6
Logistics services	1.9	1.5	1.8	2.0
Less amounts reported in discontinued operations 1	--	--	2.1	17.2
Real Estate:
Leasing	9.1	8.5	9.3	8.4
Sales	21.4	8.0	2.9	17.8
Less amounts reported in discontinued operations1	(22.8)	(10.6)	(2.1)	(19.0)
Agribusiness2	(1.1)	1.8	0.8	4.6
Total operating profit	18.9	46.2	55.2	42.6
Interest Expense	(6.5)	(6.5)	(6.3)	(6.2)
General Corporate Expenses	(6.6)	(4.5)	(7.7)	(4.5)
Income From Continuing Operations before Income Taxes	5.8	35.2	41.2	31.9
Income taxes	3.0	13.1	15.5	13.1
Income From Continuing Operations	2.8	22.1	25.7	18.8
Discontinued Operations1	14.5	6.8	--	1.4
Net Income	$17.3	$28.9	$25.7	$20.2

Earnings Per Share:
Basic	$0.42	$0.70	$0.62	$0.49
Diluted	$0.42	$0.70	$0.62	$0.48

1	See Note 2 for discussion of discontinued operations.
2	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
3	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
4
Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $2.1 million and $17.2 million in the third and fourth quarter of 2010, respectively.

Segment results by quarter for 2009 are listed below (in millions, except per-share amounts):

	2009
	Q1	Q2	Q3	Q4
Revenue:
Transportation:
Ocean transportation	$201.1	$218.5	$234.2	$234.8
Logistics services	76.2	80.3	82.3	82.1
Real Estate:
Leasing	27.2	25.9	25.2	24.9
Sales	25.2	21.3	14.9	64.2
Less amounts reported in discontinued operations 1	(33.0)	(23.9)	(16.5)	(63.2)
Agribusiness 2	17.7	29.2	32.5	27.6
Reconciling Items 3	(2.3)	(2.8)	(3.0)	(8.2)
Total revenue	$312.1	$348.5	$369.6	$362.2
Operating Profit (Loss):
Transportation:
Ocean transportation	$(0.5)	$21.1	$24.2	$13.5
Logistics services	1.5	1.8	2.2	1.2
Real Estate:
Leasing	12.0	11.0	10.2	10.0
Sales	5.6	9.6	3.5	20.4
Less amounts reported in discontinued operations1	(13.3)	(13.7)	(7.3)	(24.9)
Agribusiness	(1.9)	(11.3)	(13.8)	(0.8)
Total operating profit	3.4	18.5	19.0	19.4
Interest Expense	(5.6)	(6.9)	(6.7)	(6.7)
General Corporate Expenses	(6.1)	(4.5)	(4.9)	(6.3)
Income From Continuing Operations before Income Taxes	(8.3)	7.1	7.4	6.4
Income taxes (benefit)	(3.1)	3.0	3.4	1.7
Income From Continuing Operations	(5.2)	4.1	4.0	4.7
Discontinued Operations1	8.2	8.5	4.5	15.4
Net Income	$3.0	$12.6	$8.5	$20.1

Earnings Per Share:
Basic	$0.07	$0.31	$0.21	$0.49
Diluted	$0.07	$0.31	$0.21	$0.49

1	See Note 2 for discussion of discontinued operations.
2	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.
3	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.

PARENT COMPANY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
PARENT COMPANY CONDENSED FINANCIAL INFORMATION [Abstract]
Parent Company's Condensed Balance Sheets
The following table presents the Parent Company's condensed balance sheets as of December 31, 2010 and 2009 (in millions):

	2010	2009
ASSETS
Current Assets:
Cash and cash equivalents	$-	$1
Accounts and other receivables, net	5	12
Inventories	16	15
Real estate held for sale	3	7
Prepaid expenses and other	6	6
Total current assets	30	41
Investments:
Subsidiaries consolidated, at equity	1,299	1,210
Property, at Cost	501	455
Less accumulated depreciation and amortization	225	226
Property -- net	276	229
Other Assets	17	32
Total	$1,622	$1,512

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current portion of long-term debt	$108	$40
Accounts payable	8	10
Income taxes payable	2	24
Non-qualified benefit plans	1	17
Other	17	15
Total current liabilities	136	106
Long-term Debt	230	239
Employee Benefit Plans	27	22
Non-qualified Benefit Plans	10	8
Other Long-term Liabilities	11	4
Deferred Income Taxes	50	42
Due to Subsidiaries	22	6
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$1,622	$1,512

Parent Company's Condensed Statements of Income
The following table presents the Parent Company's condensed statements of income for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Revenue:
Agribusiness	$117	$73	$91
Real estate leasing	16	13	10
Real estate sales	2	8	6
Interest and other	6	2	3
Total revenue	141	96	110

Costs and Expenses:
Cost of agribusiness goods and services	114	109	110
Cost of real estate sales and leasing	11	9	8
Selling, general and administrative	24	21	21
Interest and other	16	16	14
Income tax benefit	(13)	(22)	(18)
Total costs and expenses	153	133	135

Loss from Continuing Operations	(12)	(37)	(25)

Discontinued Operations, net of income taxes	24	11	21

Income (Loss) Before Equity in Income of Subsidiaries Consolidated	12	(26)	(4)

Equity in Income from Continuing Operations of Subsidiaries Consolidated	81	44	109

Equity in Income (Loss) from Discontinued Operations of Subsidiaries Consolidated	(1)	26	27

Net Income	92	44	132

Other Comprehensive Income (Loss), net of income taxes	(1)	15	(91)

Comprehensive Income	$91	$59	$41

Parent Company's Condensed Statements of Cash Flows
The following table presents the Parent Company's condensed statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Cash Flows from Operations (including dividends received from subsidiaries)	$37	$90	$144

Cash Flows from Investing Activities:
Capital expenditures	(14)	(6)	(16)
Purchase of investments	(67)	(96)	(12)
Proceeds from disposal of property and sale of investments	36	28	9
Net cash used in investing activities	(45)	(74)	(19)

Cash Flows from Financing Activities:
Change in intercompany payables/receivables	--	(13)	(4)
Proceeds from (repayments of) long-term debt, net	52	51	(16)
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	--	--	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	7	(15)	(128)

Cash and Cash Equivalents:
Net increase (decrease) for the year	(1)	1	(3)
Balance, beginning of year	1	--	3
Balance, end of year	$--	$1	$--

Other Cash Flow Information:
Interest paid	$(15)	$(13)	$(13)
Income taxes paid, net of refunds	$(46)	$(38)	$(63)

Other Non-cash Information:
Depreciation expense	$16	$17	$15
Tax-deferred property sales	$65	$29	$60
Tax-deferred property purchases	$(78)	$(40)	$(5)

Parent Company's Long-Term Debt
Long-term Debt:  At December 31, 2010 and 2009, long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans ( 0.57% for 2010 and 0.76% for 2009)	$93	$24
Term Loans:
6.90%, payable through 2020	100	100
5.53%, payable through 2016	50	50
5.55%, payable through 2017	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	2	2
5.50%, payable through 2014	6	--
7.42%, payable through 2010	--	3
Total	338	279
Less current portion	(108)	(40)
Long-term debt	$230	$239

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended									12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 26, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 26, 2011 Time-Based Restricted Stock Units [Member]	Jan. 26, 2011 Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2010 Customer lists [Member]	Dec. 31, 2009 Customer lists [Member]	Dec. 31, 2010 In-place leases [Member]	Dec. 31, 2009 In-place leases [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Dec. 31, 2010 Vessels [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2010 Water, power and sewer systems [Member]	Dec. 31, 2010 Machinery and equipment [Member]	Dec. 31, 2010 Other property improvements [Member]	Dec. 31, 2010 Carrying amount [Member]	Dec. 31, 2009 Carrying amount [Member]	Dec. 31, 2010 Fair value [Member]	Dec. 31, 2009 Fair value [Member]	Dec. 31, 2010 Transportation Industry [Member]	Dec. 31, 2009 Transportation Industry [Member]	Dec. 31, 2010 Transportation Industry [Member] SSA Terminals, LLC [Member]	Dec. 31, 2010 Real Estate Industry [Member]	Dec. 31, 2010 Agribusiness Industry [Member]
Description of business [Abstract]
Number of operating segments	5																									2			2	1
Number of industries	3
Equity method investment, ownership percentage (in hundredths)																												35.00%
Assets held for sale	$ 15
Fiscal year [Abstract]
Number of weeks in fiscal year																										53	52
Cash and cash equivalents [Abstract]
Outstanding checks in excess of funds on deposit	14	22
Fair value of financial instruments [Abstract]
Fair value of long-term debt																						414	471	438	475
Allowance for doubtful accounts [Roll Forward]
Balance at Beginning of year	10	8	12
Expense	0	3	1
Write-offs and Other	(2)	(1)	(5)
Balance at End of Year	8	10	8
Inventories [Abstract]
Sugar and coffee inventories	16	28
Materials and supplies inventories	19	15
Total	35	43
Dry-docking [Abstract]
Range of scheduled dry-dock intervals (in years)	from two to five years
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)																	10	10	5	2	3
Estimated useful life, maximum (in years)																	40	40	50	35	35
Capitalized interest [Abstract]
Total interest cost incurred	26	26	25
Impairment of investments [Abstract]
Impairment loss on joint venture investment	1.9
Changes in carrying amount of goodwill [Roll Forward]
Beginning Balance	27	26
Additions	0	1
Ending Balance	27	27	26
Amortized intangible assets [Abstract]
Gross Carrying Amount	38	31									12	12	15	11	11	8
Accumulated Amortization	(17)	(12)									(5)	(4)	(7)	(4)	(5)	(4)
Aggregate intangible asset amortization	5	4	3
Estimated amortization expenses [Abstract]
2011	5
2012	3
2013	3
2014	2
2015	2
1031 exchange proceeds [Abstract]
Section 1031 exchange proceeds	1	61
Basic and diluted earnings per share (EPS) of common stock [Abstract]
Securities excluded from the computation of weighted average dilutive shares outstanding (in shares)								1,600,000	1,800,000	1,100,000
Denominator used to compute basic and diluted earnings per share [Abstract]
Denominator for basic EPS: weighted average shares outstanding (in shares)	41,200,000	41,000,000	41,200,000
Effect of dilutive securities:
Outstanding stock options and non-vested stock units (in shares)	300,000	100,000	300,000
Denominator for diluted EPS: weighted average shares outstanding (in shares)	41,500,000	41,100,000	41,500,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				285,569	425,000
Stock options granted, weighted average exercise price (in dollars per share)				$ 40.63	$ 33.01
Equity instruments other than options granted (in units)						62,697	83,594
Vesting period (in years)						3Y	3Y
Performance period (in years)							1Y
Restricted net assets of subsidiaries [Abstract]
Amount of restricted net assets	292
Unrealized components of benefit plans [Abstract]
Pension plans	(73)	(73)	(90)
Postretirement plans	(4)	0	1
Non-qualified benefit plans	(4)	(6)	(5)
SSAT pension plan and other	(1)	(2)	(2)
Accumulated other comprehensive loss	$ (82)	$ (81)	$ (96)

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
DISCONTINUED OPERATIONS [Abstract]
Description of disposal group													During 2011, the sales of Arbor Park Shopping Center, a retail property in Texas, Wakea Business Center II, a commercial facility on Maui, and a leased Maui property have been classified as discontinued operations	During 2010, the sales of a retail center on Oahu, a three-building industrial park in Ontario, California, an industrial warehouse property in Kent, Washington, a retail center on Maui, and various leased-fee parcels have been classified as discontinued operations. Additionally, a retail property on Maui that was held for sale at year-end was classified as discontinued operations.	During 2009, the sales of an office/retail property on Oahu, a retail shopping center in California, an office building in Arizona, an industrial property on Oahu, an industrial property in California, and various parcels on Maui have been classified as discontinued operations. Additionally, a retail property on Oahu was classified as discontinued operations the Company sold the property in January 2010.	During 2008, the sales of two retail properties on the mainland, one mainland office property, a multi-tenant residential rental property, three commercial properties on Maui, land previously leased to a telecommunications tenant on Maui, several commercial leased fee parcels on Maui, and various land parcels on Maui have been classified as discontinued operations.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income Tax Expense														$ 13	$ 22	$ 29
Income from Discontinued Operations	1.4	[1]	0	[1]	6.8	[1]	14.5	[1]	15.4	4.5	8.5	8.2		23	37	48
Basic Earnings Per Share (in dollars per share)														$ 0.55	$ 0.89	$ 1.16
Diluted Earnings Per Share (in dollars per share)														$ 0.55	$ 0.89	$ 1.15
Sales Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue														117	110	125
Operating Profit (Loss)														49	44	55
Leasing Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue														10	27	39
Operating Profit (Loss)														6	15	22
CLX2 Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue														28	0	0
Operating Profit (Loss)														$ (19)	$ 0	$ 0

[1]	See Note 2 for discussion of discontinued operations.

ACQUISITIONS AND RELATED-PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 01, 2009
ACQUISITIONS AND RELATED-PARTY TRANSACTIONS [Abstract]
Gain on consolidation of HS&TC		$ 0	$ 5	$ 0
Recognized identifiable assets and liabilities [Abstract]
Cash					11
Fixed assets					6
Inventory					8
Prepaid and other assets					2
Accrued and other liabilities					22
Revenue from raw sugar and molasses sold to HS&TC	$ 38			$ 45

INVESTMENTS IN AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
INVESTMENTS IN AFFILIATES [Abstract]
Undistributed earnings of investments in affiliates	$ 38
Dividends and distributions from unconsolidated affiliates	8		8		30
Investment in Unconsolidated Affiliated Companies:
Total Investments	329		242
Summary of financial information by industry [Abstract]
Equity in earnings of unconsolidated affiliate	2		0		9
Real Estate and Other [Member]
Investment in Unconsolidated Affiliated Companies:
Total Investments	276		195
Real Estate Industry [Member]
Summary of financial information by industry [Abstract]
Current assets	42		48
Noncurrent assets	623		554
Total assets	665		602
Current liabilities	15		97
Noncurrent liabilities	164		111
Total liabilities	179		208
Operating revenue	30		14		73
Operating costs and expenses	23		9		47
Operating income	7		5		26
Income from continuing operations	7	[1]	1	[1]	22	[1]
Net income	7		1		22
Real Estate Industry [Member] | Joint Venture with DMB Communities II [Member]
Summary of financial information by industry [Abstract]
Description of principal activities	development of Kukui`ula, a 1,000-acre master planned resort residential community located in Poipu, Kauai, planned for approximately 1,000 to 1,200 high-end residential units
Capital and value of land contributed	225
Transportation Industry [Member]
Investment in Unconsolidated Affiliated Companies:
Total Investments	53		47
Summary of financial information by industry [Abstract]
Current assets	88		60
Noncurrent assets	111		118
Total assets	199		178
Current liabilities	39		29
Noncurrent liabilities	22		26
Total liabilities	61		55
Operating revenue	568		476		505
Operating costs and expenses	548		470		502
Operating income	20		6		3
Income from continuing operations	36	[1]	20	[1]	13	[1]
Net income	36		20		13
Transportation Industry [Member] | SSA Terminals, LLC [Member]
Summary of financial information by industry [Abstract]
Description of principal activities	provides stevedoring and terminal services at five terminals in three West Coast ports to the Company and other shipping lines
Membership interest (in hundredths)	35.00%
Cost of ocean transportation services from transactions with unconsolidated affiliate	157		135		145
Equity in earnings of unconsolidated affiliate	$ 13		$ 6		$ 5

[1]	Includes earnings from equity method investments held by the investee.

PROPERTY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property - gross	$ 2,901	$ 2,715
Less accumulated depreciation and amortization	(1,250)	(1,179)
Property - net	1,651	1,536
Vessels [Member]
Property, Plant and Equipment [Line Items]
Property - gross	1,220	1,216
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property - gross	661	609
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property - gross	557	507
Land [Member]
Property, Plant and Equipment [Line Items]
Property - gross	236	165
Water, power and sewer systems [Member]
Property, Plant and Equipment [Line Items]
Property - gross	119	119
Other property improvements [Member]
Property, Plant and Equipment [Line Items]
Property - gross	$ 108	$ 99

CAPITAL CONSTRUCTION FUND (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CAPITAL CONSTRUCTION FUND [Abstract]
Maximum time period to commit fund deposits for qualified purposes (in years)	25Y
Period over which deposits will be treated as non-qualified withdrawals (in years)	5Y
Accrued withdrawal from the Capital Construction Fund	$ 4.4	$ 4.4
Accrued deposits to Capital Construction Fund	4.4	4.4
Net balance in the consolidated balance sheets	$ 0	$ 0

NOTES PAYABLE AND LONG-TERM DEBT, Debt Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Total debt	$ 522	$ 471
Less current portion	(136)	(65)
Long term debt	386	406
Long-term Debt Maturities [Abstract]
Due in 2011	136
Due in 2012	40
Due in 2013	45
Due in 2014	54
Due in 2015	45
Due after 2015	202
Revolving Credit Loans [Member]
Debt Instrument [Line Items]
Total debt	108	34
Effective interest rate (in hundredths)	0.64%	0.68%
Title XI Bond 5.27% [Member]
Debt Instrument [Line Items]
Total debt	42	44
Stated interest rate (in hundredths)	5.27%	5.27%
Maturity date	2029	2029
Title XI Bond 5.34% [Member]
Debt Instrument [Line Items]
Total debt	40	42
Stated interest rate (in hundredths)	5.34%	5.34%
Maturity date	2028	2028
Term Loan 6.90% [Member]
Debt Instrument [Line Items]
Total debt	100	100
Stated interest rate (in hundredths)	6.90%	6.90%
Maturity date	2020	2020
Term Loan 4.79% [Member]
Debt Instrument [Line Items]
Total debt	66	73
Stated interest rate (in hundredths)	4.79%	4.79%
Maturity date	2020	2020
Term Loan 5.55% [Member]
Debt Instrument [Line Items]
Total debt	50	50
Stated interest rate (in hundredths)	5.55%	5.55%
Maturity date	2017	2017
Term Loan 5.53% [Member]
Debt Instrument [Line Items]
Total debt	50	50
Stated interest rate (in hundredths)	5.53%	5.53%
Maturity date	2016	2016
Term Loan 5.56% [Member]
Debt Instrument [Line Items]
Total debt	25	25
Stated interest rate (in hundredths)	5.56%	5.56%
Maturity date	2016	2016
Term Loan 4.10% [Member]
Debt Instrument [Line Items]
Total debt	12	25
Stated interest rate (in hundredths)	4.10%	4.10%
Maturity date	2012	2012
Term Loan 6.20% [Member]
Debt Instrument [Line Items]
Total debt	11	11
Stated interest rate (in hundredths)	6.20%	6.20%
Maturity date	October 2013	October 2013
Term Loan 6.38% [Member]
Debt Instrument [Line Items]
Total debt	8	8
Stated interest rate (in hundredths)	6.38%	6.38%
Maturity date	August 2017	August 2017
Term Loan 5.50% [Member]
Debt Instrument [Line Items]
Total debt	6	0
Stated interest rate (in hundredths)	5.50%
Maturity date	November 2014
Term Loan 5.88% [Member]
Debt Instrument [Line Items]
Total debt	3	3
Stated interest rate (in hundredths)	5.88%	5.88%
Maturity date	April 2014	April 2014
Term Loan 0.00% [Member]
Debt Instrument [Line Items]
Total debt	1	0
Stated interest rate (in hundredths)	0.00%
Maturity date	2012
Term Loan 7.42% [Member]
Debt Instrument [Line Items]
Total debt	0	3
Stated interest rate (in hundredths)		7.42%
Maturity date		2010
Term Loan 4.31% [Member]
Debt Instrument [Line Items]
Total debt	$ 0	$ 3
Stated interest rate (in hundredths)		4.31%
Maturity date		2010

NOTES PAYABLE AND LONG-TERM DEBT, Revolving Credit Facilities and Secured Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2008 A&B Properties, Inc. [Member] Secured Debt [Member]	Dec. 31, 2010 Revolving Credit Loans [Member]	Dec. 31, 2010 Revolving Credit Loans [Member] A&B (Parent Company) [Member]	Dec. 28, 2012 Revolving Credit Loans [Member] Matson [Member]	Dec. 31, 2010 Revolving Credit Loans [Member] Matson [Member]	Aug. 31, 2004 Title XI Bond 5.27% [Member] Matson [Member]	Sep. 30, 2003 Title XI Bond 5.34% [Member] Matson [Member]	Dec. 31, 2010 Term Loan 4.79% [Member] Matson [Member]	Dec. 31, 2010 Note Agreement with The Prudential Insurance Company of America and Pruco Life Insurance [Member] Matson [Member]	Jun. 30, 2005 Term Loan 6.20% [Member] A&B (Parent Company) [Member]	Jun. 30, 2005 Term Loan 6.20% [Member] A&B Properties, Inc. [Member]	Oct. 31, 2010 Term Loan 5.50% [Member]	Oct. 31, 2010 Term Loan 5.50% [Member] A&B (Parent Company) [Member]	Dec. 31, 2010 Term Loan 4.31% [Member] Matson [Member]	Dec. 31, 2010 Secured Reducing Revolving Credit Agreement [Member] Matson [Member]	Dec. 31, 2010 Prudential facility [Member]	Dec. 31, 2010 Prudential facility [Member] A&B (Parent Company) [Member]
Revolving credit and term facilities [Abstract]
Number of revolving senior credit facilities			2
Number of commercial banks			6	6
Term of facility (in years)																	3Y	3Y
Maximum borrowing capacity			$ 325	$ 225		$ 100										$ 105	$ 400	$ 400
Expiration date of facility				December 2011		December 28, 2012										June 2015	April 19, 2012	April 19, 2012
Number of annual commitment reductions																8
Amount of annual commitment reduction																10.5
Interest rate description			London Interbank Offered Rate 'LIBOR' plus a spread ranging from 0.225 percent to 0.475 percent	London Interbank Offered Rate (LIBOR) plus a spread ranging from 0.225 percent to 0.475 percent	1.25 percent to 2.00 percent plus LIBOR based on Matson's current credit rating											0.270 percent over LIBOR	borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing	borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing
Covenant terms			maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of debt to earnings before interest, depreciation, amortization and taxes	maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of total debt to earnings before interest, depreciation, amortization, and taxes												maintenance of minimum net worth levels, minimum working capital levels, and maximum ratio of long-term debt to net worth	restrictive covenants that are substantially the same as the covenants contained in the revolving senior credit facilities
Outstanding letters of credit			19	11
Total remaining capacity available for borrowing	358		198	122												63	97	97
Debt instruments, additional disclosures [Abstract]
Face amount							55	55	105	120					15
Term (in years)							25Y	25Y	15Y
Collateral							MV Maunawili	MV Manukai	MV Manulani						MV Manulani
Periodic payments							1.1	1.1
Frequency of periodic payments							semiannual	semiannual
Extinguishment of debt															15
Debt assumed		13									11	11.4	6	6
Fair value of debt assumed		$ 11
Number of notes assumed		2

LEASES-THE COMPANY AS LESSEE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leased Assets [Line Items]
Expiration date of existing leasing arrangements	2036
Rental expense under operating leases	$ 45	$ 30	$ 31
Future minimum lease payments under con-cancelable operating leases [Abstract]
2011	29
2012	25
2013	17
2014	14
2015	10
Thereafter	23
Total minimum lease payments	118
Terminal Facilities in Honolulu [Member]
Operating Leased Assets [Line Items]
Rental expense under operating leases	$ 21	$ 16	$ 16

LEASES-THE COMPANY AS LESSOR (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total rental income under operating leases [Abstract]
Minimum rentals	$ 70	$ 78	$ 82
Contingent rentals (based on sales volume)	2	3	4
Total	72	81	86
Future minimum rental income on non-cancelable leases [Abstract]
2011	66
2012	58
2013	47
2014	37
2015	27
Thereafter	97
Total	332
Real Estate [Member] | Property Subject to Operating Lease [Member]
Leased property [Abstract]
Leased property - gross	820	694
Less accumulated depreciation	(103)	(101)
Property under operating leases - net	$ 717	$ 593

EMPLOYEE BENEFIT PLANS, Plan Asset Allocations (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Target allocation [Abstract]
Domestic equity securities (in hundredths)	60.00%	60.00%
International equity securities (in hundredths)	10.00%	10.00%
Debt securities (in hundredths)	15.00%	15.00%
Real estate (in hundredths)	15.00%	15.00%
Other and cash (in hundredths)	0.00%	0.00%
Total (in hundredths)	100.00%	100.00%
Weighted-average allocations [Abstract]
Domestic equity securities (in hundredths)	62.00%	61.00%
International equity securities (in hundredths)	11.00%	11.00%
Debt securities (in hundredths)	16.00%	15.00%
Real estate (in hundredths)	4.00%	8.00%
Other and cash (in hundredths)	7.00%	5.00%
Total (in hundredths)	100.00%	100.00%
Basis used to determine long-term rate of return assumption [Abstract]
One-year pension returns (losses) (in hundredths)	15.30%
Three-year pension returns (losses) (in hundredths)	(3.50%)
Five-year pension returns (losses) (in hundredths)	3.50%
Long-term average return since plan inception (in hundredths)	8.60%
Long-term rate of return assumption (in hundredths)	8.25%	8.50%	8.50%

EMPLOYEE BENEFIT PLANS, Fair Value of Pension Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 285		$ 260		$ 244
Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		7
Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136		121
Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40		36
Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31		30
Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		1
Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		2
Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		8
Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33		28
Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		23
Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[1]	3	[1]
Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		1
Quoted Prices in Active Markets (Level 1) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	224		194
Quoted Prices in Active Markets (Level 1) [Member] | Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		7
Quoted Prices in Active Markets (Level 1) [Member] | Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136		121
Quoted Prices in Active Markets (Level 1) [Member] | Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40		36
Quoted Prices in Active Markets (Level 1) [Member] | Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31		30
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Quoted Prices in Active Markets (Level 1) [Member] | Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45		39
Significant Observable Inputs (Level 2) [Member] | Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		1
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		2
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		8
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33		28
Significant Observable Inputs (Level 2) [Member] | Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Significant Observable Inputs (Level 2) [Member] | Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16		27		43
Significant Unobservable Inputs (Level 3) [Member] | Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		23		38
Significant Unobservable Inputs (Level 3) [Member] | Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[1]	3	[1]	4
Significant Unobservable Inputs (Level 3) [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1
Significant Unobservable Inputs (Level 3) [Member] | Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1		$ 1		$ 1

[1]	This category represents private equity funds that invest principally in U.S. technology companies.

EMPLOYEE BENEFIT PLANS, Reconciliation of Plan Assets Using Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2008 Pension Benefits [Member]	Dec. 31, 2010 Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2009 Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2010 Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2009 Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2010 Insurance contracts [Member] Pension Benefits [Member]	Dec. 31, 2009 Insurance contracts [Member] Pension Benefits [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Pension Benefits [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Pension Benefits [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Real estate partnerships interests [Member] Pension Benefits [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Private equity partnership interests [Member] Pension Benefits [Member]		Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Insurance contracts [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Insurance contracts [Member] Pension Benefits [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Insurance contracts [Member] Pension Benefits [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 285	$ 260	$ 244	$ 13	$ 23	$ 2	[1]	$ 3	[1]	$ 1	$ 1	$ 27	$ 43	$ 23	$ 38	$ 3	[1]	$ 4		$ 1	$ 1	$ 1
Actual return on plan assets:
Assets held at the reporting date												3	(14)	3	(13)	(1)		(1)			0	0
Assets sold during the period												(1)	0	(1)	0	0		0			0	0
Purchases, sales and settlements												(13)	(2)	(12)	(2)	0		0			0	0
Fair value of plan assets at end of year	$ 285	$ 260	$ 244	$ 13	$ 23	$ 2	[1]	$ 3	[1]	$ 1	$ 1	$ 16	$ 27	$ 13	$ 23	$ 2	[1]	$ 3	[1]	$ 1	$ 1	$ 1

[1]	This category represents private equity funds that invest principally in U.S. technology companies.

EMPLOYEE BENEFIT PLANS, Contributions and Cash Balance Pension Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Pension Benefits [Member]
Contributions [Abstract]
Pension contributions	$ 6
Cash Balance Defined Benefit Pension Plan [Member]
Cash balance defined benefit pension plan [Abstract]
Description of interest credit rate basis	ten-year U.S. Treasury rate
Service period for vesting (in years)	3Y

EMPLOYEE BENEFIT PLANS, Benefit Obligation, Plan Assets, and Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 322	$ 314
Service cost	8	8	8
Interest cost	19	19	18
Plan participants' contributions	0	0
Actuarial (gain) loss	24	(3)
Benefits paid	(18)	(17)
Amendments	0	1
Benefit obligation at end of year	355	322	314
Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	260	244
Actual return on plan assets	37	33
Employer contributions	6	0
Benefits paid	(18)	(17)
Fair value of plan assets at end of year	285	260	244
Funded Status and Recognized Liability	(70)	(62)
Accumulated benefit obligation [Abstract]
Accumulated benefit obligation	326	297
Other Post-retirement Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	54	52
Service cost	1	1	1
Interest cost	3	3	3
Plan participants' contributions	3	2
Actuarial (gain) loss	10	1
Benefits paid	(6)	(5)
Amendments	0	0
Benefit obligation at end of year	65	54	52
Change in Plan Assets [Roll Forward]
Benefits paid	(6)	(5)
Funded Status and Recognized Liability	(65)	(54)
Non-qualified Benefit Plans [Member]
Change in Plan Assets [Roll Forward]
Funded Status and Recognized Liability	$ 19

EMPLOYEE BENEFIT PLANS, Amounts Recognized in Consolidated Balance Sheets and Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized on the consolidated balance sheets [Abstract]
Non-current assets	$ 3	$ 3
Non-current liabilities	(135)	(116)
Pension Benefits [Member]
Amounts recognized on the consolidated balance sheets [Abstract]
Non-current assets	3	3
Current liabilities	0	0
Non-current liabilities	(73)	(65)
Total	(70)	(62)
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net loss (net of taxes)	70	70
Unrecognized prior service cost (net of taxes)	3	3
Total	73	73
Accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	349	269
Accumulated benefit obligation	319	248
Fair value of plan assets	275	208
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Estimated net prior service cost (credit), net of tax, that will be recognized in net periodic pension cost in next fiscal year	1
Estimated net gain (loss), net of tax, that will be recognized in net periodic pension cost in next fiscal year	(8)
Other Post-retirement Benefits [Member]
Amounts recognized on the consolidated balance sheets [Abstract]
Non-current assets	0	0
Current liabilities	(4)	(3)
Non-current liabilities	(61)	(51)
Total	(65)	(54)
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net loss (net of taxes)	6	0
Unrecognized prior service cost (net of taxes)	0	0
Total	6	0
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Estimated net gain (loss), net of tax, that will be recognized in net periodic pension cost in next fiscal year	(2)
Amortization period of unrecognized gains and losses (in years)	5Y
Non-qualified Benefit Plans [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net loss (net of taxes)	4
Non-qualified and Post-retirement Benefit Plans [Member]
Amounts recognized on the consolidated balance sheets [Abstract]
Current liabilities	$ 7

EMPLOYEE BENEFIT PLANS, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Components of Net Periodic Benefit Cost/(Income) [Abstract]
Service cost	$ 8	$ 8	$ 8
Interest cost	19	19	18
Expected return on plan assets	(21)	(20)	(32)
Amortization of net (gain) loss	8	12	0
Amortization of prior service cost	1	1	1
Recognition of loss due to settlement	0	0	1
Net periodic benefit cost/(income)	15	20	(4)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax) [Abstract]
Net loss (gain)	5	(10)	90
Amortization of unrecognized (loss) gain	(5)	(7)	0
Prior service cost	0	1	1
Amortization of prior service cost	(1)	(1)	0
Total recognized in other comprehensive income	(1)	(17)	91
Total recognized in net periodic benefit cost and other comprehensive income	14	3	87
Other Post-retirement Benefits [Member]
Components of Net Periodic Benefit Cost/(Income) [Abstract]
Service cost	1	1	1
Interest cost	3	3	3
Expected return on plan assets	0	0	0
Amortization of net (gain) loss	0	0	(1)
Amortization of prior service cost	0	0	0
Recognition of loss due to settlement	0	0	0
Net periodic benefit cost/(income)	4	4	3
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax) [Abstract]
Net loss (gain)	6	1	1
Amortization of unrecognized (loss) gain	(2)	0	1
Prior service cost	0	0	0
Amortization of prior service cost	0	0	0
Total recognized in other comprehensive income	4	1	2
Total recognized in net periodic benefit cost and other comprehensive income	8	5	5
Non-qualified Benefit Plans [Member]
Components of Net Periodic Benefit Cost/(Income) [Abstract]
Net periodic benefit cost/(income)	$ 9	$ 3	$ 4

EMPLOYEE BENEFIT PLANS, Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Expected return on plan assets (in hundredths)	8.25%	8.50%	8.50%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Weighted average assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Other Post-retirement Benefits [Member]
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Weighted average assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Assumed health care cost trend rates [Abstract]
Initial health care cost trend rate (in hundredths)	10.00%	9.00%	9.00%
Ultimate rate (in hundredths)	5.00%	5.00%	5.00%
Year ultimate rate is reached (in hundredths)	2016	2014	2013
Non-qualified Benefit Plans [Member]
Weighted average assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.50%

EMPLOYEE BENEFIT PLANS, Assumed Health Care Cost Trend Rates and Estimated Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Estimated future benefit payments [Abstract]
2011	$ 19
2012	20
2013	20
2014	21
2015	21
2016-2020	122
Other Post-retirement Benefits [Member]
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on total of service and interest cost components	1	0	0
Effect of one percentage point increase on post-retirement benefit obligation	8	5	5
Effect of one percentage point decrease on total of service and interest cost components	0	0	0
Effect of one percentage point decrease on post-retirement benefit obligation	(6)	(4)	(4)
Estimated future benefit payments [Abstract]
2011	4
2012	4
2013	4
2014	4
2015	5
2016-2020	24
Non-qualified Benefit Plans [Member]
Estimated future benefit payments [Abstract]
2011	3
2012	1
2013	2
2014	1
2015	2
2016-2020	$ 11

EMPLOYEE BENEFIT PLANS, Multiemployer Plans and Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Multiemployer Plans [Abstract]
Number of multiemployer plans	11
Number of multiemployer plans with estimated withdrawal obligation	5
Withdrawal obligation	$ 99
Contributions to multiemployer pension plans	13	12	13
Description of multiemployer plan	Contributions are generally based on union labor paid or cargo volume. A portion of such contributions is for unfunded accrued actuarial liabilities of the plans being funded over periods of 25 to 40 years, which began between 1967 and 1976.
401(k) Plan [Member]
Defined Contribution Plans [Abstract]
Contribution percentage, maximum (in hundredths)		4.00%	4.00%
Contribution expense		1.4	2
Profit Sharing Plan [Member]
Defined Contribution Plans [Abstract]
Contribution percentage, minimum (in hundredths)			1.00%
Contribution percentage, maximum (in hundredths)			3.00%
Contribution expense			$ 1

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current:
Federal	$ 43	$ 24	$ 53
State and foreign	6	2	4
Current	49	26	57
Deferred	(4)	(21)	(9)
Total continuing operations tax expense	45	5	48
Income tax reconciliation [Abstract]
Computed federal income tax expense	40	4	46
State income taxes	5	4	3
Tax effect of HS&TC consolidation	0	(2)	0
Other-net	0	(1)	(1)
Total continuing operations tax expense	45	5	48
Deferred tax assets:
Benefit plans	77	70
Insurance reserves	10	10
Capitalized development costs	14	3
Other	6	9
Total deferred tax assets	107	92
Deferred tax liabilities:
Basis differences for property and equipment	287	287
Tax-deferred gains on real estate transactions	216	197
Capital Construction Fund	3	3
Joint ventures and other investments	7	5
Other	17	22
Total deferred tax liabilities	530	514
Net deferred tax liability	423	422
Net tax benefits (expense) from share-based transactions	0.6	(1.3)
Reconciliation of unrecognized tax benefits [Roll Forward]
Balance at beginning of period	8	6	10
Additions for tax positions of prior years	0	0	0
Additions for tax positions of current year	2	3
Reductions for tax positions of prior years	(1)	0	(1)
Reductions for lapse of statute of limitations	(1)	(1)	(3)
Balance at end of period	8	8	6
Unrecognized tax benefits, that, if recognized, would impact the effective rate	$ 8	$ 8

SHARE-BASED AWARDS, General Disclosures (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Jan. 26, 2011 Time-Based Restricted Stock Units [Member]	Jan. 26, 2011 Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 2007 Plan [Member]	Jan. 28, 2010 2007 Plan [Member]	Dec. 31, 2009 2007 Plan [Member]	Dec. 31, 2010 2007 Plan [Member] Discretionary Grant Program [Member] Stock Options [Member]	Dec. 31, 2010 2007 Plan [Member] Stock Issuance Program [Member] Time-Based Restricted Stock Units [Member]	Dec. 31, 2010 2007 Plan [Member] Stock Issuance Program [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2009 2007 Plan [Member] Stock Issuance Program [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2008 2007 Plan [Member] Stock Issuance Program [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 2007 Plan [Member] Automatic Grant Program [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Predecessor Plan 1998 Employee Plan [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor Plan 1998 Employee Plan [Member] Time-Based Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor Plan 1998 Employee Plan [Member] Performance-Based Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor Plan 1998 Directors' Plan [Member] Stock Options [Member]
General disclosures [Abstract]
Number of shares of common stock initially reserved for issuance (in shares)								2,215,000
Number of shares available for grant (in shares)						2,467,198
Additional shares approved for issuance (in shares)							2,200,000
Number of separate incentive compensation programs						4
Number of programs that generally award share-based compensation						3
Minimum percentage of fair market value allowed for exercise price of stock options granted (in hundredths)									100.00%
Vesting period of awards granted (in years)				3Y	3Y				3Y	3Y	3Y	3Y	1Y	3Y	3Y	3Y	1Y	3Y
Maximum contractual term (in years)									10Y						10Y
Maximum period from date of grant that reload feature may be triggered (in years)															5Y
Description of option price under reload feature															not less than the greater of the fair market value of the Company's stock on the date of exercise or one and one-half times the original option price
Number of shares that can be purchased with option award (in shares)																		8,000
Weighted-average grant-date fair value (in dollars per share)	$ 6.59	$ 2.79	$ 7.88

SHARE-BASED AWARDS, Valuation Assumptions and Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 26, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average valuation assumptions [Abstract]
Expected volatility (in hundredths)		28.80%	24.80%
Expected volatility, minimum (in hundredths)				19.50%
Expected volatility, maximum (in hundredths)				19.80%
Expected term (in years)		5.8	5.8	5.8
Risk-free interest rate (in hundredths)		2.70%	1.90%
Risk-free interest rate, minimum (in hundredths)				3.10%
Risk-free interest rate, maximum (in hundredths)				3.50%
Dividend yield (in hundredths)		3.80%	5.40%	2.60%
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)	2,577,000	2,445,000
Granted (in shares)	285,569	425,000
Exercised (in shares)		(251,000)
Forfeited and expired (in shares)		(42,000)
Outstanding, end of period (in shares)		2,577,000	2,445,000
Vested or expected to vest (in shares)		2,564,000
Exercisable (in shares)		1,698,000
Stock option plans, additional disclosures [Abstract]
Outstanding, weighted average exercise price, beginning of period (in dollars per share)	$ 37.1	$ 36.8
Granted, weighted average exercise price (in dollars per share)	$ 40.63	$ 33.01
Exercised, weighted average exercise price (in dollars per share)		$ 26.75
Forfeited and expired, weighted average exercise price (in dollars per share)		$ 40.38
Outstanding, weighted average exercise price, end of period (in dollars per share)		$ 37.1	$ 36.8
Vested or expected to vest, weighted average exercise price (in dollars per share)		$ 37.1
Exercisable, weighted average exercise price (in dollars per share)		$ 39.91
Outstanding, weighted average contractual life (in years)		5.5
Vested or expected to vest, weighted average contractual life (in years)		5.5
Exercisable, weighted average contractual life (in years)		4.4
Outstanding, aggregate intrinsic value		$ 15,839
Vested or expected to vest, aggregate intrinsic value		15,681
Exercisable, aggregate intrinsic value		$ 7,542
2007 Plan [Member]
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)		958,000
Granted (in shares)		425,000
Exercised (in shares)		(20,000)
Forfeited and expired (in shares)		(31,000)
Outstanding, end of period (in shares)		1,332,000
Vested or expected to vest (in shares)		1,319,000
Exercisable (in shares)		453,000
Predecessor Plan 1998 Employee Plan [Member]
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)		1,291,000
Granted (in shares)		0
Exercised (in shares)		(225,000)
Forfeited and expired (in shares)		(11,000)
Outstanding, end of period (in shares)		1,055,000
Vested or expected to vest (in shares)		1,055,000
Exercisable (in shares)		1,055,000
Predecessor Plan 1998 Directors' Plan [Member]
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)		196,000
Granted (in shares)		0
Exercised (in shares)		(6,000)
Forfeited and expired (in shares)		0
Outstanding, end of period (in shares)		190,000
Vested or expected to vest (in shares)		190,000
Exercisable (in shares)		190,000

SHARE-BASED AWARDS, Non-Vested Restricted Stock Unit Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2010
2007 Plan [Member] | Restricted Stock Units [Member]
Non-vested awards activity [Roll Forward]
Outstanding, beginning of period (in shares)	427,000
Granted (in shares)	187,000
Vested (in shares)	(93,000)
Forfeited (in shares)	(191,000)
Outstanding, end of period (in shares)	330,000
Non-vested awards activity, additional disclosures [Abstract]
Outstanding, weighted average grant-date fair value, beginning of period (in dollars per shares)	$ 27.06
Granted, weighted average grant-date fair value (in dollars per shares)	$ 33.51
Vested, weighted average grant-date fair value (in dollars per shares)	$ 32.28
Forfeited, weighted average grant-date fair value (in dollars per shares)	$ 23.76
Outstanding, weighted average grant-date fair value, end of period (in dollars per shares)	$ 31.15
Predecessor Plans [Member] | Non-Vested Common Stock [Member]
Non-vested awards activity [Roll Forward]
Outstanding, beginning of period (in shares)	15,000
Granted (in shares)	0
Vested (in shares)	(15,000)
Forfeited (in shares)	0
Outstanding, end of period (in shares)	0
Non-vested awards activity, additional disclosures [Abstract]
Outstanding, weighted average grant-date fair value, beginning of period (in dollars per shares)	$ 48.19
Granted, weighted average grant-date fair value (in dollars per shares)	$ 0
Vested, weighted average grant-date fair value (in dollars per shares)	$ 48.19
Forfeited, weighted average grant-date fair value (in dollars per shares)	$ 0
Outstanding, weighted average grant-date fair value, end of period (in dollars per shares)	$ 0

SHARE-BASED AWARDS, Compensation Cost and Other Measures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based expense (net of estimated forfeitures):
Total share-based expense	$ 8	$ 9	$ 11
Total recognized tax benefit	(3)	(3)	(3)
Share-based expense (net of tax)	5	6	8
Stock Options [Member]
Share-based expense (net of estimated forfeitures):
Total share-based expense	2	4	3
Cash received upon option exercise	7	0	2
Intrinsic value of options exercised	2	0	1
Tax benefit realized upon option exercise	1	0	1
Total unrecognized compensation cost	2.2
Weighted average period of recognition (in years)	1.5
Non-Vested Stock & Restricted Stock Units [Member]
Share-based expense (net of estimated forfeitures):
Total share-based expense	6	5	8
Fair value of stock vested	4	3	13
Total unrecognized compensation cost	$ 8
Weighted average period of recognition (in years)	1.5

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2003 Sugar Refinery Site in Hawaii [Member]	Dec. 31, 2010 Standby letters of credit [Member]		Dec. 31, 2010 Performance and customs bonds [Member]		Dec. 31, 2010 Benefit plan withdrawal obligations [Member]		Dec. 31, 2010 Guarantee of bond obligations of joint venture [Member]	Dec. 31, 2010 Guarantee of bond obligations of joint venture under mutual indemnification agreements [Member]	Dec. 31, 2010 Guarantee of loan of joint venture [Member]	Dec. 31, 2010 Long-term water lease request [Member] Acre	May 31, 2010 Petitions filed requesting IIFS in East Maui streams [Member]	Sep. 25, 2008 Petitions filed requesting IIFS in East Maui streams [Member]	May 24, 2001 Petitions filed requesting IIFS in East Maui streams [Member]	Dec. 31, 2010 Petitions filed requesting IIFS in West Maui streams [Member]	Jun. 30, 2010 Petitions filed requesting IIFS in West Maui streams [Member]	Jun. 25, 2004 Petitions filed requesting IIFS in West Maui streams [Member]	Feb. 28, 2011 EPA standards for controlling emissions [Member]
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure		$ 19	[1]	$ 31	[2]			$ 15	$ 6	$ 10
Estimate of possible loss						99	[3]
Letters of credit amount that enables qualification as self-insurer		8
Letter of credit amount related to real estate business		11
Bonds related to real estate construction projects				17
U.S. customs bonds guarantees				13
Bonds related to transportation and other matters				1
Surety bonds outstanding								52
Value of work completed								37
Period of extension option (in years)										1Y
Watershed lands in East Maui owned (in acres)											16,000
Number of water licenses held and extended as revocable permits											4
Additional watershed lands accessible by licenses (in acres)											30,000
Capacity of irrigation water supplied by additional watershed lands (in hundredths)											58.00%
Number of organizations that filed a petition to establish IIFS																	2
Number of streams for which IIFS was requested														27			4
Number of petitions on which the Water Commission took action												19	8			2
Approximate percentage of irrigation water provided by the West Maui irrigation system (in hundredths)															15.00%
Number of boilers impacted by EPA standards																		3
Site Contingency [Line Items]
Payments made for environmental remediation costs	1.6
Accrued obligation for environmental remediation costs	$ 2

[1]	Consists of standby letters of credit, issued by the Company's lenders under the Company's revolving credit facilities. Approximately $8 million of the letters of credit are required to allow the Company to qualify as a self insurer for state and federal workers' compensation liabilities. The balance includes approximately $11 million related to the Company's real estate business. In the event the letters of credit are drawn upon, the Company would be obligated to reimburse the issuer of the letter of credit. None of the letters of credit has been drawn upon to date, and the Company believes it is unlikely that any of these letters of credit will be drawn upon.
[2]	Consists of approximately $17 million of construction bonds related to real estate projects in Hawaii, approximately $13 million in U.S. customs bonds, and approximately $1 million related to transportation and other matters. In the event the bonds are drawn upon, the Company would be obligated to reimburse the surety that issued the bond. None of the bonds has been drawn upon to date, and the Company believes it is unlikely that any of these bonds will be drawn upon.
[3]	Represents the withdrawal liabilities for multiemployer pension plans, in which Matson is a participant. The withdrawal liability aggregated approximately $99 million as of the most recent valuation date. Management has no present intention of withdrawing from and does not anticipate termination of any of the aforementioned plans.

INDUSTRY SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Number of operating segments																	5
Number of industries																	3
Revenue	$ 437.6		$ 437.3		$ 396.5		$ 342.1		$ 362.2		$ 369.6		$ 348.5		$ 312.1		$ 1,614		$ 1,392		$ 1,867
Operating Profit																	162.9		60.3		177.7
Interest expense, net																	(25.5)	[1]	(25.9)	[1]	(23.7)	[1]
General corporate expenses	(4.5)		(7.7)		(4.5)		(6.6)		(6.3)		(4.9)		(4.5)		(6.1)		(23.3)		(21.8)		(21)
Income From Continuing Operations Before Income Taxes	31.9		41.2		35.2		5.8		6.4		7.4		7.1		(8.3)		114		12		132
Income taxes	13.1		15.5		13.1		3		1.7		3.4		3		(3.1)		45		5		48
Income From Continuing Operations	18.8		25.7		22.1		2.8		4.7		4		4.1		(5.2)		69		7		84
Discontinued operations	1.4	[2]	0	[2]	6.8	[2]	14.5	[2]	15.4		4.5		8.5		8.2		23		37		48
Net income	20.2		25.7		28.9		17.3		20.1		8.5		12.6		3		92		44		132
Identifiable Assets	2,495								2,380								2,495		2,380		2,350.2
Capital Expenditures																	243.1		125.9		154.7
Depreciation and Amortization																	107		105		101
Earnings from equity investments included in operating profit																	2		0		9
Gain from crop disaster relief payment																	5		0		0
Gain on consolidation of HS&TC																	0		5		0
Expenditures for real estate developments																	22		6		39
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenue	(15.8)	[3]	(2.7)	[3]	(3.6)	[3]	(4.2)	[3]	(8.2)	[3]	(3)	[3]	(2.8)	[3]	(2.3)	[3]	(26.3)	[3]	(16.3)	[3]	(10.7)	[3]
Other [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	14.8								12.2								14.8		12.2		15.1
Capital Expenditures																	0.3		0.3		0.8
Depreciation and Amortization																	2.2		5.1		7.2
Transportation Industry [Member]
Segment Reporting Information [Line Items]
Number of operating segments																	2
Transportation Industry [Member] | SSA Terminals, LLC [Member]
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage (in hundredths)	35.00%																35.00%
Earnings from equity investments included in operating profit																	13		6		5
Transportation Industry [Member] | Ocean transportation segment [Member]
Segment Reporting Information [Line Items]
Revenue	290.8		267.5		257.2		229.5		234.8		234.2		218.5		201.1		1,045		888.6		1,023.7
Operating Profit																	99.4	[4]	58.3	[4]	105.8	[4]
Interest expense, net																	8.2		9		11.6
Discontinued operations	(17.2)		(2.1)														(19.3)
Identifiable Assets	1,095.5	[5]							1,095.2	[5]							1,095.5	[5]	1,095.2	[5]	1,153.9	[5]
Capital Expenditures																	69.4		12.7		35.5
Depreciation and Amortization																	69		67.1		66.1
Transportation Industry [Member] | Ocean transportation segment [Member] | SSA Terminals, LLC [Member]
Segment Reporting Information [Line Items]
Earnings from equity investments included in operating profit																	12.8		6.2		5.2
Equity method investments	52.9								47.2								52.9		47.2		44.6
Transportation Industry [Member] | Logistics services segment [Member]
Segment Reporting Information [Line Items]
Revenue	97.5		92.4		88.6		77.1		82.1		82.3		80.3		76.2		355.6		320.9		436
Operating Profit																	7.2		6.7		18.5
Identifiable Assets	73.8								72.4								73.8		72.4		74.2
Capital Expenditures																	1.8	[6]	0.6	[6]	2.4	[6]
Depreciation and Amortization																	3.2		3.5		2.3
Transportation Industry [Member] | Less amounts reported in discontinued operations [Member]
Segment Reporting Information [Line Items]
Revenue	(22.8)	[2]	(5.7)	[2]	0	[2]	0	[2]									(28.5)	[7]	0	[7]	0	[7]
Operating Profit																	19.3	[7]	0	[7]	0	[7]
Real Estate Industry [Member]
Segment Reporting Information [Line Items]
Number of operating segments																	2
Real Estate Industry [Member] | Leasing segment [Member]
Segment Reporting Information [Line Items]
Revenue	23.2		24.4		23.2		23.6		24.9		25.2		25.9		27.2		94.4		103.2		107.8
Operating Profit																	35.3		43.2		47.8
Identifiable Assets	739.4								627.4								739.4		627.4		590.2
Capital Expenditures																	164.7	[8]	108.8	[8]	100.2	[8]
Depreciation and Amortization																	20	[7]	17.5	[7]	13.4	[7]
Real Estate Industry [Member] | Sales segment [Member]
Segment Reporting Information [Line Items]
Revenue	49.5		4.3		22		60.3		64.2		14.9		21.3		25.2		136.1		125.6		350.2
Operating Profit																	50.1	[4]	39.1	[4]	95.6	[4]
Identifiable Assets	420.8	[5]							415.6	[5]							420.8	[5]	415.6	[5]	344.6	[5]
Capital Expenditures																	0.1	[9]	0.1	[9]	0.6	[9]
Depreciation and Amortization																	0.2		0.3		0.2
Earnings from equity investments included in operating profit																	2				9
Equity method investments	274.8								193.3								274.8		193.3		162.1
Expenditures for real estate developments																	22		6		39
Real Estate Industry [Member] | Less amounts reported in discontinued operations [Member]
Segment Reporting Information [Line Items]
Revenue	(44.3)	[2]	(3.3)	[2]	(20.7)	[2]	(58.4)	[2]	(63.2)	[2]	(16.5)	[2]	(23.9)	[2]	(33)	[2]	(126.7)	[7]	(136.6)	[7]	(164.6)	[7]
Operating Profit																	(54.5)	[7]	(59.2)	[7]	(77.1)	[7]
Agribusiness Industry [Member]
Segment Reporting Information [Line Items]
Number of operating segments																	1
Revenue	59.5	[10]	60.4	[10]	29.8	[10]	14.2	[10]	27.6	[11]	32.5	[11]	29.2	[11]	17.7	[11]	163.9		107		124.3
Operating Profit																	6.1	[12]	(27.8)	[12]	(12.9)	[12]
Identifiable Assets	150.3								156.8								150.3		156.8		172.2
Capital Expenditures																	6.8		3.4		15.2
Depreciation and Amortization																	12.7		11.9		11.5
Gain from crop disaster relief payment	4.9																4.9
Gain on consolidation of HS&TC									$ 5.4										$ 5.4

[1]	Includes Ocean Transportation interest expense of $8.2 million for 2010, $9.0 million for 2009, and $11.6 million for 2008. Substantially all other interest expense was at the parent company.
[2]	See Note 2 for discussion of discontinued operations.
[3]	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
[4]	The Ocean Transportation segment includes approximately $12.8 million, $6.2 million, and $5.2 million of equity in earnings from its investment in SSAT for 2010, 2009, and 2008, respectively. Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $19.3 million in 2010. The Real Estate Sales segment includes approximately $2.0 million and $9.0 million in equity in earnings from its various real estate joint ventures for 2010 and 2008, respectively. Equity in earnings from joint ventures in 2009 was negligible.
[5]	The Ocean Transportation segment includes approximately $52.9 million, $47.2 million, and $44.6 million related to its investment in SSAT as of December 31, 2010, 2009, and 2008, respectively. The Real Estate Sales segment includes approximately $274.8 million, $193.3 million, and $162.1 million related to its investment in various real estate joint ventures as of December 31, 2010, 2009, and 2008, respectively.
[6]	Excludes expenditures related to Matson Integrated Logistics' acquisitions, which are classified as acquisition of businesses in Cash Flows from Investing Activities within the Consolidated Statements of Cash Flows.
[7]	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.
[8]	Represents gross capital additions to the leasing portfolio, including gross tax-deferred property purchases that are reflected as non-cash transactions in the Consolidated Statements of Cash Flows.
[9]	Excludes expenditures for real estate developments held for sale which are classified as Cash Flows from Operating Activities within the Consolidated Statements of Cash Flows. Operating cash flows for expenditures related to real estate developments were $22 million, $6 million, and $39 million for 2010, 2009, and 2008, respectively.
[10]	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
[11]	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.
[12]	Includes a $4.9 million gain in 2010 related to a crop disaster relief payment for drought experienced in prior years and a $5.4 million gain recorded upon consolidation of HS&TC in 2009.

QUARTERLY INFORMATION (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Quarterly information [Abstract]
Revenue	$ 437.6		$ 437.3		$ 396.5		$ 342.1		$ 362.2		$ 369.6		$ 348.5		$ 312.1		$ 1,614		$ 1,392		$ 1,867
Total operating profit	42.6		55.2		46.2		18.9		19.4		19		18.5		3.4		126		34		140
Interest expense	(6.2)		(6.3)		(6.5)		(6.5)		(6.7)		(6.7)		(6.9)		(5.6)		(26)		(25)		(24)
General corporate expenses	(4.5)		(7.7)		(4.5)		(6.6)		(6.3)		(4.9)		(4.5)		(6.1)		(23.3)		(21.8)		(21)
Income From Continuing Operations Before Income Taxes	31.9		41.2		35.2		5.8		6.4		7.4		7.1		(8.3)		114		12		132
Income taxes	13.1		15.5		13.1		3		1.7		3.4		3		(3.1)		45		5		48
Income From Continuing Operations	18.8		25.7		22.1		2.8		4.7		4		4.1		(5.2)		69		7		84
Discontinued operations	1.4	[1]	0	[1]	6.8	[1]	14.5	[1]	15.4		4.5		8.5		8.2		23		37		48
Net Income	20.2		25.7		28.9		17.3		20.1		8.5		12.6		3		92		44		132
Basic (in dollars per share)	$ 0.49		$ 0.62		$ 0.7		$ 0.42		$ 0.49		$ 0.21		$ 0.31		$ 0.07		$ 2.23		$ 1.08		$ 3.21
Diluted (in dollars per share)	$ 0.48		$ 0.62		$ 0.7		$ 0.42		$ 0.49		$ 0.21		$ 0.31		$ 0.07		$ 2.22		$ 1.08		$ 3.19
Gain from crop disaster relief payment																	5		0		0
Gain upon consolidation of HS&TC																	0		5		0
Reconciling Items [Member]
Quarterly information [Abstract]
Revenue	(15.8)	[2]	(2.7)	[2]	(3.6)	[2]	(4.2)	[2]	(8.2)	[2]	(3)	[2]	(2.8)	[2]	(2.3)	[2]	(26.3)	[2]	(16.3)	[2]	(10.7)	[2]
Transportation Industry [Member] | Ocean transportation segment [Member]
Quarterly information [Abstract]
Revenue	290.8		267.5		257.2		229.5		234.8		234.2		218.5		201.1		1,045		888.6		1,023.7
Total operating profit	11.6	[3]	40.4	[3]	37	[3]	10.4	[3]	13.5		24.2		21.1		(0.5)
Discontinued operations	(17.2)		(2.1)														(19.3)
Transportation Industry [Member] | Logistics services segment [Member]
Quarterly information [Abstract]
Revenue	97.5		92.4		88.6		77.1		82.1		82.3		80.3		76.2		355.6		320.9		436
Total operating profit	2		1.8		1.5		1.9		1.2		2.2		1.8		1.5
Transportation Industry [Member] | Less amounts reported in discontinued operations [Member]
Quarterly information [Abstract]
Revenue	(22.8)	[1]	(5.7)	[1]	0	[1]	0	[1]									(28.5)	[4]	0	[4]	0	[4]
Total operating profit	17.2	[1]	2.1	[1]	0	[1]	0	[1]
Real Estate Industry [Member] | Leasing segment [Member]
Quarterly information [Abstract]
Revenue	23.2		24.4		23.2		23.6		24.9		25.2		25.9		27.2		94.4		103.2		107.8
Total operating profit	8.4		9.3		8.5		9.1		10		10.2		11		12
Real Estate Industry [Member] | Sales segment [Member]
Quarterly information [Abstract]
Revenue	49.5		4.3		22		60.3		64.2		14.9		21.3		25.2		136.1		125.6		350.2
Total operating profit	17.8		2.9		8		21.4		20.4		3.5		9.6		5.6
Real Estate Industry [Member] | Less amounts reported in discontinued operations [Member]
Quarterly information [Abstract]
Revenue	(44.3)	[1]	(3.3)	[1]	(20.7)	[1]	(58.4)	[1]	(63.2)	[1]	(16.5)	[1]	(23.9)	[1]	(33)	[1]	(126.7)	[4]	(136.6)	[4]	(164.6)	[4]
Total operating profit	(19)	[1]	(2.1)	[1]	(10.6)	[1]	(22.8)	[1]	(24.9)	[1]	(7.3)	[1]	(13.7)	[1]	(13.3)	[1]
Agribusiness Industry [Member]
Quarterly information [Abstract]
Revenue	59.5	[5]	60.4	[5]	29.8	[5]	14.2	[5]	27.6	[6]	32.5	[6]	29.2	[6]	17.7	[6]	163.9		107		124.3
Total operating profit	4.6	[5]	0.8	[5]	1.8	[5]	(1.1)	[5]	(0.8)		(13.8)		(11.3)		(1.9)
Gain from crop disaster relief payment	4.9																4.9
Gain upon consolidation of HS&TC									$ 5.4										$ 5.4

[1]	See Note 2 for discussion of discontinued operations.
[2]	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
[3]	Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $2.1 million and $17.2 million in the third and fourth quarter of 2010, respectively.
[4]	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.
[5]	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
[6]	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.

PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Condensed Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current Assets:
Cash and cash equivalents	$ 14	$ 16	$ 19	$ 17
Accounts and other receivables, net	165	172
Inventories	35	43
Real estate held for sale	8	36
Prepaid expenses and other	33	33
Total current assets	264	307
Investments:
Subsidiaries consolidated, at equity	329	242
Property, at Cost	2,901	2,715
Less accumulated depreciation and amortization	1,250	1,179
Property -- net	1,651	1,536
Other Assets	126	204
Total	2,495	2,380	2,350.2
Current Liabilities:
Accounts payable	137	132
Other	50	73
Total current liabilities	353	297
Long-term Debt	386	406
Other Long-term Liabilities	54	48
Deferred Income Taxes	431	428
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)	(96)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085	1,072	1,130
Total	2,495	2,380
A&B (Parent Company) [Member]
Current Assets:
Cash and cash equivalents	0	1	0	3
Accounts and other receivables, net	5	12
Inventories	16	15
Real estate held for sale	3	7
Prepaid expenses and other	6	6
Total current assets	30	41
Investments:
Subsidiaries consolidated, at equity	1,299	1,210
Property, at Cost	501	455
Less accumulated depreciation and amortization	225	226
Property -- net	276	229
Other Assets	17	32
Total	1,622	1,512
Current Liabilities:
Current portion of long-term debt	108	40
Accounts payable	8	10
Income taxes payable	2	24
Non-qualified benefit plans	1	17
Other	17	15
Total current liabilities	136	106
Long-term Debt	230	239
Employee Benefit Plans	27	22
Non-qualified Benefit Plans	10	8
Other Long-term Liabilities	11	4
Deferred Income Taxes	50	42
Due to Subsidiaries	22	6
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$ 1,622	$ 1,512

PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Condensed Statements of Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Agribusiness													$ 152	$ 97	$ 119
Real estate leasing													81	71	66
Real estate sales													14	16	225
Costs and Expenses:
Cost of agribusiness goods and services													150	130	133
Cost of real estate sales and leasing													60	54	225
Selling, general and administrative													158	154	163
Income tax benefit	13.1		15.5		13.1		3		1.7	3.4	3	(3.1)	45	5	48
Income From Continuing Operations	18.8		25.7		22.1		2.8		4.7	4	4.1	(5.2)	69	7	84
Income from Discontinued Operations	1.4	[1]	0	[1]	6.8	[1]	14.5	[1]	15.4	4.5	8.5	8.2	23	37	48
Net Income	20.2		25.7		28.9		17.3		20.1	8.5	12.6	3	92	44	132
Total comprehensive income													91	59	40
A&B (Parent Company) [Member]
Revenue:
Agribusiness													117	73	91
Real estate leasing													16	13	10
Real estate sales													2	8	6
Interest and other													6	2	3
Total revenue													141	96	110
Costs and Expenses:
Cost of agribusiness goods and services													114	109	110
Cost of real estate sales and leasing													11	9	8
Selling, general and administrative													24	21	21
Interest and other													16	16	14
Income tax benefit													(13)	(22)	(18)
Total costs and expenses													153	133	135
Income From Continuing Operations													(12)	(37)	(25)
Income from Discontinued Operations													24	11	21
Income (Loss) Before Equity in Income of Subsidiaries Consolidated													12	(26)	(4)
Equity in Income from Continuing Operations of Subsidiaries Consolidated													81	44	109
Equity in Income (Loss) from Discontinued Operations of Subsidiaries Consolidated													(1)	26	27
Net Income													92	44	132
Other Comprehensive Income (Loss), net of income taxes													(1)	15	(91)
Total comprehensive income													$ 91	$ 59	$ 41

[1]	See Note 2 for discussion of discontinued operations.

PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Condensed Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed statements of cash flows [Abstract]
Cash Flows from Operations (including dividends received from subsidiaries)	$ 150	$ 115	$ 275
Cash Flows from Investing Activities:
Capital expenditures	(95)	(31)	(109)
Purchase of investments	(102)	(48)	(60)
Net cash used in investing activities	(150)	(31)	(149)
Cash Flows from Financing Activities:
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	0	0	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	(2)	(87)	(124)
Net increase (decrease) for the year	(2)	(3)	2
Balance, beginning of year	16	19	17
Balance, end of year	14	16	19
Other Cash Flow Information:
Income taxes paid, net of refunds	(46)	(38)	(63)
Other Non-cash Information:
Tax-deferred property sales	120	109	112
Tax-deferred property purchases	(148)	(95)	(46)
A&B (Parent Company) [Member]
Condensed statements of cash flows [Abstract]
Cash Flows from Operations (including dividends received from subsidiaries)	37	90	144
Cash Flows from Investing Activities:
Capital expenditures	(14)	(6)	(16)
Purchase of investments	(67)	(96)	(12)
Proceeds from disposal of property and sale of investments	36	28	9
Net cash used in investing activities	(45)	(74)	(19)
Cash Flows from Financing Activities:
Change in intercompany payables/receivables	0	(13)	(4)
Proceeds from (repayments of) long-term debt, net	52	51	(16)
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	0	0	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	7	(15)	(128)
Net increase (decrease) for the year	(1)	1	(3)
Balance, beginning of year	1	0	3
Balance, end of year	0	1	0
Other Cash Flow Information:
Interest paid	(15)	(13)	(13)
Income taxes paid, net of refunds	(46)	(38)	(63)
Other Non-cash Information:
Depreciation expense	16	17	15
Tax-deferred property sales	65	29	60
Tax-deferred property purchases	$ (78)	$ (40)	$ (5)

PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Debt and Dividends (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Revolving Credit Loans [Member]	Dec. 31, 2009 Revolving Credit Loans [Member]	Dec. 31, 2010 Term Loan 6.90% [Member]	Dec. 31, 2009 Term Loan 6.90% [Member]	Dec. 31, 2010 Term Loan 5.53% [Member]	Dec. 31, 2009 Term Loan 5.53% [Member]	Dec. 31, 2010 Term Loan 5.55% [Member]	Dec. 31, 2009 Term Loan 5.55% [Member]	Dec. 31, 2010 Term Loan 5.56% [Member]	Dec. 31, 2009 Term Loan 5.56% [Member]	Dec. 31, 2010 Term Loan 4.10% [Member]	Dec. 31, 2009 Term Loan 4.10% [Member]	Dec. 31, 2010 Term Loan 6.20% [Member]	Dec. 31, 2009 Term Loan 6.20% [Member]	Dec. 31, 2010 Term Loan 7.42% [Member]	Dec. 31, 2009 Term Loan 7.42% [Member]	Dec. 31, 2010 Term Loan 5.50% [Member]	Oct. 31, 2010 Term Loan 5.50% [Member]	Dec. 31, 2009 Term Loan 5.50% [Member]	Dec. 31, 2010 Prudential facility [Member]	Dec. 31, 2010 A&B (Parent Company) [Member]	Dec. 31, 2009 A&B (Parent Company) [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Revolving Credit Loans [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Revolving Credit Loans [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 6.90% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 6.90% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.53% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.53% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.55% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.55% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.56% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.56% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 4.10% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 4.10% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 6.20% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 6.20% [Member]	Jun. 30, 2005 A&B (Parent Company) [Member] Term Loan 6.20% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 7.42% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 7.42% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.50% [Member]	Oct. 31, 2010 A&B (Parent Company) [Member] Term Loan 5.50% [Member]	Dec. 31, 2009 A&B (Parent Company) [Member] Term Loan 5.50% [Member]	Dec. 31, 2010 A&B (Parent Company) [Member] Prudential facility [Member]	Dec. 31, 2010 Matson (Subsidiary) [Member]	Dec. 31, 2009 Matson (Subsidiary) [Member]	Dec. 31, 2008 Matson (Subsidiary) [Member]	Dec. 28, 2012 Matson (Subsidiary) [Member] Revolving Credit Loans [Member]	Dec. 31, 2010 Matson (Subsidiary) [Member] Revolving Credit Loans [Member]
Long-term debt [Abstract]
Total debt	$ 522	$ 471	$ 108	$ 34	$ 100	$ 100	$ 50	$ 50	$ 50	$ 50	$ 25	$ 25	$ 12	$ 25	$ 11	$ 11	$ 0	$ 3	$ 6		$ 0		$ 338	$ 279	$ 93	$ 24	$ 100	$ 100	$ 50	$ 50	$ 50	$ 50	$ 25	$ 25	$ 12	$ 25	$ 2	$ 2		$ 3	$ 0	$ 6		$ 0
Less current portion																							(108)	(40)	(92)
Long-term debt	386	406																					230	239
Effective interest rate (in hundredths)			0.64%	0.68%																					0.57%	0.76%
Stated interest rate (in hundredths)					6.90%	6.90%	5.53%	5.53%	5.55%	5.55%	5.56%	5.56%	4.10%	4.10%	6.20%	6.20%		7.42%	5.50%								6.90%	6.90%	5.53%	5.53%	5.55%	5.55%	5.56%	5.56%	4.10%	4.10%	6.20%	6.20%		7.42%		5.50%
Maturity date																											2020	2020	2016	2016	2017	2017	2016	2016	2012	2012	2013	2013		2010		November 2014
Long-term Debt Maturities [Abstract]
Due in 2011	136																						108
Due in 2012	40																						28
Due in 2013	45																						26
Due in 2014	54																						39
Due in 2015	45																						33
Due after 2015	202																						104
Revolving credit facilities [Abstract]
Number of commercial banks			6																						6
Term of facility (in years)																						3Y																							3Y
Maximum borrowing capacity			325																			400			225																				400					100
Expiration date of facility																						April 19, 2012			December 2011																				April 19, 2012					December 28, 2012
Interest rate description			London Interbank Offered Rate 'LIBOR' plus a spread ranging from 0.225 percent to 0.475 percent																			borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing			London Interbank Offered Rate (LIBOR) plus a spread ranging from 0.225 percent to 0.475 percent																				borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing				1.25 percent to 2.00 percent plus LIBOR based on Matson's current credit rating
Covenant terms			maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of debt to earnings before interest, depreciation, amortization and taxes																			restrictive covenants that are substantially the same as the covenants contained in the revolving senior credit facilities			maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of total debt to earnings before interest, depreciation, amortization, and taxes
Outstanding letters of credit			19																						11
Total remaining capacity available for borrowing	358		198																			97			122																				97
Secured term debt [Abstract]
Debt assumed																				6																			11				6
Ownership percentage of Phoenix office building (in hundredths)																																					25.00%
Number of subsidiaries that own the property jointly and severally																																					3
Dividends from Subsidiaries [Abstract]
Cash dividends received																																														$ 45	$ 60	$ 60